As filed with the Securities and Exchange Commission on December 1, 2017

Registration No. 33-

(Investment Company Act Registration No. 811-03221)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Fidelity Charles Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Marc Bryant, Secretary

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on January 2, 2018, pursuant to Rule 488.

FIDELITY® GLOBAL BALANCED FUND

A SERIES OF

FIDELITY CHARLES STREET TRUST

FIDELITY® GLOBAL STRATEGIES FUND

A SERIES OF

FIDELITY SALEM STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASSES)

1-877-208-0098 (ADVISOR CLASSES)

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To the Shareholders of Fidelity® Global Balanced Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Global Balanced Meeting) of Fidelity Global Balanced Fund (Global Balanced) will be held at an office of Fidelity Charles Street Trust, One Spartan Way, Merrimack, New Hampshire 03054 (Industrial Drive, Exit 10, off Route 3) on March 8, 2018 at 8 a.m. Eastern Time (ET). The purpose of the Global Balanced Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

(1)	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Global Balanced to Fidelity Asset Manager 60% in exchange solely for corresponding shares of beneficial interest of Fidelity Asset Manager 60% and the assumption by Fidelity Asset Manager 60% of Global Balanced’s liabilities, in complete liquidation of Global Balanced. (Proposal 1)

To the Shareholders of Fidelity® Global Strategies Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Global Strategies Meeting) of Fidelity Global Strategies Fund (Global Strategies) will be held at an office of Fidelity Salem Street Trust, One Spartan Way, Merrimack, New Hampshire 03054 (Industrial Drive, Exit 10, off Route 3) on March 8, 2018 at 8 a.m. Eastern Time (ET). The purpose of the Global Strategies Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

(2)	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Global Strategies to Fidelity Asset Manager 60% in exchange solely for corresponding shares of beneficial interest of Fidelity Asset Manager 60% and the assumption by Fidelity Asset Manager 60% of Global Strategies’ liabilities, in complete liquidation of Global Strategies. (Proposal 2)

The Boards of Trustees have fixed the close of business on January 12, 2018 as the record date for the determination of the shareholders of each of Global Balanced and Global Strategies entitled to notice of, and to vote at, the Global Balanced Meeting and the Global Strategies Meeting (each, a Meeting and, together, the Meetings), respectively, and any adjournments thereof.

By order of the Board of Trustees,

MARC R. BRYANT, Secretary

January 12, 2018

Your vote is important – please vote your shares promptly.

Shareholders are invited to attend a fund’s Meeting in person. Admission to a Meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of a Meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to a Meeting.

Any shareholder who does not expect to attend a Meeting is urged to vote using the touch-tone telephone or internet voting instructions on the following page or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until a Meeting to vote your shares, you will need to request a paper ballot at a Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer
2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)	ABC Trust	Ann B. Collins, Trustee
3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote.

FIDELITY® GLOBAL BALANCED FUND A SERIES OF FIDELITY CHARLES STREET TRUST	FIDELITY ASSET MANAGER 60% A SERIES OF FIDELITY CHARLES STREET TRUST
FIDELITY® GLOBAL STRATEGIES FUND A SERIES OF FIDELITY SALEM STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASSES)

1-877-208-0098 (ADVISOR CLASSES)

PROXY STATEMENT AND PROSPECTUS

JANUARY 12, 2018

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® Global Balanced Fund (Global Balanced), a series of Fidelity Charles Street Trust (Charles Street Trust), and Fidelity® Global Strategies Fund (Global Strategies), a series of Fidelity Salem Street Trust (Salem Street Trust, and together with Charles Street Trust, the trusts), in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Boards of Trustees to be used at the Special Meeting of Shareholders of Global Balanced (the Global Balanced Meeting) and the Special Meeting of Shareholders of Global Strategies (the Global Strategies Meeting) and at any adjournments thereof (together, the Meetings), to be held on March 8, 2018 at 8 a.m. Eastern Time (ET), at One Spartan Way, Merrimack, New Hampshire 03054 (Industrial Drive, Exit 10, off Route 3), an office of the trusts and each fund’s manager, Fidelity Management & Research Company (FMR), Global Balanced’s manager, and FMR Co., Inc. (FMRC), Global Strategies’ manager (each an Adviser).

As more fully described in the Proxy Statement, shareholders of Global Balanced are being asked to consider and vote on an Agreement and Plan of Reorganization (Global Balanced Agreement) relating to the proposed acquisition of Global Balanced by Fidelity Asset Manager 60% (Asset Manager 60%) (Proposal 1) and shareholders of Global Strategies are being asked to consider and vote on an Agreement and Plan of Reorganization (Global Strategies Agreement) relating to the proposed acquisition of Global Strategies by Asset Manager 60% (Proposal 2).

The transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for both Reorganizations to be approved for either one of them to occur.

If the Agreement relating to your fund is approved by the fund’s shareholders and the related Reorganization occurs, you will become a shareholder of Asset Manager 60%. Your fund will transfer all of its assets to Asset Manager 60% in exchange solely for shares of beneficial interest of Asset Manager 60% and the assumption by Asset Manager 60% of your fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of each Reorganization. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on April 27, 2018, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).

Asset Manager 60% (together with Global Balanced and Global Strategies, the funds) is a diversified series of Fidelity Charles Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments. Asset Manager 60% seeks to achieve its investment objective by maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about January 12, 2018. The Proxy Statement sets forth concisely the information about each Reorganization and Asset Manager 60% that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated January 12, 2018, relating to this Proxy Statement;

(ii) the Prospectus for Asset Manager 60% dated November 29, 2017, relating to Fidelity Asset Manager 60% shares, a retail class of Asset Manager 60%, a copy of which, if applicable, accompanies this Proxy Statement;

(iii) the Prospectus for Asset Manager 60% dated November 29, 2017, relating to Class A, Class M, Class C, and Class I shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iv) the Statement of Additional Information for Asset Manager 60% dated November 29, 2017, relating to Fidelity Asset Manager 60% shares, a retail class of Asset Manager 60%;

(v) the Statement of Additional Information for Asset Manager 60% dated November 29, 2017, relating to Class A, Class M, Class C, and Class I shares;

(vi) the Prospectus for Global Balanced dated December 30, 2016, as supplemented, relating to Fidelity Global Balanced shares, a retail class of Global Balanced;

(vii) the Prospectus for Global Balanced dated December 30, 2016, as supplemented, relating to Class A, Class M, Class C, and Class I shares;

(viii) the Prospectus for Global Strategies dated July 29, 2017, as supplemented, relating to Global Strategies shares, a retail class of Global Strategies;

(ix) the Prospectus for Global Strategies dated July 29, 2017, as supplemented, relating to Class A, Class M, Class C, and Class I shares;

(x) the Statement of Additional Information for Global Balanced dated December 30, 2016, relating to Fidelity Global Balanced shares, a retail class of Global Balanced;

(xi) the Statement of Additional Information for Global Balanced dated December 30, 2016, as supplemented, relating to Class A, Class M, Class C, and Class I shares;

(xii) the Statement of Additional Information for Global Strategies dated July 29, 2017, as supplemented, relating to Fidelity Global Strategies shares, a retail class of Global Strategies;

(xiii) the Statement of Additional Information for Global Strategies dated July 29, 2017, as supplemented, relating to Class A, Class M, Class C, and Class I shares; and

(xiv) the Semiannual Report for Global Balanced for the fiscal period ended April 30, 2017.

You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting Salem Street Trust or Charles Street Trust at Fidelity Distributors Corporation (FDC), 245 Summer Street, Boston, Massachusetts 02210, by calling 1-800-544-8544 (retail classes) or 1-877-208-0098 (Advisor classes), or by logging on to www.fidelity.com (retail classes) or institutional.fidelity.com (Advisor classes).

The trusts are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

Synopsis	pg 6
Comparison of Principal Risk Factors	pg 23
The Proposed Transactions	pg 30
Additional Information about the Funds	pg 41
Voting Information	pg 41
Miscellaneous	pg 43

Exhibit 1. Form of Agreement and Plan of Reorganization of Fidelity Global Balanced	pg 45
Exhibit 2. Form of Agreement and Plan of Reorganization of Global Strategies	pg 55

Attachment 1A	pg 65

Attachment 1B	pg 69

Attachment 2A	pg 74

Attachment 2B	pg 75

Attachment 3	pg 76

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectuses and Statements of Additional Information of Global Balanced and Global Strategies, as applicable, or the Prospectuses and Statements of Additional Information of Asset Manager 60%, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses of Asset Manager 60% carefully for more complete information.

What proposal am I being asked to vote on?

Shareholders of Global Balanced are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Global Balanced are being asked to approve the Agreement relating to the proposed acquisition of Global Balanced by Asset Manager 60%.

Shareholders of Global Strategies are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Global Strategies are being asked to approve the Agreement relating to the proposed acquisition of Global Strategies by Asset Manager 60%.

Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for both Reorganizations to be approved for either one of them to occur.

Shareholders of record as of the close of business on January 12, 2018 will be entitled to vote at their respective Meeting.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of Asset Manager 60% instead. Your fund will transfer all of its assets to Asset Manager 60% in exchange solely for shares of beneficial interest of Asset Manager 60% and the assumption by Asset Manager 60% of your fund’s liabilities in complete liquidation of your fund. Each shareholder of Global Balanced and Global Strategies will receive shares of the corresponding class of Asset Manager 60% shown in the table below. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Global Balanced Fund*	Fidelity Asset Manager 60%***
Global Balanced: Class A*	Asset Manager 60%: Class A***
Global Balanced: Class C*	Asset Manager 60%: Class C***
Global Balanced: Class I*	Asset Manager 60%: Class I***

Global Balanced: Class M*	Asset Manager 60%: Class M***
Fidelity Global Strategies Fund**	Fidelity Asset Manager 60%***
Global Strategies: Class A**	Asset Manager 60%: Class A***
Global Strategies: Class C**	Asset Manager 60%: Class C***
Global Strategies: Class I**	Asset Manager 60%: Class I***
Global Strategies: Class M**	Asset Manager 60%: Class M***

*	Fidelity Global Balanced Fund is the retail class of Global Balanced. Class A, Class C, Class I, Class M are classes of Global Balanced.
**	Fidelity Global Strategies Fund is the retail class of Global Strategies. Class A, Class C, Class I, Class M are classes of Global Strategies.
***	Fidelity Asset Manager 60% is the retail class of Asset Manager 60%. Class A, Class C, Class I, Class M are classes of Asset Manager 60%.

For more information, shareholders of Global Balanced please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.” For more information, shareholders of Global Strategies please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. Each fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization for each fund. The Board of Trustees unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement. The Reorganizations are not contingent on one another and if a Reorganization is not approved by shareholders, the Adviser intends to recommend liquidation of the fund.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:

Proposal 1 – Global Balanced

The Board considered that the Reorganization will permit shareholders to pursue a similar asset allocation strategy, primarily differing in its exposure to non-U.S. securities, in a larger combined fund.

The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended June 30, 2017, and assuming each fund Reorganization is approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund’s current expense arrangements).

Based on data for the 12 months ended June 30, 2017, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction as a percentage of average net assets depending on class at the following rates: Fidelity Global Balanced Fund (retail class), 0.27%; Class A, 0.24%; Class M, 0.25%; Class C, 0.27%; and Class I, 0.20% (although these amounts vary for the 12 months ended September 30, 2017, shown in the fees and expenses table in this Proxy Statement).

Other expense comparisons within this document are based on expenses for the 12 months ended September 30, 2017, in order to align with Asset Manager 60%’s most recent fiscal reporting period.

For more information, shareholders of Global Balanced please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”

Proposal 2 – Global Strategies

The Board considered that the Reorganization will permit shareholders to pursue a similar asset allocation strategy, primarily differing in its exposure to non-U.S. securities, in a larger combined fund.

The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended June 30, 2017, and assuming each fund Reorganization is approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund’s current expense arrangements).

Based on data for the 12 months ended June 30, 2017, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction as a percentage of average net assets depending on class at the following rates: Fidelity Global Strategies Fund (retail class), 0.36%; Class A, 0.30%; Class M, 0.28%; Class C, 0.26%; and Class I, 0.31% (although these amounts vary for the 12 months ended September 30, 2017, shown in the fees and expenses table in this Proxy Statement).

Other expense comparisons within this document are based on expenses for the 12 months ended September 30, 2017, in order to align with Asset Manager 60%’s most recent fiscal reporting period.

For more information, shareholders of Global Strategies please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”

How will you determine the number of shares of Asset Manager 60% that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.

As provided in the Agreement relating to Proposal 1, Global Balanced will distribute shares of Asset Manager 60% to its shareholders so that each shareholder will receive the number of full and fractional shares of Asset Manager 60% equal in value to the net asset value of shares of Global Balanced held by such shareholder on the Closing Date.

As provided in the Agreement relating to Proposal 2, Global Strategies will distribute shares of Asset Manager 60% to its shareholders so that each shareholder will receive the number of full and fractional shares of Asset Manager 60% equal in value to the net asset value of shares of Global Strategies held by such shareholder on the Closing Date.

For more information, shareholders of Global Balanced please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.” For more information, shareholders of Global Strategies please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

What class of shares of Asset Manager 60% will I receive?

Holders of Fidelity Global Balanced Fund (retail class), Class A, Class M, Class C, and Class I shares of Global Balanced will receive Fidelity Asset Manager 60% (retail class), Class A, Class M, Class C, and Class I shares of Asset Manager 60%, respectively. Holders of Fidelity Global Strategies Fund (retail class), Class A, Class M, Class C, and Class I shares of Global Strategies will receive Fidelity Asset Manager 60% (retail class), Class A, Class M, Class C, and Class I shares of Asset Manager 60%, respectively.

Is either Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes to Global Balanced, Global Strategies, or Asset Manager 60% or to the shareholders of any fund, except that Global Balanced and/or Global Strategies may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting.

For more information, shareholders of Global Balanced please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.” For more information, shareholders of Global Strategies please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

All of the funds are asset allocation funds, with each fund investing approximately 60% of its assets in equity securities and 40% of its assets in fixed-income securities and other investments. However, each fund’s specific investment objectives and principal investment strategies differ particularly with respect to their international allocations and how they achieve their exposure to various asset classes. Likewise, although the funds also have substantially similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware as shown in each table below. The following tables compare the investment objectives, principal investment strategies, and policies and limitations of the funds.

Proposal 1 : Global Balanced

Global Balanced	Asset Manager 60%
Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Global Balanced seeks income and capital growth consistent with reasonable risk.	Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies	Principal Investment Strategies
FMR normally invests in equity and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), issued throughout the world.	FMR normally allocates the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

FMR always invests at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR maintains a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.

FMR normally adjusts its allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%).

FMR normally allocates investments across different countries and regions.	FMR invests in domestic and foreign issuers.

FMR normally analyzes an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security’s current price relative to estimated long-term value to select investments.	No corresponding principal strategy.

FMR normally invests in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).	Same principal strategy.

Fundamental Policies and Limitations	Fundamental Policies and Limitations
Identical to Asset Manager 60% with the exception of the following policy:	Identical to Global Balanced, except no corresponding policy for “Pooled Funds.”

Pooled Funds

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Identical to Asset Manager 60% with the exception of the following policies:	Identical to Global Balanced with the exception of the following policies;

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

Pooled Funds

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

No corresponding policy or limitation

Proposal 2 : Global Strategies

Global Strategies	Asset Manager 60%
Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Global Strategies seeks to maximize total return.	Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies	Principal Investment Strategies
FMRC normally invests in securities issued throughout the world.	FMR invests in domestic and foreign issuers.

FMRC allocates the fund’s assets between stocks and bonds by investing in Fidelity® funds (underlying Fidelity® funds) and non-affiliated exchange traded funds (ETFs), or through direct investments.

FMR normally allocates the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

FMR maintains a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.

FMR normally adjusts its allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%).

FMRC normally invests up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.	No corresponding principal strategy.

FMRC allocates investments across different countries and regions.	No corresponding principal strategy.

FMRC adjusts allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.	No corresponding principal strategy.

No corresponding principal strategy.	FMR normally invests in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

FMRC allocates assets using a combination of economic research, quantitative analysis, fundamental research and technical analysis.	No corresponding principal strategy.

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Identical to Asset Manager 60% with the exception of the following policies:	Identical to Global Strategies with the exception of the following policies:

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing and selling precious metals, or from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations
Identical to Asset Manager 60% with the exception of the following policies:	Identical to Global Strategies with the exception of the following policies:

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganizations, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Asset Manager 60%.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Global Balanced, Global Strategies, and Asset Manager 60%:

Management of the Funds

The principal business address of FMR, Global Balanced’s and Asset Manager 60%’s manager, and FMRC, Global Strategies’ manager, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR and FMRC have overall responsibility for directing their respective fund’s investments and handling their business affairs. As the manager, FMR and FMRC are responsible for handling their respective fund’s business affairs. As of December 31, 2016, FMR had approximately $219.0 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates’ assets under management. As of December 31, 2016, FMRC had approximately $919.5 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates’ assets under management.

FMRC serves as sub-adviser to Global Balanced and Asset Manager 60% and has day-to-day responsibility for choosing certain types of investments for Global Balanced and Asset Manager 60%.

Fidelity Investments Money Management, Inc. (FIMM), 245 Summer Street, Boston, Massachusetts 02210, serves as sub-adviser to Asset Manager 60%. FIMM has day-to-day responsibility for choosing certain types of investments for Asset Manager 60%. As of December 31, 2016, FIMM had approximately $689.2 billion in discretionary assets under management.

Fidelity Investment Management (UK) Limited (FMR (UK)), located at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as sub-adviser to the funds. FMR UK has day-to-day responsibility for choosing certain types of investments for Global Balanced. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Global Strategies and Asset Manager 60%. As of December 31, 2016, FMR UK had approximately $16.9 billion in discretionary assets under management.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong, serves as sub-adviser to the funds. FMR H.K. has day-to-day responsibility for choosing certain types of investments for Global Balanced. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Global Strategies and Asset Manager 60%. As of December 31, 2016, FMR H.K. had approximately $12.3 billion in discretionary assets under management.

Fidelity Management & Research (Japan) Limited (FMR Japan), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan is also a sub-adviser to the funds. FIL Investment Advisors (FIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; FIL Investment Advisors (UK) Limited (FIA(UK)), located at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom; and FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, are also sub-advisers to Global Balanced. Currently, FIA (UK) has day-to-day responsibility for choosing certain types of investments for Global Balanced.

FMR is expected to continue serving as manager, and FIMM, FMRC, FMR UK, FMR H.K., and FMR Japan are expected to continue serving as sub-advisers of the combined fund after the Reorganizations.

Geoff Stein is lead portfolio manager of Global Balanced, which he has managed since June 2009. Mr. Stein is also portfolio manager of Global Strategies, which he has managed since July 2017, and Asset Manager 60%, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

John Dance is co-manager of Global Balanced, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Stephen DuFour is co-manager of Global Balanced, which he has managed since October 2007. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. DuFour has worked as an equity analyst and portfolio manager.

Stefan Lindblad is co-manager of Global Balanced, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Lindblad has worked as a research analyst and portfolio manager.

David Simner is co-manager of Global Balanced, which he has managed since August 2016. He also manages other funds. Since 1996, Mr. Simner has worked as a quantitative analyst, director of quantitative research, and portfolio manager.

Mr. Stein, who is currently the lead portfolio manager of Global Balanced and the portfolio manager of Asset Manager 60% and Global Strategies, is expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contracts” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Global Balanced and Asset Manager 60% have entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Global Strategies has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

Global Strategies pays FMRC an “all-inclusive” management fee at an annual rate of 0.50% of the fund’s average net assets. Under Global Strategies’ management contract, FMRC is responsible for paying the fund’s operating expenses, with limited exceptions. FMRC has contractually agreed to waive 0.10% of the fund’s management fee through July 31, 2018, after which date FMR in its sole discretion may discontinue the arrangement at any time.

In contrast, under Global Balanced and Asset Manager 60%’s management contract, FMR is not responsible for paying the fund’s operating expenses. Global Balanced and Asset Manager 60% each pay its management fee and other operating expenses separately. Global Balanced and Asset Manager 60% each pay FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For September 2017, the group fee rate for Global Balanced and Asset Manager 60% was 0.24%. The individual fund fee rate is 0.45% of average net assets for Global Balanced and 0.30% of average net assets for Asset Manager 60%.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Global Balanced is available in the fund’s annual report for the fiscal period ended October 31, 2017.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Global Strategies is available in the fund’s semi-annual report for the fiscal period ended November 30, 2016.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Asset Manager 60% is available in the fund’s annual report for the fiscal period ended September 30, 2017.

If either or both of the Reorganizations are approved, the combined fund will retain Asset Manager 60%’s management fee structure, requiring payment of a management fee and other operating expenses separately. Under Global Strategies’s all-inclusive management fee structure, Global Strategies shareholders currently have the right to vote on any expense increases over 0.50% of average net assets. Shareholders of the combined fund would also have the right to vote on any increases in FMR’s management fee; however, because the management fee would not be all-inclusive, shareholders would not have the right to vote on all types of expense increases.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Expense Arrangements

Each of the funds has an expense reimbursement arrangement as described below.

Global Balanced: FMR has voluntarily agreed to reimburse Global Balanced to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates:

Share Class:	Expense Cap:
Fidelity Global Balanced Fund (retail class)	1.20%
Class A	1.45%
Class M	1.70%
Class C	2.20%
Class I	1.20%

Voluntary arrangements may be discontinued at any time.

Global Strategies: The fund may invest in a wholly-owned subsidiary (the “Subsidiary”). The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of Global Strategies’ management fee through July 31, 2018.

Asset Manager 60%: FMR has voluntarily agreed to reimburse Asset Manager 60% to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates:

Share Class:	Expense Cap:
Fidelity Asset Manager 60% (retail class)	0.85%
Class A	1.10%
Class M	1.35%
Class C	1.85%
Class I	0.85%

Voluntary arrangements may be discontinued at any time.

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund and Class Operating Expenses” below.

If either of the proposed Reorganizations is not approved, the fund not approving the Reorganization will maintain its current expense structure; however, the Adviser intends to recommend liquidation if a Reorganization is not approved.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund’s principal underwriter and distribution agent, is 100 Salem Street, Smithfield, Rhode Island, 02917.

Fidelity Global Balanced Fund, a retail class of Global Balanced, Fidelity Global Strategies Fund, a retail class of Global Strategies, and Fidelity Asset Manager 60%, a retail class of Asset Manager 60%, have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

Class A, Class M, Class C, and Class I of each fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Class M has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

In addition, pursuant to the Class M plan, Class M pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Class I has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I of each fund.

If either of the Reorganizations is approved, the Distribution and Service Plans for the classes of the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganizations?

The following tables, together with Attachments 1A-1B and 2A-2B allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Global Balanced, Global Strategies, and Asset Manager 60% for the 12 months ended September 30, 2017, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to both Reorganizations (excluding voluntary expense reimbursements). Sales charges, if applicable, are paid directly to FDC, each fund’s distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

The combined pro forma expenses shown below assume that both of the Reorganizations occur. Attachments 1A and 2A provides pro forma expense information for the 12 months ended September 30, 2017 for the combined fund assuming only Proposal 1 is approved. Attachments 1B and 2B provides pro forma expense information for the 12 months ended September 30, 2017 for the combined fund assuming only Proposal 2 is approved.

As shown below, the Reorganization is expected to result in lower total annual operating expenses for Global Balanced and Global Strategies shareholders.

Class A

Shareholder Fees (fees paid directly from your investment)

	Global Balanced		Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		5.75%		5.75%		5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	A	None	A	None	A

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma CombinedC
Management fee	0.70%	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.25%		0.25%		0.25%
Other expenses	0.34%	0.01%		0.23%		0.24%
Acquired Fund fees and expenses	None	0.71	% A	0.02%		0.02%

Total annual operating expenses	1.29%	1.47	%B	1.05	% B	1.06%
Fee waiver and/or expense reimbursement	None	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	1.29%	1.36	% B	1.05	% B	1.06%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Class M

Shareholder Fees (fees paid directly from your investment)

	Global Balanced		Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%		3.50%		3.50%		3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	A	None	A	None	A

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma CombinedC
Management fee	0.70%	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	0.50%	0.50%		0.50%		0.50%
Other expenses	0.38%	0.01%		0.23%		0.26%
Acquired Fund fees and expenses	None	0.71	% A	0.02%		0.02%

Total annual operating expenses	1.58%	1.72	%B	1.30	% B	1.33%
Fee waiver and/or expense reimbursement	None	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	1.58%	1.61	% B	1.30	% B	1.33%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Class C

Shareholder Fees (fees paid directly from your investment)

	Global Balanced		Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None		None		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00	% A	1.00	% A	1.00	% A	1.00	% A

A	On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma CombinedC
Management fee	0.70%	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	1.00%	1.00%		1.00%		1.00%
Other expenses	0.41%	0.01%		0.23%		0.28%
Acquired Fund fees and expenses	None	0.71	% A	0.02%		0.02%

Total annual operating expenses	2.11%	2.22	%B	1.80	% B	1.85%
Fee waiver and/or expense reimbursement	None	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	2.11%	2.11	% B	1.80	% B	1.85%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Class I

Shareholder Fees (fees paid directly from your investment)

	Global Balanced	Global Strategies	Asset Manager 60%	Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced		Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma CombinedC
Management fee	0.70%		0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	None		None		None		None
Other expenses	0.29%		0.01%		0.20%		0.23%
Acquired Fund fees and expenses	None		0.71	% A	0.02%		0.02%

Total annual operating expenses	0.99	% B	1.22	%B	0.77	% B	0.80%
Fee waiver and/or expense reimbursement	None		0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	0.99%		1.11	% B	0.77	% B	0.80%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	Global Balanced	Global Strategies	Asset Manager 60%	Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced		Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma CombinedC
Management fee	0.70%		0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	None		None		None		None
Other expenses	0.31%		0.01%		0.16%		0.17%
Acquired Fund fees and expenses	None		0.71	% A	0.02%		0.02%

Total annual operating expenses	1.01	% B	1.22	%B	0.73	% B	0.74%
Fee waiver and/or expense reimbursement	None		0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	1.01%		1.11	% B	0.73	% B	0.74%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.

B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Global Balanced

	Class A		Class M		Class C		Class I		Global Balanced Fund (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$699	$699	$505	$505	$314	$214	$101	$101	$103	$103
3 Year	$960	$960	$831	$831	$661	$661	$315	$315	$322	$322
5 Year	$1,242	$1,242	$1,180	$1,180	$1,134	$1,134	$547	$547	$558	$558
10 Year	$2,042	$2,042	$2,163	$2,163	$2,441	$2,441	$1,213	$1,213	$1,236	$1,236

Global Strategies

	Class A		Class M		Class C		Class I		Global Strategies Fund (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$706	$706	$508	$508	$314	$214	$113	$113	$113	$113
3 Year	$1,001	$1,001	$861	$861	$682	$682	$374	$374	$374	$374
5 Year	$1,320	$1,320	$1,239	$1,239	$1,178	$1,178	$658	$658	$658	$658
10 Year	$2,221	$2,221	$2,299	$2,299	$2,544	$2,544	$1,466	$1,466	$1,466	$1,466

Asset Manager 60%

	Class A		Class M		Class C		Class I		Asset Manager 60% (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$676	$676	$478	$478	$283	$183	$79	$79	$75	$75
3 Year	$890	$890	$748	$748	$566	$566	$246	$246	$233	$233
5 Year	$1,121	$1,121	$1,038	$1,038	$975	$975	$428	$428	$406	$406
10 Year	$1,784	$1,784	$1,863	$1,863	$2,116	$2,116	$954	$954	$906	$906

Asset Manager 60% Pro Forma Combined

	Class A		Class M		Class C		Class I		Asset Manager 60% (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$677	$677	$481	$481	$288	$188	$82	$82	$76	$76
3 Year	$893	$893	$757	$757	$582	$582	$255	$255	$237	$237
5 Year	$1,126	$1,126	$1,053	$1,053	$1,001	$1,001	$444	$444	$411	$411
10 Year	$1,795	$1,795	$1,895	$1,895	$2,169	$2,169	$990	$990	$918	$918

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

The combined fund pro forma expenses shown above assume that both of the Reorganizations occur. Attachment 2A provides pro forma expenses for the combined fund if only Proposal 1 is approved. Attachment 2B provides pro forma expenses for the combined fund if only Proposal 2 is approved.

Do the procedures for purchasing and redeeming shares of the funds differ?

On August 11, 2017, Global Balanced and Global Strategies closed to new accounts. Shareholders of Global Balanced and Global Strategies as of that date can continue to purchase shares of their respective fund. Shareholders of Global Balanced and Global Strategies may redeem shares of their respective fund through the Closing Date of their fund’s Reorganization. Aside from the closing of Global Balanced and Global Strategies, the procedures for purchasing and redeeming shares of the funds are the same. If one or both Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If one or both Reorganizations is approved, the exchange privilege offered by the combined fund will remain unchanged.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

Global Balanced and Asset Manager 60% have the same dividend and distribution policies. Global Strategies and Asset Manager 60%’s dividend and distribution policies differ.

Fund Name:	Usual frequency of payment of dividend and capital gains distributions:
Global Balanced	December
Global Strategies	July and December
Asset Manager 60%	December

If one or both Reorganizations is/are approved, the dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of Asset Manager 60%.

On or before the Closing Date, Global Balanced and Global Strategies may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (including any gain resulting from any portfolio repositioning prior to the applicable Reorganization).

For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

Global Balanced will bear the cost of its Reorganization, provided the expenses do not exceed its classes’ existing voluntary expense caps. Expenses exceeding a class’s voluntary expense cap will be paid by FMR. Any transaction costs associated with portfolio adjustments to Global Balanced due to the Reorganization that occur prior to the Closing Date will be borne by the fund notwithstanding each class’s voluntary expense cap.

For Global Strategies, pursuant to its all-inclusive management contract, FMRC will bear the cost of its Reorganization.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Each fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds.

Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in each of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

What additional risks are associated with an investment in Global Balanced and/or Global Strategies?

Global Balanced is not subject to additional risks. Global Strategies is subject to the following additional principal risks, which are not principal risks generally associated with an investment in Asset Manager 60%:

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund’s shares are already held by the Adviser or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, an underlying fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the underlying fund’s investment performance.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and, therefore, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The fund relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in Global Strategies’ prospectus.

Market Neutral Strategies. A market neutral strategy is a long/short strategy in which roughly equal dollar amounts are held long and short in seeking to protect against market risk. The strategy seeks profits by taking long positions in those securities believed to have attractive appreciation potential and taking short positions in those securities believed to have depreciation potential. However, there is no assurance that a market neutral strategy will be successful. Losses are incurred when long positions depreciate or the value of stocks sold short appreciate. In addition, a market neutral strategy may cause a fund to underperform the broad equity and debt markets during any given period of rising or strong-performing markets.

Investing in ETFs and ETNs. ETFs and ETNs are listed on an exchange and traded in the secondary market. Returns are based on the performance of the assets (typically stocks but also commodities or other instruments) underlying the ETF, or the index or other reference asset of the ETN. ETFs and ETNs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying assets and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF’s underlying assets to its index or benchmark). Unlike ETFs, ETNs can be held until maturity and are subject to the risks associated with debt securities, including counterparty risk of the issuer; unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

What additional risks are associated with an investment in Asset Manager 60% and Global Strategies?

Asset Manager 60% and Global Strategies are subject to the following principal risk, which is not a principal risk generally associated with an investment in Global Balanced:

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund’s ability to pursue its investment strategies.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year and compares the performance of each fund’s shares to the performance of a securities market index and a hypothetical composite of market indices over various periods of time. The index description appears in the Additional Index Information section of the funds’ prospectuses. Prior to June 1, 2011, Global Strategies operated under certain different investment policies and compared its performance to different indexes. Global Strategies’ historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Year-by-Year Returns

Global Balanced – Retail Class

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.80%	June 30, 2009
Lowest Quarter Return	-12.35%	September 30, 2008
Year-to-Date Return	14.75%	September 30, 2017

Global Strategies – Retail Class

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.19%	June 30, 2009
Lowest Quarter Return	-18.08%	December 31, 2008
Year-to-Date Return	13.99%	September 30, 2017

Asset Manager 60% – Retail Class

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.85%	June 30, 2009
Lowest Quarter Return	-15.59%	December 31, 2008
Year-to-Date Return	12.24%	September 30, 2017

Average Annual Returns

The returns in the tables below reflect the maximum applicable sales charges. For each fund after-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for the retail class and Class A shares of the funds are shown in the tables below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Global Balanced

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Global Balanced Fund
Fidelity Global Balanced Fund (Retail Class)
Return Before Taxes	0.88%	5.20%	4.22%
Return After Taxes on Distributions	0.82%	4.00%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares	0.62%	3.90%	3.19%
MSCI World Index (reflects no deduction for fees or expenses)	8.01%	10.88%	4.25%
Fidelity Global Balanced Composite IndexSM (reflects no deduction for fees or expenses)	5.62%	6.16%	4.09%

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	-5.21%	3.66%	7.47%
Return After Taxes on Distributions	-5.26%	2.53%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	-2.84%	2.72%	5.91%
Class M - Return Before Taxes	-3.19%	3.87%	7.52%
Class C - Return Before Taxes	-1.23%	4.05%	7.43%
Class I - Return Before Taxes	0.89%	5.19%	8.59%
MSCI World Index (reflects no deduction for fees or expenses)	8.01%	10.88%	13.46%
Fidelity Global Balanced Composite IndexSM (reflects no deduction for fees or expenses)	5.62%	6.16%	8.95%

(a)	From February 19, 2009

Global Strategies

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity® Global Strategies Fund
Fidelity Global Strategies Fund (Retail Class)
Return Before Taxes	5.87%	5.85%	2.88%
Return After Taxes on Distributions	4.92%	4.19%	1.62%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	4.22%	1.95%
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees or expenses)	8.32%	9.78%	2.40%
Fidelity Global Strategies Composite IndexSM (reflects no deduction for fees or expenses)	5.98%	6.59%	3.71%

(a)	From October 31, 2007

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	-0.35%	4.35%	1.97%
Return After Taxes on Distributions	-1.13%	2.82%	0.81%
Return After Taxes on Distributions and Sale of Fund Shares	0.14%	3.08%	1.28%
Class M - Return Before Taxes	1.67%	4.57%	1.97%
Class C - Return Before Taxes	3.79%	4.78%	1.85%
Class I - Return Before Taxes	5.87%	5.83%	2.87%
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees or expenses)	8.32%	9.78%	2.40%
Fidelity Global Strategies Composite IndexSM (reflects no deduction for fees or expenses)	5.98%	6.59%	3.71%

(a)	From October 31, 2007

	Past 1 year	Past 5 years	Life of class(a)
Asset Manager 60%
For the periods ended December 31, 2016
Fidelity Asset Manager® 60%
Fidelity Asset Manager 60% (Retail Class)
Return Before Taxes	6.76%	8.15%	4.35%
Return After Taxes on Distributions	6.21%	6.95%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	3.99%	6.13%	3.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.24%
Fidelity Asset Manager 60% Composite IndexSM (reflects no deduction for fees or expenses)	7.21%	8.27%	4.55%

(a)	From October 9, 2007

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.39%	6.55%	3.39%
Return After Taxes on Distributions	0.01%	5.50%	2.59%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%	4.92%	2.46%
Class M - Return Before Taxes	2.48%	6.78%	3.38%
Class C - Return Before Taxes	4.68%	7.01%	3.27%
Class I - Return Before Taxes	6.74%	8.10%	4.32%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.24%
Fidelity Asset Manager 60% Composite IndexSM (reflects no deduction for fees or expenses)	7.21%	8.27%	4.55%

(a)	From October 9, 2007

THE PROPOSED TRANSACTIONS

PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY GLOBAL BALANCED FUND AND FIDELITY ASSET MANAGER 60%.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Asset Manager 60% acquiring as of the Closing Date all of the assets of Global Balanced in exchange solely for shares of Asset Manager 60% and the assumption by Asset Manager 60% of Global Balanced’s liabilities; and (b) the distribution of shares of Asset Manager 60% to the shareholders of Global Balanced as provided for in the Agreement.

The value of Global Balanced’s assets to be acquired by Asset Manager 60% and the amount of its liabilities to be assumed by Asset Manager 60% will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Asset Manager 60%’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Asset Manager 60% will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, Asset Manager 60% will deliver to Global Balanced, and Global Balanced will distribute to its shareholders of record, shares of Asset Manager 60% so that each Global Balanced shareholder will receive the number of full and fractional shares of Asset Manager 60% equal in value to the aggregate net asset value of shares of Global Balanced held by such shareholder on the Closing Date; Global Balanced will be liquidated as soon as practicable thereafter. Each Global Balanced shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Asset Manager 60% due that shareholder. The net asset value per share of Asset Manager 60% will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Asset Manager 60% in a name other than that of the registered holder of the shares on the books of Global Balanced as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Global Balanced is and will continue to be its responsibility up to and including the Closing Date and such later date on which Global Balanced is liquidated.

Global Balanced will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes’ existing voluntary expense caps. Expenses exceeding a class’s voluntary expense cap will be paid by FMR.

If shareholders approve the Reorganization, FMR will sell all or substantially all of the securities held by Global Balanced and purchase other securities. Transaction costs associated with portfolio adjustments to Global Balanced due to the Reorganization that occur prior to the Closing Date will be borne by Global Balanced notwithstanding the voluntary expense caps in place with respect to each class of the fund. Any transaction costs associated with portfolio adjustments to Global Balanced and Asset Manager 60% due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Asset Manager 60% that occur after the Closing Date will be borne by Asset Manager 60%. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Global Balanced shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;
(2)	the historical performance of the funds;
(3)	the fees and expenses and the relative expense ratios of the funds;
(4)	the potential benefit of the Reorganization to shareholders of the funds;
(5)	the costs to be incurred by each fund as a result of the Reorganization;
(6)	the tax consequences of the Reorganization;
(7)	the relative size of the funds;
(8)	the elimination of duplicative funds; and
(9)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on September 14, 2017. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit Global Balanced shareholders to pursue a similar asset allocation strategy, primarily differing in its exposure to non-U.S. securities, in a larger combined fund. The Board noted that if Global Balanced were combined with Asset Manager 60%, based on data for the twelve months ended June 30, 2017, and assuming the other Reorganization also occurred, Global Balanced shareholders would have experienced a net expense reduction. Based on data for the 12 months ended June 30, 2017, and assuming both proposals are approved, Global Balanced shareholders are expected to benefit from a net expense reduction as a percentage of average net assets depending on class at the following rates: Fidelity Global Balanced Fund (retail class), 0.27%; Class A, 0.24%; Class M, 0.25%; Class C, 0.27%; and Class I, 0.20%.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes but noted that the Reorganization could still have tax implications for shareholders in taxable accounts. The Board considered that Global Balanced will realize substantially all of its unrealized gains and losses when the fund’s assets are repositioned and will distribute its taxable income and net realized gains (including the gains/losses realized in the repositioning) to prevent taxation at the fund level. The Board also considered that the combined fund would have proportionally more net gains than Global Balanced will have after it distributes realized gains prior to the Reorganization, causing Global Balanced’s shareholders to receive capital gains distributions sooner and/or in larger amounts than they would in the absence of a Reorganization. However, the Board noted FMR’s view that the anticipated benefits of the Reorganization, including net expense reductions, would overshadow the fairly modest tax consequences.

In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization will streamline Fidelity’s product offerings by reducing the number of asset allocation funds available, making it easier for investors to select a fund that meets their needs. FMR also noted that Asset Manager 60% shareholders are expected to benefit from the potential efficiencies associated with a larger fund. However, because Asset Manager 60%’s transfer agent fee rates are expected to initially increase as a result of the Reorganizations, FMR intends to mitigate the impact by waiving a portion of transfer agent fees for two years following the Reorganizations.

The Board considered that the Reorganization is not contingent on shareholder approval of Proposal 2, and if shareholders of Global Balanced do not approve the Reorganization, FMR intends to recommend liquidation of the fund.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

The pro forma expense information shown above under “Annual Fund and Class Operating Expenses” for the combined fund based on the 12 month period ending September 30, 2017 assumes both Proposal 1 and Proposal 2 are approved. Attachments 1A-1B and 2A-2B provide pro forma expense information for the combined fund for the 12 months ended September 30, 2017 assuming only Proposal 1 or Proposal 2, respectively, are approved.

Description of the Securities to be Issued

Holders of Fidelity Global Balanced Fund (retail class), Class A, Class M, Class C, and Class I shares of Global Balanced will receive, respectively, Fidelity Asset Manager 60% (retail class), Class A, Class M, Class C, and Class I shares of Asset Manager 60%.

Asset Manager 60% is a series of Charles Street Trust (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Asset Manager 60% represents an equal proportionate interest with each other share of the fund, and each such share of Asset Manager 60% is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Asset Manager 60% is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Asset Manager 60% have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statements of Additional Information, which are incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Asset Manager 60%’s Statements of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Asset Manager 60%’s Prospectuses, which are incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Global Balanced’s assets for Asset Manager 60%’s shares and the assumption of the liabilities of Global Balanced by Asset Manager 60% is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Global Balanced and Asset Manager 60%, substantially to the effect that:

(i) The acquisition by Asset Manager 60% of substantially all of the assets of Global Balanced in exchange solely for Asset Manager 60% shares and the assumption by Asset Manager 60% of all liabilities of Global Balanced followed by the distribution of Asset Manager 60% shares to the Global Balanced shareholders in exchange for their Global Balanced shares in complete liquidation and termination of Global Balanced will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Global Balanced will recognize no gain or loss upon the transfer of substantially all of its assets to Asset Manager 60% in exchange solely for Asset Manager 60% shares and the assumption by Asset Manager 60% of all liabilities of Global Balanced, except that Global Balanced may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Global Balanced will recognize no gain or loss upon the distribution to its shareholders of the Asset Manager 60% shares received by Global Balanced in the Reorganization;

(iv) Asset Manager 60% will recognize no gain or loss upon the receipt of the assets of Global Balanced in exchange solely for Asset Manager 60% shares and the assumption of all liabilities of Global Balanced;

(v) The adjusted basis to Asset Manager 60% of the assets of Global Balanced received by Asset Manager 60% in the Reorganization will be the same as the adjusted basis of those assets in the hands of Global Balanced immediately before the exchange;

(vi) Asset Manager 60%’s holding periods with respect to the assets of Global Balanced that Asset Manager 60% acquires in the Reorganization will include the respective periods for which those assets were held by Global Balanced (except where investment activities of Asset Manager 60% have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Global Balanced shareholders will recognize no gain or loss upon receiving Asset Manager 60% shares in exchange solely for Global Balanced shares;

(viii) The aggregate basis of the Asset Manager 60% shares received by a Global Balanced shareholder in the Reorganization will be the same as the aggregate basis of the Global Balanced shares surrendered by the Global Balanced shareholder in exchange therefor; and

(ix) A Global Balanced shareholder’s holding period for the Asset Manager 60% shares received by the Global Balanced shareholder in the Reorganization will include the holding period during which the Global Balanced shareholder held Global Balanced shares surrendered in exchange therefor, provided that the Global Balanced shareholder held such shares as a capital asset on the date of the Reorganization.

The table below shows each fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of October 31, 2017. The Reorganization could trigger tax rules that would impose certain limits on Asset Manager 60%’s ability to use Global Balanced’s net realized losses (if any) and net unrealized losses (if any) following the Reorganization. Given that Global Balanced did not have net realized or unrealized losses as of October 31, 2017 and given the expected size of the potential limits (in the event that Global Balanced ends up having net realized and/or unrealized losses as of the time of the Reorganization), these limits (if applicable) are not expected to be impactful.

Prior to the merger, Global Balanced will distribute its net taxable income and net realized gains (including the net realized gains shown in the table below and gains/losses realized in the repositioning) to prevent taxation at the fund level. Asset Manager 60% is not required to distribute its net realized gains before the merger, but will distribute its net realized gains through October 31, 2017 (shown in the table below) as part of its normal capital gain distribution in December 2017. Accordingly, capital gains realized by Asset Manager 60% after October 31, 2017 and before the date of the merger will be undistributed at the time of the merger.

Based on the data as of October 31, 2017, Asset Manager 60% could have proportionally more net gains following the Reorganization than Global Balanced would have in the absence of a Reorganization, which could result in Global Balanced shareholders receiving capital gains distributions sooner and/or in larger amounts following the Reorganization than they would in the absence of a Reorganization. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Asset Manager 60% following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of October 31, 2017

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Current Fiscal Year Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)
Global Balanced	October	$478,667,481	$0	$27,022,363	$60,869,233
Asset Manager 60%	September	$2,013,690,582	$0	$8,167	$326,347,926

Shareholders of Global Balanced should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Global Balanced and Asset Manager 60% are diversified series of Charles Street Trust, an open-end management investment company organized as a Massachusetts business trust on July 7, 1981. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Global Balanced under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Asset Manager 60% Following the Reorganization

FMR does not expect Asset Manager 60% to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Asset Manager 60%’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Asset Manager 60% in their current capacities. Geoff Stein, who is currently the portfolio manager of Asset Manager 60% and lead portfolio manager of Global Balanced, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Global Balanced and Asset Manager 60% as of September 30, 2017, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2017, the net assets of Global Balanced was $476,341,320, or 24.2% of Asset Manager 60%.

Global Balanced (a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Class A	$41,993,658	$24.99	1,680,463
Class M	$14,704,097	$24.71	595,110
Class C	$26,602,482	$24.07	1,105,141
Class I	$10,150,083	$25.29	401,318
Fidelity Global Balanced Fund (retail class)	$382,891,000	$25.36	15,095,730

Asset Manager 60%

Class A	$59,048,809	$12.42	4,756,089
Class M	$20,859,714	$12.34	1,689,804
Class C	$37,384,313	$12.18	3,068,469
Class I	$26,423,276	$12.48	2,117,765
Fidelity Asset Manager 60% (retail class)	$1,821,025,025	$12.47	145,994,226

Asset Manager 60% Pro Forma

Class A	$101,042,467	$12.42	8,137,221
Class M	$35,563,811	$12.34	2,881,384
Class C	$63,986,795	$12.18	5,252,581
Class I	$36,573,359	$12.48	2,931,073
Fidelity Asset Manager 60% (retail class)	$2,203,916,025	$12.47	176,699,198

[a]	Global Balanced’s estimated one time proxy cost of $46,000 not included in the Pro Forma.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 1 occurs. Attachment 3 provides pro forma capitalization for the combined fund if both of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined capitalization for each participating class of Asset Manager 60% after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 1 occurred on September 30, 2017. The table is for information purposes only. No assurance can be given as to how many Asset Manager 60% shares will be received by shareholders of Global Balanced on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Asset Manager 60% that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on September 14, 2017. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Global Balanced and Asset Manager 60% and that the interests of existing shareholders of Global Balanced and Asset Manager 60% would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Global Balanced will continue to engage in business as a fund of a registered investment company and FMR intends to recommend liquidation of the fund to the Board of Trustees.

The Board of Trustees of Global Balanced unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTIONS

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY GLOBAL STRATEGIES FUND AND FIDELITY ASSET MANAGER 60%.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 2 to this Proxy Statement.

The Agreement contemplates (a) Asset Manager 60% acquiring as of the Closing Date all of the assets of Global Strategies in exchange solely for shares of Asset Manager 60% and the assumption by Asset Manager 60% of Global Strategies’ liabilities; and (b) the distribution of shares of Asset Manager 60% to the shareholders of Global Strategies as provided for in the Agreement.

The value of Global Strategies’ assets to be acquired by Asset Manager 60% and the amount of its liabilities to be assumed by Asset Manager 60% will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Asset Manager 60%’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Asset Manager 60% will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, Asset Manager 60% will deliver to Global Strategies, and Global Strategies will distribute to its shareholders of record, shares of Asset Manager 60% so that each Global Strategies shareholder will receive the number of full and fractional shares of Asset Manager 60% equal in value to the aggregate net asset value of shares of Global Strategies held by such shareholder on the Closing Date; Global Strategies will be liquidated as soon as practicable thereafter. Each Global Strategies shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Asset Manager 60% due that shareholder. The net asset value per share of Asset Manager 60% will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Asset Manager 60% in a name other than that of the registered holder of the shares on the books of Global Strategies as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Global Strategies is and will continue to be its responsibility up to and including the Closing Date and such later date on which Global Strategies is liquidated.

For Global Strategies, pursuant to its all-inclusive management contract, FMRC will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

If shareholders approve the Reorganization, FMRC will sell all or substantially all of the securities held by Global Strategies and purchase other securities. Transaction costs associated with portfolio adjustments to Global Strategies due to the Reorganization that occur prior to the Closing Date will be borne by Global Strategies. Any transaction costs associated with portfolio adjustments to Global Strategies and Asset Manager 60% due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Asset Manager 60% that occur after the Closing Date will be borne by Asset Manager 60%. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Global Strategies shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;
(2)	the historical performance of the funds;
(3)	the fees and expenses and the relative expense ratios of the funds;
(4)	the potential benefit of the Reorganization to shareholders of the funds;
(5)	the costs to be incurred by each fund as a result of the Reorganization;
(6)	the tax consequences of the Reorganization;
(7)	the relative size of the funds;
(8)	the elimination of duplicative funds; and
(9)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Boards held on September 14, 2017. In proposing the Reorganization, FMR advised the Board that the merger Reorganization will permit Global Strategies shareholders to pursue a similar asset allocation strategy, primarily differing in its exposure to non-U.S. securities, in a larger combined fund. The Board noted that if Global Strategies were combined with Asset Manager 60%, based on data for the twelve months ended June 30, 2017, and assuming the other Reorganization also occurred, Global Strategies shareholders would have experienced a net expense reduction. Based on data for the 12 months ended June 30, 2017, and assuming both proposals are approved, Global Strategies shareholders are expected to benefit from a net expense reduction as a percentage of average net assets depending on class at the following rates: Fidelity Global Strategies Fund (retail class), 0.36%; Class A, 0.30%; Class M, 0.28%; Class C, 0.26%; and Class I, 0.31%.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes but noted that the Reorganization could still have tax implications for shareholders in taxable accounts. The Board considered that Global Strategies will realize substantially all of its unrealized gains and losses when the fund’s assets are repositioned and will distribute its taxable income and net realized gains (including the gains/losses realized in the repositioning) to prevent taxation at the fund level. The Board also considered that the combined fund would have proportionally more net gains than Global Strategies will have after it distributes realized gains prior to the Reorganization, causing Global Strategies’ shareholders to receive capital gains distributions sooner and/or in larger amounts than they would in the absence of a Reorganization. However, the Board noted FMR’s view that the anticipated benefits of the Reorganization, including net expense reductions, would overshadow the fairly modest tax consequences.

In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR and its affiliates. The Board considered the proposed Reorganization will streamline Fidelity’s product offerings by reducing the number of asset allocation funds available, making it easier for investors to select a fund that meets their needs. FMR also noted that Asset Manager 60% shareholders are expected to benefit from the potential efficiencies associated with a larger fund. However, because Asset Manager 60%’s transfer agent fee rates are expected to initially increase as a result of the Reorganizations, FMR intends to mitigate the impact by waiving a portion of transfer agent fees for two years following the Reorganizations.

The Board considered that the Reorganization is not contingent on shareholder approval of Proposal 1, and if shareholders of Global Strategies do not approve the Reorganization, FMR intends to recommend liquidation of the fund.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

The pro forma expense information shown above under “Annual Fund and Class Operating Expenses” for the combined fund based on the 12 month period ending September 30, 2017 assumes both Proposal 1 and Proposal 2 are approved. Attachments 1A-1B and 2A-2B provide pro forma expense information for the combined fund for the 12 months ended September 30, 2017 assuming only Proposal 1 or Proposal 2, respectively, are approved.

Description of the Securities to be Issued

Holders of Fidelity Global Strategies Fund (retail class), Class A, Class M, Class C, and Class I shares of Global Strategies will receive, respectively, Fidelity Asset Manager 60% (retail class), Class A, Class M, Class C, and Class I shares of Asset Manager 60%.

Asset Manager 60% is a series of Charles Street Trust (Charles Street Trust). The Trustees of Charles Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Asset Manager 60% represents an equal proportionate interest with each other share of the fund, and each such share of Asset Manager 60% is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Asset Manager 60% is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Asset Manager 60% have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statements of Additional Information, which are incorporated herein by reference.

Charles Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Asset Manager 60%’s Statements of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Asset Manager 60%’s Prospectuses, which are incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Global Strategies’ assets for Asset Manager 60%’s shares and the assumption of the liabilities of Global Strategies by Asset Manager 60% is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Global Strategies and Asset Manager 60%, substantially to the effect that:

(i) The acquisition by Asset Manager 60% of substantially all of the assets of Global Strategies in exchange solely for Asset Manager 60% shares and the assumption by Asset Manager 60% of all liabilities of Global Strategies followed by the distribution of Asset Manager 60% shares to the Global Strategies shareholders in exchange for their Global Strategies shares in complete liquidation and termination of Global Strategies will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Global Strategies will recognize no gain or loss upon the transfer of substantially all of its assets to Asset Manager 60% in exchange solely for Asset Manager 60% shares and the assumption by Asset Manager 60% of all liabilities of Global Strategies, except that Global Strategies may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Global Strategies will recognize no gain or loss upon the distribution to its shareholders of the Asset Manager 60% shares received by Global Strategies in the Reorganization;

(iv) Asset Manager 60% will recognize no gain or loss upon the receipt of the assets of Global Strategies in exchange solely for Asset Manager 60% shares and the assumption of all liabilities of Global Strategies;

(v) The adjusted basis to Asset Manager 60% of the assets of Global Strategies received by Asset Manager 60% in the Reorganization will be the same as the adjusted basis of those assets in the hands of Global Strategies immediately before the exchange;

(vi) Asset Manager 60%’s holding periods with respect to the assets of Global Strategies that Asset Manager 60% acquires in the Reorganization will include the respective periods for which those assets were held by Global Strategies (except where investment activities of Asset Manager 60% have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Global Strategies shareholders will recognize no gain or loss upon receiving Asset Manager 60% shares in exchange solely for Global Strategies shares;

(viii) The aggregate basis of the Asset Manager 60% shares received by a Global Strategies shareholder in the Reorganization will be the same as the aggregate basis of the Global Strategies shares surrendered by the Global Strategies shareholder in exchange therefor; and

(ix) A Global Strategies shareholder’s holding period for the Asset Manager 60% shares received by the Global Strategies shareholder in the Reorganization will include the holding period during which the Global Strategies shareholder held Global Strategies shares surrendered in exchange therefor, provided that the Global Strategies shareholder held such shares as a capital asset on the date of the Reorganization.

The table below shows each fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of October 31, 2017. The Reorganization could trigger tax rules that would impose certain limits on Asset Manager 60%’s ability to use Global Strategies’ net realized losses (if any) and net unrealized losses (if any) following the Reorganization. Given that Global Strategies did not have net realized or unrealized losses as of October 31, 2017 and given the expected size of the potential limits (in the event that Global Strategies ends up having net realized and/or unrealized losses as of the time of the Reorganization), these limits (if applicable) are not expected to be impactful.

Prior to the merger, Global Strategies will distribute its net taxable income and net realized gains (including the net realized gains shown in the table below and gains/losses realized in the repositioning) to prevent taxation at the fund level. Asset Manager 60% is not required to distribute its net realized gains before the merger, but will distribute its net realized gains through October 31, 2017 (shown in the table below) as part of its normal capital gain distribution in December 2017. Accordingly, capital gains realized by Asset Manager 60% after October 31, 2017 and before the date of the merger will be undistributed at the time of the merger.

Based on the data as of October 31, 2017, Asset Manager 60% could have proportionally more net gains following the Reorganization than Global Strategies would have in the absence of a Reorganization, which could result in Global Strategies shareholders receiving capital gains distributions sooner and/or in larger amounts following the Reorganization than they would in the absence of a Reorganization. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Asset Manager 60% following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of October 31, 2017

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Current Fiscal Year Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)
Global Strategies	May	$173,996,385	$0	$9,643,042	$9,686,786
Asset Manager 60%	September	$2,013,690,582	$0	$8,167	$326,347,926

Shareholders of Global Strategies should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Global Strategies is a diversified series of Salem Street Trust, an open-end management investment company organized as a Massachusetts business trust on September 5, 1984. Asset Manager 60% is a diversified series of Charles Street Trust, an open-end management investment company organized as a Massachusetts business trust on July 7, 1981. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Global Strategies under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Asset Manager 60% Following the Reorganization

FMR does not expect Asset Manager 60% to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Asset Manager 60%’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Asset Manager 60% in their current capacities. Geoff Stein, who is currently the portfolio manager of Asset Manager 60% and Global Strategies, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Global Strategies and Asset Manager 60% as of September 30, 2017, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2017, the net assets of Global Strategies was $173,549,010, or 8.8% of Asset Manager 60%.

Global Strategies (a)
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Class A	$25,019,830	$9.63	2,598,991
Class M	$19,337,480	$9.59	2,017,096
Class C	$24,942,174	$9.45	2,638,633
Class I	$22,946,395	$9.67	2,374,015
Fidelity Global Strategies Fund (retail class)	$81,303,131	$9.66	8,413,108

Asset Manager 60%

Class A	$59,048,809	$12.42	4,756,089
Class M	$20,859,714	$12.34	1,689,804
Class C	$37,384,313	$12.18	3,068,469
Class I	$26,423,276	$12.48	2,117,765
Fidelity Asset Manager 60% (retail class)	$1,821,025,025	$12.47	145,994,226

Asset Manager 60% Pro Forma

Class A	$84,068,639	$12.42	6,770,568
Class M	$40,197,194	$12.34	3,256,861
Class C	$62,326,487	$12.18	5,116,267
Class I	$49,369,671	$12.48	3,956,418
Fidelity Asset Manager 60% (retail class)	$1,902,328,156	$12.47	152,514,124

(a)	Global Strategies’ estimated one time proxy cost of $22,000 is not included in the Pro Forma. FMRC (the investment adviser) pays all other expenses of the fund, with limited exceptions, and will bear the fund’s one time proxy cost.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 2 occurs. Attachment 3 provides pro forma capitalization for the combined fund if both of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined capitalization for each participating class of Asset Manager 60% after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 2 occurred on September 30, 2017. The table is for information purposes only. No assurance can be given as to how many Asset Manager 60% shares will be received by shareholders of Global Strategies on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Asset Manager 60% that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Salem Street Trust and Charles Street Trust at a meeting held on September 14, 2017. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Global Strategies and Asset Manager 60% and that the interests of existing shareholders of Global Strategies and Asset Manager 60% would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Global Strategies will continue to engage in business as a fund of a registered investment company and the Adviser intends to recommend liquidation of the fund to the Board of Trustees.

The Board of Trustees of Global Strategies unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Asset Manager 60%’s financial highlights for the fiscal year ended September 30, 2017, which are included in the fund’s Prospectuses and incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. Global Balanced’s financial highlights for the fiscal year ended October 31, 2017, which are included in the fund’s Prospectuses and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. Global Strategies’ financial highlights for the fiscal year ended May 31, 2017, which are included in the fund’s prospectuses and incorporated herein by reference have been audited by Deloitte and Touche LLP, whose report thereon is included in the Annual Report to Shareholders. The financial highlights audited by Deloitte & Touche LLP and PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Boards of Trustees to be used at the Meetings. The purpose of the Meetings is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about January 12, 2018. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Global Balanced and Global Strategies. Global Balanced and Global Strategies may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of Global Balanced and Global Strategies. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for D.F. King & Co., Inc. to call and solicit votes	Estimated aggregate cost for D.F. King & Co., Inc. to receive votes over the phone
Global Balanced	$9,800	$2,450
Global Strategies	$10,200	$2,550

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

The expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund for Global Balanced, provided the expenses do not exceed a class’s existing voluntary expense cap set forth below. Expenses exceeding a class’s voluntary expense cap will be paid by FMR.

	Class A *	Class M *	Class C *	Class I *	Fidelity Global Balanced Fund (retail class)
Global Balanced	1.45%	1.70%	2.20%	1.20%	1.20%

*	Fidelity Global Balanced Fund is a retail class of Global Balanced. Class A, Class M, Class C, and Class I are classes of Global Balanced.

For Global Strategies, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be borne by FMRC pursuant to the fund’s all-inclusive management contract.

Global Balanced will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. FMRC will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares of Global Strategies.

For a free copy of the Global Balanced’s annual report for the fiscal year ended October 31, 2017 and semiannual report for the fiscal period ended April 30, 2017 call 1-800-544-8544 (retail classes) or 1-877-208-0098 (Advisor classes), log on to www.fidelity.com (retail class) or institutional.fidelity.com (Advisor classes), or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of the Global Strategies’ annual report for the fiscal year ended May 31, 2017 call 1-800-544-8544 (retail class) or 1-877-208-0098 (Advisor classes), log on to www.fidelity.com (retail classes) or institutional.fidelity.com (Advisor classes), or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of the Asset Manager 60%’s annual report for the fiscal year ended September 30, 2017 and semiannual report for the fiscal period ended March 31, 2017 call 1-800-544-8544 (retail classes) or 1-877-208-0098 (Advisor classes), log on to www.fidelity.com (retail class) or institutional.fidelity.com (Advisor classes), or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on January 12, 2018 will be entitled to vote at the Meeting of the fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a fund’s Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of each fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

[Share Ownership

As of November 30, 2017, shares of each class of each fund issued and outstanding were as follows:

Number of Shares
Global Balanced: [Class Name]
Global Balanced: [Class Name]
Global Strategies: [Class Name]
Global Strategies: [Class Name]
Asset Manager 60%: [Class Name]

[As of November 30, 2017, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate less than 1% of each class’s total outstanding shares with respect to each fund.]

[To the knowledge of each trust and [Name of Registrant], no [other] shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. [It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganizations.]/[If the Reorganizations became effective on         , [Owner Name] would have owned of record and/or beneficially         % of the outstanding shares of the combined fund.]

Required Vote

Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST a proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before each Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Asset Manager 60% shares have been passed upon by Dechert LLP, counsel to Charles Street Trust.

Experts

The audited financial statements of Global Balanced are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2017. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

The audited financial statements of Global Strategies are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2017. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

The audited financial statements of Asset Manager 60% are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2017. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Charles Street Trust and Salem Street Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION OF FIDELITY® GLOBAL BALANCED FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [            ], by and between Fidelity Charles Street Trust, a Massachusetts business trust, on behalf of its series Fidelity® Global Balanced Fund (the Acquired Fund) and Fidelity® Asset Manager 60% (the Acquiring Fund). Fidelity Charles Street Trust may be referred to herein as the “Trust.” The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated [December 30, 2017], as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at October 31, 2017, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2017 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since October 31, 2017;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated November 29, 2017, as supplemented, previously furnished to the Acquired Fund did, not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at September 30, 2017, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of September 30, 2017 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since September 30, 2017;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on September 30, 2018;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statements of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3.	REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4.	VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5.	FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund’s or each class’s expense cap, as applicable. Expenses exceeding the fund’s or each class’s voluntary expense cap, as applicable, will be paid by Fidelity Management & Research Company (FMR) (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund provided that they do not exceed the fund’s or each class’s expense cap, as applicable. Expenses exceeding the fund’s or each class’s voluntary expense cap, as applicable, will be paid by FMR (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.	CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on April 27, 2017, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7.	SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund’s transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund’s financial position since October 31, 2017, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statements of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12.	TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13.	SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14.	DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15.	ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

SIGNATURE LINES OMITTED

Exhibit 2

FORM OF AGREEMENT AND PLAN OF REORGANIZATION OF FIDELITY® GLOBAL STRATEGIES FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [____], by and between Fidelity Salem Street Trust, a Massachusetts business trust, on behalf of its series Fidelity® Global Strategies Fund (the Acquired Fund), and Fidelity Charles Street Trust, a Massachusetts business trust, on behalf of its series Fidelity® Asset Manager 60% (the Acquiring Fund). Fidelity Salem Street Trust and Fidelity Charles Street Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated July 29, 2017, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at May 31, 2017, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquiring

Fund, together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended November 30, 2017. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of May 31, 2017 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since May 31, 2017;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated [November 29, 2017] previously furnished to the Acquired Fund did, not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at September 30, 2017, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of September 30, 2017 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since September 30, 2017;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on September 30, 2018;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statements of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3.	REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired

Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4.	VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5.	FEES; EXPENSES.

(a) Pursuant to the Acquired Fund’s all–inclusive management contract with FMR Co., Inc. (FMRC), FMRC will pay all fees and expenses, including legal, accounting, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), or other similar expenses incurred in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund provided they do not exceed the fund’s or each class’s expense cap, as applicable. Expenses exceeding the fund’s or each class’s voluntary expense cap, as applicable, will be paid by Fidelity Management and Research Company (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.	CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on April 27, 2017, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7.	SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund’s transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund’s financial position since May 31, 2017, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statements of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12.	TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13.	SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14.	DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15.	ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

SIGNATURE LINES OMITTED

Attachment 1A

The following tables show the fees and expenses of Global Balanced and Asset Manager 60% for the 12 months ended September 30, 2017, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 1 is approved. Sales charges, if applicable, are paid directly to FDC, each fund’s distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Class A

Shareholder Fees (fees paid directly from your investment)

	Global Balanced		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		5.75%		5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	A	None	A

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Asset Manager 60%		Asset Manager 60% Pro forma Combined B
Management fee	0.70%	0.55%		0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.25%		0.25%
Other expenses	0.34%	0.23%		0.24%
Acquired Fund fees and expenses	None	0.02%		0.02%

Total annual operating expenses	1.29%	1.05	%A	1.06%

A	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
B	Estimated for the 12 months ending September 30, 2017.

Class M

Shareholder Fees (fees paid directly from your investment)

	Global Balanced		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%		3.50%		3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	A	None	A

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Asset Manager 60%		Asset Manager 60% Pro forma Combined B
Management fee	0.70%	0.55%		0.55%
Distribution and/or Service (12b-1) fees	0.50%	0.50%		0.50%
Other expenses	0.38%	0.23%		0.26%
Acquired Fund fees and expenses	None	0.02%		0.02%

Total annual operating expenses	1.58%	1.30	%A	1.33%

A	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
B	Estimated for the 12 months ending September 30, 2017.

Class C

Shareholder Fees (fees paid directly from your investment)

	Global Balanced		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00	%A	1.00	%A	1.00	%A

A	On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Asset Manager 60%		Asset Manager 60% Pro forma Combined B
Management fee	0.70%	0.55%		0.55%
Distribution and/or Service (12b-1) fees	1.00%	1.00%		1.00%
Other expenses	0.41%	0.23%		0.27%
Acquired Fund fees and expenses	None	0.02%		0.02%

Total annual operating expenses	2.11%	1.80	%A	1.84%

A	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
B	Estimated for the 12 months ending September 30, 2017.

Class I

Shareholder Fees (fees paid directly from your investment)

	Global Balanced	Asset Manager 60%	Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Asset Manager 60%		Asset Manager 60% Pro forma Combined B
Management fee	0.70%	0.55%		0.55%
Distribution and/or Service (12b-1) fees	None	None		None
Other expenses	0.29%	0.20%		0.20%
Acquired Fund fees and expenses	None	0.02%		0.02%

Total annual operating expenses	0.99%	0.77	%A	0.77%

A	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
B	Estimated for the 12 months ending September 30, 2017.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	Global Balanced	Asset Manager 60%	Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Balanced	Asset Manager 60%		Asset Manager 60% Pro forma Combined B
Management fee	0.70%	0.55%		0.55%
Distribution and/or Service (12b-1) fees	None	None		None
Other expenses	0.31%	0.16%		0.17%
Acquired Fund fees and expenses	None	0.02%		0.02%

Total annual operating expenses	1.01%	0.73	%A	0.74%

A	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
B	Estimated for the 12 months ending September 30, 2017.

Attachment 1B

The following tables show the fees and expenses of Global Strategies and Asset Manager 60% for the 12 months ended September 30, 2017, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 2 is approved. Sales charges, if applicable, are paid directly to FDC, each fund’s distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Class A

Shareholder Fees (fees paid directly from your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		5.75%		5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	A	None	A

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined C
Management fee	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	0.25%		0.25%		0.25%
Other expenses	0.01%		0.23%		0.23%
Acquired Fund fees and expenses	0.71	%A	0.02%		0.02%

Total annual operating expenses	1.47	%B	1.05	%B	1.05%
Fee waiver and/or expense reimbursement	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	1.36	%B	1.05	% B	1.05%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Class M

Shareholder Fees (fees paid directly from your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%		3.50%		3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	A	None	A

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined C
Management fee	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	0.50%		0.50%		0.50%
Other expenses	0.01%		0.23%		0.24%
Acquired Fund fees and expenses	0.71	%A	0.02%		0.02%

Total annual operating expenses	1.72	%B	1.30	%B	1.31%
Fee waiver and/or expense reimbursement	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	1.61	%B	1.30	%B	1.31%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Class C

Shareholder Fees (fees paid directly from your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00	%A	1.00	%A	1.00	%A

A	On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined C
Management fee	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	1.00%		1.00%		1.00%
Other expenses	0.01%		0.23%		0.25%
Acquired Fund fees and expenses	0.71	%A	0.02%		0.02%

Total annual operating expenses	2.22	%B	1.80	%B	1.82%
Fee waiver and/or expense reimbursement	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	2.11	%B	1.80	%B	1.82%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Class I

Shareholder Fees (fees paid directly from your investment)

	Global Strategies	Asset Manager 60%	Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined C
Management fee	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	None		None		None
Other expenses	0.01%		0.20%		0.23%
Acquired Fund fees and expenses	0.71	%A	0.02%		0.02%

Total annual operating expenses	1.22	%B	0.77	%B	0.80%
Fee waiver and/or expense reimbursement	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	1.11	%B	0.77	%B	0.80%

A	The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	Global Strategies	Asset Manager 60%	Asset Manager 60% Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Global Strategies		Asset Manager 60%		Asset Manager 60% Pro forma Combined C
Management fee	0.50%		0.55%		0.55%
Distribution and/or Service (12b-1) fees	None		None		None
Other expenses	0.01%		0.16%		0.16%
Acquired Fund fees and expenses	0.71	%A	0.02%		0.02%

Total annual operating expenses	1.22	%B	0.73	%B	0.73%
Fee waiver and/or expense reimbursement	0.11	%A	None		None

Total annual operating expenses after fee waiver and/ or expense reimbursement	1.11	%B	0.73	%B	0.73%

A

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund’s management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC’s contract with the Subsidiary is in place. If FMRC’s contract with the Subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund’s management fee. This arrangement will remain in effect through July 31, 2018.
B	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
C	Estimated for the 12 months ending September 30, 2017.

Attachment 2A

The following table illustrates the expenses on a hypothetical $10,000 investment in Global Balanced and Asset Manager 60% under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1A, assuming a 5% annual return if only Proposal 1 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Global Balanced

	Class A		Class M		Class C		Class I		Global Balanced Fund (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$699	$699	$505	$505	$314	$214	$101	$101	$103	$103
3 Year	$960	$960	$831	$831	$661	$661	$315	$315	$322	$322
5 Year	$1,242	$1,242	$1,180	$1,180	$1,134	$1,134	$547	$547	$558	$558
10 Year	$2,042	$2,042	$2,163	$2,163	$2,441	$2,441	$1,213	$1,213	$1,236	$1,236

Asset Manager 60%

	Class A		Class M		Class C		Class I		Asset Manager 60% (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$676	$676	$478	$478	$283	$183	$79	$79	$75	$75
3 Year	$890	$890	$748	$748	$566	$566	$246	$246	$233	$233
5 Year	$1,121	$1,121	$1,038	$1,038	$975	$975	$428	$428	$406	$406
10 Year	$1,784	$1,784	$1,863	$1,863	$2,116	$2,116	$954	$954	$906	$906

Asset Manager 60% Pro Forma Combined

	Class A		Class M		Class C		Class I		Asset Manager 60% Pro Forma (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$677	$677	$481	$481	$287	$187	$79	$79	$76	$76
3 Year	$893	$893	$757	$757	$579	$579	$246	$246	$237	$237
5 Year	$1,126	$1,126	$1,053	$1,053	$995	$995	$428	$428	$411	$411
10 Year	$1,795	$1,795	$1,895	$1,895	$2,159	$2,159	$954	$954	$918	$918

Attachment 2B

The following table illustrates the expenses on a hypothetical $10,000 investment in Global Strategies and Asset Manager 60% under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1B, assuming a 5% annual return if only Proposal 2 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Global Strategies

	Class A		Class M		Class C		Class I		Global Strategies Fund (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$706	$706	$508	$508	$314	$214	$113	$113	$113	$113
3 Year	$1,001	$1,001	$861	$861	$682	$682	$374	$374	$374	$374
5 Year	$1,320	$1,320	$1,239	$1,239	$1,178	$1,178	$658	$658	$658	$658
10 Year	$2,221	$2,221	$2,299	$2,299	$2,544	$2,544	$1,466	$1,466	$1,466	$1,466

Asset Manager 60%

	Class A		Class M		Class C		Class I		Asset Manager 60% (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$676	$676	$478	$478	$283	$183	$79	$79	$75	$75
3 Year	$890	$890	$748	$748	$566	$566	$246	$246	$233	$233
5 Year	$1,121	$1,121	$1,038	$1,038	$975	$975	$428	$428	$406	$406
10 Year	$1,784	$1,784	$1,863	$1,863	$2,116	$2,116	$954	$954	$906	$906

Asset Manager 60% Pro Forma Combined

	Class A		Class M		Class C		Class I		Asset Manager 60% Pro Forma (Retail Class)
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$676	$676	$479	$479	$285	$185	$82	$82	$75	$75
3 Year	$890	$890	$751	$751	$573	$573	$255	$255	$233	$233
5 Year	$1,121	$1,121	$1,043	$1,043	$985	$985	$444	$444	$406	$406
10 Year	$1,784	$1,784	$1,874	$1,874	$2,137	$2,137	$990	$990	$906	$906

Attachment 3

The following table shows the capitalization of Global Balanced, Global Strategies, and Asset Manager 60% as of September 30, 2017, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization if both Proposal 1 and Proposal 2 are approved.

Global Balanced (A)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Class A	$41,993,658	$24.99	1,680,463
Class M	$14,704,097	$24.71	595,110
Class C	$26,602,482	$24.07	1,105,141
Class I	$10,150,083	$25.29	401,318
Fidelity Global Balanced Fund (retail class)	$382,891,000	$25.36	15,095,730

Global Strategies (B)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Class A	$25,019,830	$9.63	2,598,991
Class M	$19,337,480	$9.59	2,017,096
Class C	$24,942,174	$9.45	2,638,633
Class I	$22,946,395	$9.67	2,374,015
Fidelity Global Strategies Fund (retail class)	$81,303,131	$9.66	8,413,108

Asset Manager 60%

Class A	$59,048,809	$12.42	4,756,089
Class M	$20,859,714	$12.34	1,689,804
Class C	$37,384,313	$12.18	3,068,469
Class I	$26,423,276	$12.48	2,117,765
Fidelity Asset Manager 60% (retail class)	$1,821,025,025	$12.47	145,994,226

Asset Manager 60% Pro Forma

Class A	$126,062,297	$12.42	10,151,700
Class M	$54,901,291	$12.34	4,448,441
Class C	$88,928,969	$12.18	7,300,378
Class I	$59,519,754	$12.48	4,769,726
Fidelity Asset Manager 60% (retail class)	$2,285,219,156	$12.47	183,219,096

(A)	Global Balanced’s estimated one time proxy cost of $46,000 not included in the Pro Forma.
(B)	Global Strategies’ estimated one time proxy cost of $22,000 is not included in the Pro Forma. FMRC (the investment adviser) pays all other expenses of the fund, with limited exceptions, and will bear the fund’s one time proxy cost.

Fidelity Asset Manager, Fidelity Investments & Pyramid Design, Fidelity, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.9885990.100	GLOBAL-PXS-0118

Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%

Class/Ticker

Fidelity Asset Manager® 20%/FASIX

Fidelity Asset Manager® 30%

Class/Ticker

Fidelity Asset Manager® 30%/FTANX

Fidelity Asset Manager® 40%

Class/Ticker

Fidelity Asset Manager® 40%/FFANX

Fidelity Asset Manager® 50%

Class/Ticker

Fidelity Asset Manager® 50%/FASMX

Fidelity Asset Manager® 60%

Class/Ticker

Fidelity Asset Manager® 60%/FSANX

Fidelity Asset Manager® 70%

Class/Ticker

Fidelity Asset Manager® 70%/FASGX

Fidelity Asset Manager® 85%

Class/Ticker

Fidelity Asset Manager® 85%/FAMRX

In this prospectus, the term “shares” (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

November 29, 2017

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Fidelity Asset Manager® 20%

Fidelity Asset Manager® 30%

Fidelity Asset Manager® 40%

Fidelity Asset Manager® 50%

Fidelity Asset Manager® 60%

Fidelity Asset Manager® 70%

Fidelity Asset Manager® 85%

Fund Basics	Investment Details

Valuing Shares

Shareholder Information	Additional Information about the Purchase and Sale of Shares

Exchanging Shares

Features and Policies

Dividends and Capital Gain Distributions

Tax Consequences

Fund Services	Fund Management

Fund Distribution

Appendix	Financial Highlights

Additional Index Information

Fund Summary

Fund/Class:

Fidelity Asset Manager® 20%/Fidelity Asset Manager® 20%

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.11%
Acquired fund fees and expenses	0.01%

Total annual operating expenses(a)	0.53%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$54
3 years	$170
5 years	$296
10 years	$665

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.80%	June 30, 2009
Lowest Quarter Return	(7.78)%	December 31, 2008
Year-to-Date Return	5.32%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 20%
Return Before Taxes	4.70%	4.07%	3.90%
Return After Taxes on Distributions	3.83%	2.89%	2.74%
Return After Taxes on Distributions and Sale of Fund Shares	2.77%	2.80%	2.67%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
Fidelity Asset Manager 20% Composite IndexSM (reflects no deduction for fees or expenses)	3.54%	3.66%	3.70%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 30%/Fidelity Asset Manager® 30%

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.13%
Acquired fund fees and expenses	0.01%

Total annual operating expenses(a)	0.55%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$56
3 years	$176
5 years	$307
10 years	$689

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 30% of assets in stocks, 50% of assets in bonds, and 20% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-40%), bond class (40%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.91%	June 30, 2009
Lowest Quarter Return	(10.59)%	December 31, 2008
Year-to-Date Return	7.22%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Asset Manager® 30%
Return Before Taxes	5.50%	5.29%	3.93%
Return After Taxes on Distributions	4.70%	4.20%	2.85%
Return After Taxes on Distributions and Sale of Fund Shares	3.19%	3.79%	2.72%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.29%
Fidelity Asset Manager 30% Composite IndexSM (reflects no deduction for fees or expenses)	4.56%	4.89%	3.87%

(a)	From October 9, 2007

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investment
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 40%/Fidelity Asset Manager® 40%

Investment Objective

The fund seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.13%
Acquired fund fees and expenses	0.02%

Total annual operating expenses(a)	0.56%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$57
3 years	$179
5 years	$313
10 years	$701

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.87%	June 30, 2009
Lowest Quarter Return	(12.42)%	December 31, 2008
Year-to-Date Return	8.89%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Asset Manager® 40%
Return Before Taxes	6.00%	6.35%	4.12%
Return After Taxes on Distributions	5.26%	5.29%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	3.50%	4.66%	2.91%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.29%
Fidelity Asset Manager 40% Composite IndexSM (reflects no deduction for fees or expenses)	5.45%	6.02%	4.13%

(a)	From October 9, 2007

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 50%/Fidelity Asset Manager® 50%

Investment Objective

The fund seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.02%

Total annual operating expenses(a)	0.67%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.23%	June 30, 2009
Lowest Quarter Return	(14.74)%	December 31, 2008
Year-to-Date Return	10.57%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 50%
Return Before Taxes	6.43%	7.24%	4.87%
Return After Taxes on Distributions	5.68%	5.74%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares	3.83%	5.30%	3.44%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Asset Manager 50% Composite IndexSM (reflects no deduction for fees or expenses)	6.33%	7.14%	4.83%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 60%/Fidelity Asset Manager® 60%

Investment Objective

The fund seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Acquired fund fees and expenses	0.02%

Total annual operating expenses(a)	0.73%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$75
3 years	$233
5 years	$406
10 years	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.85%	June 30, 2009
Lowest Quarter Return	(15.59)%	December 31, 2008
Year-to-Date Return	12.24%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Asset Manager® 60%
Return Before Taxes	6.76%	8.15%	4.35%
Return After Taxes on Distributions	6.21%	6.95%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	3.99%	6.13%	3.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.24%
Fidelity Asset Manager 60% Composite IndexSM (reflects no deduction for fees or expenses)	7.21%	8.27%	4.55%

(a)	From October 9, 2007

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 70%/Fidelity Asset Manager® 70%

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Acquired fund fees and expenses	0.02%

Total annual operating expenses(a)	0.73%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$75
3 years	$233
5 years	$406
10 years	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.44%	June 30, 2009
Lowest Quarter Return	(18.82)%	December 31, 2008
Year-to-Date Return	13.87%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 70%
Return Before Taxes	7.08%	9.04%	4.98%
Return After Taxes on Distributions	6.58%	7.93%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares	4.20%	6.94%	3.76%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Asset Manager 70% Composite IndexSM (reflects no deduction for fees or expenses)	7.95%	9.27%	5.17%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 85%/Fidelity Asset Manager® 85%

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Acquired fund fees and expenses	0.02%

Total annual operating expenses(a)	0.75%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$77
3 years	$240
5 years	$417
10 years	$930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets between two main asset classes: the stock class (equity securities of all types) and the bond and short-term/money market class (fixed-income securities of all types and maturities, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds).

•	Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments.

•	Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.85%	June 30, 2009
Lowest Quarter Return	(20.95)%	December 31, 2008
Year-to-Date Return	16.36%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 85%
Return Before Taxes	7.38%	10.41%	5.14%
Return After Taxes on Distributions	7.01%	9.23%	4.40%
Return After Taxes on Distributions and Sale of Fund Shares	4.42%	8.06%	3.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Asset Manager 85% Composite IndexSM (reflects no deduction for fees or expenses)	9.22%	10.92%	5.42%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Asset Manager® 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 20% stock class, 50% bond class; and 30% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix
Stocks (can range from 10-30%)	20%
Bonds (can range from 40-60%)	50%
Short-Term/Money Market (can range from 10-50%)	30%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	14% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	6% MSCI ACWI ex USA Index (foreign stocks)

•	50% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	30% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 30% stock class, 50% bond class; and 20% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix
Stocks (can range from 20-40%)	30%
Bonds (can range from 40-60%)	50%
Short-Term/Money Market (can range from 0-50%)	20%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	21% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	9% MSCI ACWI ex USA Index (foreign stocks)

•	50% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 40% stock class, 45% bond class; and 15% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix
Stocks (can range from 20-60%)	40%
Bonds (can range from 30-60%)	45%
Short-Term/Money Market (can range from 0-50%)	15%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	28% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	12% MSCI ACWI ex USA Index (foreign stocks)

•	45% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	15% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 50% stock class, 40% bond class; and 10% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix
Stocks (can range from 30-70%)	50%
Bonds (can range from 20-60%)	40%
Short-Term/Money Market (can range from 0-50%)	10%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	35% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	15% MSCI ACWI ex USA Index (foreign stocks)

•	40% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 60% stock class, 35% bond class; and 5% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix
Stocks (can range from 40-90%)	60%
Bonds (can range from 10-60%)	35%
Short-Term/Money Market (can range from 0-50%)	5%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	42% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	18% MSCI ACWI ex USA Index (foreign stocks)

•	35% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 70% stock class, 25% bond class; and 5% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix
Stocks (can range from 50-100%)	70%
Bonds (can range from 0-50%)	25%
Short-Term/Money Market (can range from 0-50%)	5%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	49% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	21% MSCI ACWI ex USA Index (foreign stocks)

•	25% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into two main asset classes: the stock class and the bond and short-term/money market class. The fund’s neutral mix is 85% stock class and 15% bond and short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix
Stocks (can range from 60-100%)	85%
Bonds and Short-Term/Money Market (can range from 0-40%)	15%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	60% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	25% MSCI ACWI ex USA Index (foreign stocks)

•	15% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds and short term/money market instruments)

The Adviser allocates the fund’s assets between the two asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into either of the two asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond and Short-Term/Money Market Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities). The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security’s maturity. Money market securities include bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by Fidelity® funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of the fund’s assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund’s performance. A fund’s share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund’s ability to pursue its investment strategies.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Asset Manager® 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager® 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager® 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager® 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager® 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager® 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager® 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

The net asset value per share (NAV) is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of the underlying central funds in which a fund invests. Shares of underlying central funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund’s excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund’s excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Minimum Waivers

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund, a qualified tuition program or an ABLE program for which Fidelity serves as investment manager, a health savings account for which Fidelity serves as recordkeeper, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•	The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•	Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•	To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•	Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days’ notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable shareholder fees, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of Fidelity Asset Manager® 40% and Fidelity Asset Manager® 50% normally pays dividends in April, July, October, and December and capital gain distributions in December. Each of Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85% normally pays dividends and capital gain distributions in December.

Each of Fidelity Asset Manager® 20% and Fidelity Asset Manager® 30% normally pays dividends monthly (except January) and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Because each bond fund’s income is primarily derived from interest, dividends from each bond fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

Fidelity Management & Research Company (FMR). The Adviser is each fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2016, the Adviser had approximately $219.0 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

Sub-Adviser(s)

Fidelity Investments Money Management, Inc. (FIMM), at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the funds. FIMM has day-to-day responsibility for choosing certain types of investments for the funds.

FIMM is an affiliate of the Adviser. As of December 31, 2016, FIMM had approximately $689.2 billion in discretionary assets under management.

FMR Co., Inc. (FMRC), at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing certain types of investments for each fund.

FMRC is an affiliate of the Adviser. As of December 31, 2016, FMRC had approximately $919.5 billion in discretionary assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2016, FMR UK had approximately $16.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2016, FMR H.K. had approximately $12.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Geoff Stein is portfolio manager of the funds, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52% for Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85% or 0.37% for Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, and Fidelity Asset Manager® 40%, and it drops as total assets under management increase.

For September 2017, the group fee rate was 0.11% for Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, and Fidelity Asset Manager® 40% and the group fee rate was 0.24% for Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%. The individual fund fee rate is 0.25% for Fidelity Asset Manager® 50% and 0.30% for Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%.

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended September 30, 2017, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Fidelity Asset Manager® 20%	0.41%
Fidelity Asset Manager® 30%	0.41%
Fidelity Asset Manager® 40%	0.41%
Fidelity Asset Manager® 50%	0.50%
Fidelity Asset Manager® 60%	0.55%
Fidelity Asset Manager® 70%	0.55%
Fidelity Asset Manager® 85%	0.55%

The Adviser pays FIMM, FMRC, FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended September 30, 2017.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Fidelity Asset Manager® 30%
Rate	0.65%
Fidelity Asset Manager® 40%
Rate	0.65%
Fidelity Asset Manager® 60%
Rate	0.85%

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Asset Manager 20%

Years ended September 30,	2017		2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.26		$12.94	$13.57	$13.44	$13.39

Income from Investment Operations
Net investment income (loss)A	.20		.23	.22	.20	.18
Net realized and unrealized gain (loss)	.37		.60	(.22)	.43	.31

Total from investment operations	.57		.83	–	.63	.49

Distributions from net investment income	(.20)		(.24)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.07)		(.27)	(.42)	(.30)	(.27)

Total distributions	(.26	)B	(.51)	(.63)	(.50)	(.44	)C

Net asset value, end of period	$13.57		$13.26	$12.94	$13.57	$13.44

Total ReturnD	4.40%		6.58%	(.04)%	4.80%	3.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%		.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52%		.52%	.53%	.53%	.53%

Expenses net of all reductions	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.52%	1.78%	1.63%	1.46%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$4,880,833	$4,802,797	$4,685,019	$4,923,702	$4,708,494
Portfolio turnover rateG	22%	19%	20%	13%	27%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.
C	Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 30%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.20	$10.71	$10.43	$10.15

Income from Investment Operations
Net investment income (loss)A	.17	.20	.19	.17	.15
Net realized and unrealized gain (loss)	.49	.59	(.22)	.46	.44

Total from investment operations	.66	.79	(.03)	.63	.59

Distributions from net investment income	(.16)	(.20)	(.18)	(.17)	(.14)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)

Total distributions	(.18)	(.36)	(.48)	(.35)	(.31)

Net asset value, end of period	$11.11	$10.63	$10.20	$10.71	$10.43

Total ReturnB	6.32%	7.94%	(.38)%	6.19%	5.96%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	1.55%	1.90%	1.76%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,139,197	$937,285	$820,206	$757,908	$560,306
Portfolio turnover rateE	24%	24%	22%	13%	20%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 40%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11

Income from Investment Operations
Net investment income (loss)A	.17	.19	.19	.17	.16
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.65

Total from investment operations	.90	.89	(.09)	.76	.81

Distributions from net investment income	(.16)	(.20)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)

Total distributions	(.18)	(.33)	(.48)	(.46)	(.26)

Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66

Total ReturnB	8.35%	8.76%	(.90)%	7.29%	8.21%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%	.54%	.54%	.56%	.56%
Net investment income (loss)	1.52%	1.83%	1.74%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,344,514	$1,084,411	$917,607	$769,619	$495,019
Portfolio turnover rateE	20%	22%	22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 50%

Years ended September 30,	2017		2016		2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.98		$16.39		$18.06	$17.84	$16.41

Income from Investment Operations
Net investment income (loss)A	.24		.28		.29	.28	.24
Net realized and unrealized gain (loss)	1.47		1.22		(.52)	1.14	1.44

Total from investment operations	1.71		1.50		(.23)	1.42	1.68

Distributions from net investment income	(.24)		(.30)		(.27)	(.29)	(.24)
Distributions from net realized gain	(.09)		(.62)		(1.17)	(.91)	(.02)

Total distributions	(.32	)B	(.91	)C	(1.44)	(1.20)	(.25	)D

Net asset value, end of period	$18.37		$16.98		$16.39	$18.06	$17.84

Total ReturnE	10.26%		9.56%		(1.45)%	8.33%	10.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%		.65%		.66%	.66%	.68%
Expenses net of fee waivers, if any	.64%		.65%		.66%	.66%	.67%
Expenses net of all reductions	.64%		.65%		.65%	.66%	.66%
Net investment income (loss)	1.39%		1.72%		1.63%	1.53%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$8,324,452		$7,566,062		$7,504,374	$7,956,041	$7,384,756
Portfolio turnover rateH	20%		19%		17%	10%	21%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.
C	Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.
D	Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 60%

Years ended September 30,	2017		2016	2015		2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.29		$10.66	$11.59		$11.22	$10.21

Income from Investment Operations
Net investment income (loss)A	.15		.17	.17		.16	.14
Net realized and unrealized gain (loss)	1.21		.90	(.39)		.84	1.10

Total from investment operations	1.36		1.07	(.22)		1.00	1.24

Distributions from net investment income	(.15)		(.19)	(.16)		(.13)	(.12)
Distributions from net realized gain	(.02)		(.25)	(.56)		(.50)	(.11)

Total distributions	(.18	)B	(.44)	(.71	)C	(.63)	(.23)

Net asset value, end of period	$12.47		$11.29	$10.66		$11.59	$11.22

Total ReturnD	12.19%		10.31%	(2.03)%		9.26%	12.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%		.71%	.72%		.72%	.74%
Expenses net of fee waivers, if any	.71%		.71%	.72%		.72%	.74%
Expenses net of all reductions	.71%		.71%	.71%		.72%	.73%
Net investment income (loss)	1.30%		1.61%	1.51%		1.39%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,821,025		$1,426,502	$1,275,181		$1,187,056	$850,361
Portfolio turnover rateG	18%		21%	22%		11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.
C	Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 70%

Years ended September 30,	2017	2016	2015		2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$18.89	$21.30		$19.66	$17.38

Income from Investment Operations
Net investment income (loss)A	.25	.28	.28		.27	.24
Net realized and unrealized gain (loss)	2.54	1.71	(.80)		1.67	2.32

Total from investment operations	2.79	1.99	(.52)		1.94	2.56

Distributions from net investment income	(.26)	(.31)	(.28)		(.23)	(.25)
Distributions from net realized gain	(.04)	(.73)	(1.60)		(.07)	(.03)

Total distributions	(.30)	(1.04)	(1.89	)B	(.30)	(.28)

Net asset value, end of period	$22.33	$19.84	$18.89		$21.30	$19.66

Total ReturnC	14.25%	10.97%	(2.69)%		9.98%	14.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.72%	.72%		.73%	.75%
Expenses net of fee waivers, if any	.71%	.71%	.72%		.73%	.75%
Expenses net of all reductions	.70%	.71%	.71%		.72%	.73%
Net investment income (loss)	1.20%	1.48%	1.38%		1.31%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$4,673,798	$3,996,905	$3,745,336		$3,729,256	$3,253,088
Portfolio turnover rateF	19%	21%	20%		13%	20%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 85%

Years ended September 30,	2017	2016	2015		2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$15.56	$17.79		$16.52	$14.14

Income from Investment Operations
Net investment income (loss)A	.19	.19	.20		.21	.18
Net realized and unrealized gain (loss)	2.63	1.60	(.78)		1.65	2.40

Total from investment operations	2.82	1.79	(.58)		1.86	2.58

Distributions from net investment income	(.17)	(.22)	(.23)		(.17)	(.18)
Distributions from net realized gain	(.05)	(.53)	(1.43)		(.42)	(.02)

Total distributions	(.22)	(.75)	(1.65	)B	(.59)	(.20)

Net asset value, end of period	$19.20	$16.60	$15.56		$17.79	$16.52

Total ReturnC	17.20%	11.92%	(3.54)%		11.54%	18.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.74%	.75%		.74%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.75%		.74%	.77%
Expenses net of all reductions	.73%	.74%	.74%		.74%	.75%
Net investment income (loss)	1.05%	1.21%	1.16%		1.21%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,832,601	$1,454,033	$1,350,006		$1,433,196	$1,100,838
Portfolio turnover rateF	23%	22%	29%		14%	22%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Additional Index Information

Fidelity Asset Manager 20% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 14%; Bloomberg Barclays U.S. Aggregate Bond Index - 50%; MSCI ACWI (All Country World Index) ex USA Index - 6%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 30%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 30% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 21%; Bloomberg Barclays U.S. Aggregate Bond Index - 50%; MSCI ACWI (All Country World Index) ex USA Index - 9%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 20%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 40% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 28%; Bloomberg Barclays U.S. Aggregate Bond Index - 45%; MSCI ACWI (All Country World Index) ex USA Index - 12%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 15%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 50% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 35%; Bloomberg Barclays U.S. Aggregate Bond Index - 40%; MSCI ACWI (All Country World Index) ex USA Index - 15%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 10%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 60% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 42%; Bloomberg Barclays U.S. Aggregate Bond Index - 35%; MSCI ACWI (All Country World Index) ex USA Index - 18%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 5%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 70% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 49%; Bloomberg Barclays U.S. Aggregate Bond Index - 25%; MSCI ACWI (All Country World Index) ex USA Index - 21%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 5%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 85% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 60%; Bloomberg Barclays U.S. Aggregate Bond Index - 15%; and MSCI ACWI (All Country World Index) ex USA Index - 25%. The composition differed in periods prior to October 1, 2015.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in the funds’ SAI and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-03221

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Asset Manager, Fidelity Investments & Pyramid Design, Fidelity, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Fidelity Asset Manager 20% Composite Index, Fidelity Asset Manager 30% Composite Index, Fidelity Asset Manager 40% Composite Index, Fidelity Asset Manager 50% Composite Index, Fidelity Asset Manager 60% Composite Index, Fidelity Asset Manager 70% Composite Index, and Fidelity Asset Manager 85% Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.878275.109	AR-PRO-1117

Fidelity Advisor Asset Manager® Funds

Fidelity Asset Manager® 20%

Class/Ticker

Fidelity Advisor Asset Manager® 20%

A/FTAWX     M*/FTDWX    C/FTCWX    I/FTIWX

Fidelity Asset Manager® 30%

Class/Ticker

Fidelity Advisor Asset Manager® 30%

A/FTAAX     M*/FTTNX    C/FCANX    I/FTINX

Fidelity Asset Manager® 40%

Class/Ticker

Fidelity Advisor Asset Manager® 40%

A/FFNAX     M*/FFNTX    C/FFNCX    I/FFNIX

Fidelity Asset Manager® 50%

Class/Ticker

Fidelity Advisor Asset Manager® 50%

A/FFAMX     M*/FFTMX    C/FFCMX    I/FFIMX

Fidelity Asset Manager® 60%

Class/Ticker

Fidelity Advisor Asset Manager® 60%

A/FSAAX     M*/FSATX    C/FSCNX    I/FSNIX

Fidelity Asset Manager® 70%

Class/Ticker

Fidelity Advisor Asset Manager® 70%

A/FAASX     M*/FTASX    C/FCASX    I/FAAIX

Fidelity Asset Manager® 85%

Class/Ticker

Fidelity Advisor Asset Manager® 85%

A/FEYAX     M*/FEYTX    C/FEYCX    I/FEYIX

* This class name was formerly known as Class T.

Prospectus

November 29, 2017

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Fidelity Asset Manager® 20%

Fidelity Asset Manager® 30%

Fidelity Asset Manager® 40%

Fidelity Asset Manager® 50%

Fidelity Asset Manager® 60%

Fidelity Asset Manager® 70%

Fidelity Asset Manager® 85%

Fund Basics	Investment Details

Valuing Shares

Shareholder Information	Additional Information about the Purchase and Sale of Shares

Exchanging Shares

Account Features and Policies

Dividends and Capital Gain Distributions

Tax Consequences

Fund Services	Fund Management

Fund Distribution

Appendix	Financial Highlights

Additional Index Information

Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund/Class:

Fidelity Asset Manager® 20%/Fidelity Advisor Asset Manager® 20% A, M, C, I

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 50 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None

(a)	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses	0.18%	0.19%	0.18%	0.15%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%

Total annual operating expenses(a)	0.85%	1.11%	1.60%	0.57%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$657	$657	$459	$459	$263	$163	$58	$58
3 years	$831	$831	$691	$691	$505	$505	$183	$183
5 years	$1,019	$1,019	$940	$940	$871	$871	$318	$318
10 years	$1,564	$1,564	$1,654	$1,654	$1,900	$1,900	$714	$714

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	8.73%	June 30, 2009
Lowest Quarter Return	(7.79)%	December 31, 2008
Year-to-Date Return	5.12%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A—Return Before Taxes	(1.62)%	2.54%	2.99%
Return After Taxes on Distributions	(2.31)%	1.50%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares	(0.82)%	1.67%	1.99%
Class M—Return Before Taxes	0.49%	2.74%	2.97%
Class C—Return Before Taxes	2.55%	2.96%	2.80%
Class I—Return Before Taxes	4.68%	4.02%	3.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
Fidelity Asset Manager 20% Composite IndexSM (reflects no deduction for fees or expenses)	3.54%	3.66%	3.70%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 30%/Fidelity Advisor Asset Manager® 30% A, M, C, I

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 50 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None

(a)	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
(b)	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses	0.19%	0.20%	0.20%	0.21%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%

Total annual operating expenses(a)	0.86%	1.12%	1.62%	0.63%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$658	$658	$460	$460	$265	$165	$64	$64
3 years	$834	$834	$694	$694	$511	$511	$202	$202
5 years	$1,024	$1,024	$945	$945	$881	$881	$351	$351
10 years	$1,575	$1,575	$1,665	$1,665	$1,922	$1,922	$786	$786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 30% of assets in stocks, 50% of assets in bonds, and 20% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-40%), bond class (40%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	10.97%	June 30, 2009
Lowest Quarter Return	(10.67)%	December 31, 2008
Year-to-Date Return	7.00%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A—Return Before Taxes	(0.88)%	3.72%	2.97%
Return After Taxes on Distributions	(1.50)%	2.78%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares	(0.42)%	2.62%	2.01%
Class M—Return Before Taxes	1.24%	3.94%	2.97%

Class C—Return Before Taxes	3.45%	4.16%	2.85%
Class I—Return Before Taxes	5.46%	5.20%	3.89%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.29%
Fidelity Asset Manager 30% Composite IndexSM (reflects no deduction for fees or expenses)	4.56%	4.89%	3.87%

(a)	From October 9, 2007

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 40%/Fidelity Advisor Asset Manager® 40% A, M, C, I

Investment Objective

The fund seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 50 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None

(a)	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
(b)	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses	0.18%	0.21%	0.20%	0.15%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual operating expenses(a)	0.86%	1.14%	1.63%	0.58%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$658	$658	$462	$462	$266	$166	$59	$59
3 years	$834	$834	$700	$700	$514	$514	$186	$186
5 years	$1,024	$1,024	$956	$956	$887	$887	$324	$324
10 years	$1,575	$1,575	$1,688	$1,688	$1,933	$1,933	$726	$726

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.78%	June 30, 2009
Lowest Quarter Return	(12.40)%	December 31, 2008
Year-to-Date Return	8.61%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A—Return Before Taxes	(0.30)%	4.78%	3.17%
Return After Taxes on Distributions	(0.87)%	3.87%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares	(0.07)%	3.48%	2.21%
Class M—Return Before Taxes	1.78%	5.00%	3.16%
Class C—Return Before Taxes	3.89%	5.21%	3.04%

Class I—Return Before Taxes	5.96%	6.30%	4.09%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.29%
Fidelity Asset Manager 40% Composite IndexSM (reflects no deduction for fees or expenses)	5.45%	6.02%	4.13%

(a)	From October 9, 2007

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Overnight Express:
Fidelity Investments	Fidelity Investments
P.O. Box 770002	100 Crosby Parkway
Cincinnati, OH 45277-0081	Covington, KY 41015

Class I eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 50%/Fidelity Advisor Asset Manager® 50% A, M, C, I

Investment Objective

The fund seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 50 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None

(a)	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
(b)	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses	0.21%	0.21%	0.22%	0.18%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual operating expenses(a)	0.98%	1.23%	1.74%	0.70%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$669	$669	$471	$471	$277	$177	$72	$72
3 years	$869	$869	$727	$727	$548	$548	$224	$224
5 years	$1,086	$1,086	$1,002	$1,002	$944	$944	$390	$390
10 years	$1,707	$1,707	$1,787	$1,787	$2,052	$2,052	$871	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.11%	June 30, 2009
Lowest Quarter Return	(14.80)%	December 31, 2008
Year-to-Date Return	10.32%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A—Return Before Taxes	(0.03)%	5.65%	3.93%
Return After Taxes on Distributions	(0.61)%	4.29%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares	0.17%	4.10%	2.74%
Class M—Return Before Taxes	2.09%	5.90%	3.92%
Class C—Return Before Taxes	4.30%	6.11%	3.76%
Class I—Return Before Taxes	6.32%	7.19%	4.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Asset Manager 50% Composite IndexSM (reflects no deduction for fees or expenses)	6.33%	7.14%	4.83%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Overnight Express:
Fidelity Investments	Fidelity Investments
P.O. Box 770002	100 Crosby Parkway
Cincinnati, OH 45277-0081	Covington, KY 41015

Class I eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 60%/Fidelity Advisor Asset Manager® 60% A, M, C, I

Investment Objective

The fund seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 50 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None

(a)	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
(b)	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses	0.23%	0.23%	0.23%	0.20%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual operating expenses(a)	1.05%	1.30%	1.80%	0.77%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$676	$676	$478	$478	$283	$183	$79	$79
3 years	$890	$890	$748	$748	$566	$566	$246	$246
5 years	$1,121	$1,121	$1,038	$1,038	$975	$975	$428	$428
10 years	$1,784	$1,784	$1,863	$1,863	$2,116	$2,116	$954	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	16.69%	June 30, 2009
Lowest Quarter Return	(15.65)%	December 31, 2008
Year-to-Date Return	11.99%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A—Return Before Taxes	0.39%	6.55%	3.39%
Return After Taxes on Distributions	0.01%	5.50%	2.59%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%	4.92%	2.46%
Class M—Return Before Taxes	2.48%	6.78%	3.38%
Class C—Return Before Taxes	4.68%	7.01%	3.27%
Class I—Return Before Taxes	6.74%	8.10%	4.32%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.24%
Fidelity Asset Manager 60% Composite IndexSM (reflects no deduction for fees or expenses)	7.21%	8.27%	4.55%

(a)	From October 9, 2007

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments	Overnight Express:
P.O. Box 770002 Cincinnati, OH 45277-0081	Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 70%/Fidelity Advisor Asset Manager® 70% A, M, C, I

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 50 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None

(a)	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
(b)	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses	0.22%	0.22%	0.22%	0.19%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual operating expenses(a)	1.04%	1.29%	1.79%	0.76%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$675	$675	$477	$477	$282	$182	$78	$78
3 years	$887	$887	$745	$745	$563	$563	$243	$243
5 years	$1,116	$1,116	$1,033	$1,033	$970	$970	$422	$422
10 years	$1,773	$1,773	$1,852	$1,852	$2,105	$2,105	$942	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).

•	Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

•	Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.36%	June 30, 2009
Lowest Quarter Return	(13.21)%	September 30, 2011
Year-to-Date Return	13.57%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A—Return Before Taxes	0.62%	7.43%	6.42%
Return After Taxes on Distributions	0.28%	6.46%	5.64%
Return After Taxes on Distributions and Sale of Fund Shares	0.53%	5.70%	4.98%
Class M—Return Before Taxes	2.77%	7.65%	6.45%
Class C—Return Before Taxes	4.94%	7.89%	6.39%

Class I—Return Before Taxes	7.11%	9.01%	7.49%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	10.33%
Fidelity Asset Manager 70% Composite IndexSM (reflects no deduction for fees or expenses)	7.95%	9.27%	7.10%

(a)	From September 23, 2008

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity Asset Manager® 85%/Fidelity Advisor Asset Manager® 85% A, M, C, I

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 50 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None

(a)	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
(b)	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses	0.24%	0.26%	0.24%	0.21%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual operating expenses(a)	1.06%	1.33%	1.81%	0.78%

(a)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$677	$677	$481	$481	$284	$184	$80	$80
3 years	$893	$893	$757	$757	$569	$569	$249	$249
5 years	$1,126	$1,126	$1,053	$1,053	$980	$980	$433	$433
10 years	$1,795	$1,795	$1,895	$1,895	$2,127	$2,127	$966	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

•	Allocating the fund’s assets between two main asset classes: the stock class (equity securities of all types) and the bond and short-term/money market class (fixed-income securities of all types and maturities, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds).

•	Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments.

•	Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%).

•	Investing in domestic and foreign issuers.

•	Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	20.68%	June 30, 2009
Lowest Quarter Return	(20.98)%	December 31, 2008
Year-to-Date Return	16.05%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A—Return Before Taxes	0.97%	8.79%	4.24%
Return After Taxes on Distributions	0.72%	7.74%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	0.75%	6.80%	3.26%
Class M—Return Before Taxes	3.05%	8.99%	4.19%
Class C—Return Before Taxes	5.32%	9.26%	4.05%
Class I—Return Before Taxes	7.39%	10.39%	5.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Asset Manager 85% Composite IndexSM (reflects no deduction for fees or expenses)	9.22%	10.92%	5.42%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein (portfolio manager) has managed the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Asset Manager® 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 20% stock class, 50% bond class; and 30% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix

Stocks (can range from 10-30%)	20%
Bonds (can range from 40-60%)	50%
Short-Term/Money Market (can range from 10-50%)	30%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	14% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	6% MSCI ACWI ex USA Index (foreign stocks)

•	50% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	30% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 30% stock class, 50% bond class; and 20% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix

Stocks (can range from 20-40%)	30%
Bonds (can range from 40-60%)	50%
Short-Term/Money Market (can range from 0-50%)	20%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	21% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	9% MSCI ACWI ex USA Index (foreign stocks)

•	50% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.
The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 40% stock class, 45% bond class; and 15% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix

Stocks (can range from 20-60%)	40%
Bonds (can range from 30-60%)	45%
Short-Term/Money Market (can range from 0-50%)	15%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	28% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	12% MSCI ACWI ex USA Index (foreign stocks)

•	45% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	15% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 50% stock class, 40% bond class; and 10% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix

Stocks (can range from 30-70%)	50%
Bonds (can range from 20-60%)	40%
Short-Term/Money Market (can range from 0-50%)	10%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	35% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	15% MSCI ACWI ex USA Index (foreign stocks)

•	40% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts - and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 60% stock class, 35% bond class; and 5% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix

Stocks (can range from 40-90%)	60%
Bonds (can range from 10-60%)	35%
Short-Term/Money Market (can range from 0-50%)	5%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	42% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	18% MSCI ACWI ex USA Index (foreign stocks)

•	35% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund’s neutral mix is 70% stock class, 25% bond class; and 5% short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix

Stocks (can range from 50-100%)	70%
Bonds (can range from 0-50%)	25%
Short-Term/Money Market (can range from 0-50%)	5%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	49% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	21% MSCI ACWI ex USA Index (foreign stocks)

•	25% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds)

•	5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

The Adviser allocates the fund’s assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities).

Short-Term/Money Market Class

The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts - and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager® 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into two main asset classes: the stock class and the bond and short-term/money market class. The fund’s neutral mix is 85% stock class and 15% bond and short-term/money market class.

The Adviser may overweight or underweight each asset class within the following ranges:

Neutral Mix

Stocks (can range from 60-100%)	85%
Bonds and Short-Term/Money Market (can range from 0-40%)	15%

In managing the fund, the Adviser seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

•	60% Dow Jones U.S. Total Stock Market IndexSM (U.S. stocks)

•	25% MSCI ACWI ex USA Index (foreign stocks)

•	15% Bloomberg Barclays U.S. Aggregate Bond Index (U.S. bonds and short term/money market instruments)

The Adviser allocates the fund’s assets between the two asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund’s assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into either of the two asset classes.

The Adviser regularly reviews the fund’s allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund’s objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund’s assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund’s composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund’s total allocation to foreign stocks could be substantially higher than the fund’s composite benchmark might suggest.

Bond and Short-Term/Money Market Class

The fund invests in bonds mainly by investing in central funds that focus on particular types of fixed-income securities. At present, these central funds include Fidelity® Investment Grade Bond Central Fund (investment-grade bonds), Fidelity® High Income Central Fund 1 (high yield securities), Fidelity® Floating Rate Central Fund (floating rate loans and other floating rate securities), Fidelity® Emerging Markets Debt Central Fund (emerging markets debt securities), and Fidelity® Inflation-Protected Bond Index Central Fund (inflation-protected securities). The fund invests in short-term and money market instruments mainly by investing in central funds that focus on particular types of fixed-income securities maturing in one year or less. At present, these central funds include Fidelity® Money Market Central Fund (money market instruments).

Although the central funds are categorized generally as stock, bond, and short-term/money market funds, many of the central funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives—such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts—and forward-settling securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. The Adviser may invest the fund’s assets in central funds created in the future, as determined from time to time by the Adviser.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund’s assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund’s allocation to the stock class.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security’s maturity. Money market securities include bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by Fidelity® funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of the fund’s assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund’s performance. A fund’s share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund’s ability to pursue its investment strategies.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Asset Manager® 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager® 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager® 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager® 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager® 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager® 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager® 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

The net asset value per share (NAV) is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of the underlying central funds in which a fund invests. Shares of underlying central funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund’s excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund’s excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds.

Minimum Waivers

For Class A, Class M, and Class C:

There is no minimum balance or purchase minimum for (i) certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, each fund may waive or lower purchase minimums in other circumstances.

For Class I:

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C or Class I is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC) upon redemption. Class I shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A’s or Class M’s offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s or Class M’s NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s or Class M’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

•	The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•	Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	An exchange of shares is not subject to any applicable CDSCs.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and your fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of shares.

•	Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and your fund account.

Automatic Transactions for Class A, Class M, and Class C: periodic (automatic) transactions

•	To make contributions from your fund account to your Fidelity Advisor® IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•	Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days’ notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable shareholder fees, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of Fidelity Asset Manager® 40% and Fidelity Asset Manager® 50% normally pays dividends in April, July, October, and December and capital gain distributions in December. Each of Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85% normally pays dividends and capital gain distributions in December.

Each of Fidelity Asset Manager® 20% and Fidelity Asset Manager® 30% normally pays dividends monthly (except January) and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Because each bond fund’s income is primarily derived from interest, dividends from each bond fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

Fidelity Management & Research Company (FMR). The Adviser is each fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2016, the Adviser had approximately $219.0 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

Sub-Adviser(s)

Fidelity Investments Money Management, Inc. (FIMM), at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the funds. FIMM has day-to-day responsibility for choosing certain types of investments for the funds.

FIMM is an affiliate of the Adviser. As of December 31, 2016, FIMM had approximately $689.2 billion in discretionary assets under management.

FMR Co., Inc. (FMRC), at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing certain types of investments for each fund.

FMRC is an affiliate of the Adviser. As of December 31, 2016, FMRC had approximately $919.5 billion in discretionary assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2016, FMR UK had approximately $16.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2016, FMR H.K. had approximately $12.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Geoff Stein is portfolio manager of the funds, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52% for Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85% or 0.37% for Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, and Fidelity Asset Manager® 40%, and it drops as total assets under management increase.

For September 2017, the group fee rate was 0.11% for Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, and Fidelity Asset Manager® 40% and the group fee rate was 0.24% for Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%. The individual fund fee rate is 0.25% for Fidelity Asset Manager 50% and 0.30% for Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%.

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended September 30, 2017, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Fidelity Asset Manager® 20%	0.41%
Fidelity Asset Manager® 30%	0.41%
Fidelity Asset Manager® 40%	0.41%
Fidelity Asset Manager® 50%	0.50%
Fidelity Asset Manager® 60%	0.55%
Fidelity Asset Manager® 70%	0.55%
Fidelity Asset Manager® 85%	0.55%

The Adviser pays FIMM, FMRC, FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended September 30, 2017.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Fidelity Asset Manager® 20%	Class A	Class M	Class C	Class I
Rate	0.90%	1.15%	1.65%	0.65%
Fidelity Asset Manager® 30%	Class A	Class M	Class C	Class I
Rate	0.90%	1.15%	1.65%	0.65%
Fidelity Asset Manager® 40%	Class A	Class M	Class C	Class I
Rate	0.90%	1.15%	1.65%	0.65%
Fidelity Asset Manager® 50%	Class A	Class M	Class C	Class I
Rate	1.10%	1.35%	1.85%	0.85%
Fidelity Asset Manager® 60%	Class A	Class M	Class C	Class I
Rate	1.10%	1.35%	1.85%	0.85%
Fidelity Asset Manager® 70%	Class A	Class M	Class C	Class I
Rate	1.25%	1.50%	2.00%	1.00%
Fidelity Asset Manager® 85%	Class A	Class M	Class C	Class I
Rate	1.25%	1.50%	2.00%	1.00%

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of (as applicable):

•	Sales charges and concessions (not applicable to Class I shares).

•	Distribution and/or service (12b-1) fees (not applicable to Class I shares).

•	Finder’s fees (not applicable to Class C and Class I shares).

•	Payments for additional distribution-related activities and/or shareholder services.

•	Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions—Class A

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00	%(c)
$4,000,000 but less than $25,000,000	None	None	0.50	%(c)
$25,000,000 or more	None	None	0.25	%(c)

(a)	The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.
(b)	Purchases of $10.00 or less will not pay a sales charge.
(c)	Certain conditions and exceptions apply. See “Fund Services—Fund Distribution—Finder’s Fees.”

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions—Class M

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25	%(c)

(a)	The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.
(b)	Purchases of $10.00 or less will not pay a sales charge.
(c)	Certain conditions and exceptions apply. See “Fund Services—Fund Distribution—Finder’s Fees.”

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class’s shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1.	Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2.	Purchased for an insurance company separate account.

3.	Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4.	Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5.	Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6.	Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7.	Purchased to repay a loan against Class A or Class M shares held in the investor’s Fidelity Advisor® 403(b) program.

8.	Purchased for an employer-sponsored health savings account.

9.	(Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny® Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor® fund after September 30, 2008.

10.	Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive each class’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s and Class M’s front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1.	For disability or death.

2.	From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1⁄2 is attained.

3.	For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1⁄2 is attained.

4.	Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5.	(Applicable to Class A and Class M only) Held by insurance company separate accounts.

6.	(Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7.	(Applicable to Class A and Class M only) On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase).

8.	(Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter. Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder’s fee. Finder’s fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege.If you have sold all or part of your Class A, Class M, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder’s fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to each Class M plan, Class M of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A’s, Class M’s, or Class C’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, or Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class M, and Class C.

Class I of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

If payments made by the Adviser to FDC or to intermediaries under Class I’s Distribution and Service Plan were considered to be paid out of Class I’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Asset Manager 20% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$12.93	$13.56	$13.42	$13.37

Income from Investment Operations
Net investment income (loss)A	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.37	.59	(.22)	.44	.31

Total from investment operations	.53		.78	(.04)	.60		.45

Distributions from net investment income	(.16)		(.20)	(.17)	(.15)		(.14)
Distributions from net realized gain	(.07)		(.27)	(.42)	(.30)		(.27)

Total distributions	(.22	)B	(.47)	(.59)	(.46	)C	(.40	)D

Net asset value, end of period	$13.55		$13.24	$12.93	$13.56		$13.42

Total ReturnE,F	4.08%		6.18%	(.33)%	4.54%		3.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%		.83%	.83%	.82%		.82%
Expenses net of fee waivers, if any	.84%		.83%	.83%	.82%		.82%
Expenses net of all reductions	.83%		.83%	.83%	.82%		.82%
Net investment income (loss)	1.21%		1.47%	1.32%	1.16%		1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$39,787		$42,221	$38,841	$38,733		$43,449
Portfolio turnover rateI	22%		19%	20%	13%		27%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.
C	Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.
D	Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 20% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.90	$13.53	$13.40	$13.34

Income from Investment Operations
Net investment income (loss)A	.13	.16	.14	.12	.10
Net realized and unrealized gain (loss)	.37	.58	(.21)	.43	.33

Total from investment operations	.50	.74		(.07)	.55	.43

Distributions from net investment income	(.12)	(.17)		(.14)	(.12)	(.10)
Distributions from net realized gain	(.07)	(.27)		(.42)	(.30)	(.27)

Total distributions	(.19)	(.43	)B	(.56)	(.42)	(.37)

Net asset value, end of period	$13.52	$13.21		$12.90	$13.53	$13.40

Total ReturnC,D	3.81%	5.93%		(.59)%	4.20%	3.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.09%		1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.10%	1.09%		1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.09%		1.10%	1.09%	1.09%
Net investment income (loss)	.95%	1.21%		1.06%	.89%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$22,474	$25,052		$19,162	$21,010	$19,844
Portfolio turnover rateG	22%	19%		20%	13%	27%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 20% Class C

Years ended September 30,	2017		2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.17		$12.85	$13.48	$13.35	$13.30

Income from Investment Operations
Net investment income (loss)A	.06		.09	.07	.05	.03
Net realized and unrealized gain (loss)	.36		.60	(.21)	.43	.33

Total from investment operations	.42		.69	(.14)	.48	.36

Distributions from net investment income	(.06)		(.10)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.07)		(.27)	(.42)	(.30)	(.27)

Total distributions	(.12	)B	(.37)	(.49)	(.35)	(.31)

Net asset value, end of period	$13.47		$13.17	$12.85	$13.48	$13.35

Total ReturnC,D	3.25%	5.49%	(1.09)%	3.70%	2.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.60%	1.60%	1.59%
Net investment income (loss)	.45%	.71%	.56%	.39%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$28,217	$29,337	$28,515	$26,225	$24,910
Portfolio turnover rateG	22%	19%	20%	13%	27%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the contingent deferred sales charge.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 20% Class I

Years ended September 30,	2017	2016		2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94		$13.57	$13.44	$13.38

Income from Investment Operations
Net investment income (loss)A	.20	.22		.21	.19	.17
Net realized and unrealized gain (loss)	.37	.60		(.21)	.43	.33

Total from investment operations	.57	.82		–	.62	.50

Distributions from net investment income	(.19)	(.24)		(.21)	(.19)	(.17)
Distributions from net realized gain	(.07)	(.27)		(.42)	(.30)	(.27)

Total distributions	(.26)	(.50	)B	(.63)	(.49)	(.44)

Net asset value, end of period	$13.57	$13.26		$12.94	$13.57	$13.44

Total ReturnC	4.35%	6.56%		(.08)%	4.74%	3.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.57%		.57%	.56%	.57%
Expenses net of fee waivers, if any	.56%	.57%		.57%	.56%	.57%
Expenses net of all reductions	.56%	.57%		.57%	.56%	.56%

Net investment income (loss)	1.48%	1.73%	1.59%	1.42%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$50,272	$27,315	$16,388	$14,204	$32,926
Portfolio turnover rateF	22%	19%	20%	13%	27%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 30% Class A

Years ended September 30,	2017	2016	2015		2014		2013
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.19	$10.71		$10.43		$10.15

Income from Investment Operations
Net investment income (loss)A	.13	.16	.15		.14		.12
Net realized and unrealized gain (loss)	.51	.60	(.23)		.46		.44

Total from investment operations	.64	.76	(.08)		.60		.56

Distributions from net investment income	(.13)	(.17)	(.15)		(.13)		(.11)
Distributions from net realized gain	(.02)	(.16)	(.30)		(.18)		(.17)

Total distributions	(.15)	(.33)	(.44	)B	(.32	)C	(.28)

Net asset value, end of period	$11.11	$10.62	$10.19		$10.71		$10.43

Total ReturnD,E	6.06%	7.61%	(.79)%		5.83%		5.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%	.85%	.86%		.85%		.87%
Expenses net of fee waivers, if any	.85%	.85%	.86%		.85%		.87%
Expenses net of all reductions	.85%	.85%	.86%		.85%		.87%
Net investment income (loss)	1.24%	1.58%	1.45%		1.29%		1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$22,457	$23,868	$21,424		$22,071		$15,100
Portfolio turnover rateH	24%	24%	22%		13%		20%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

C	Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 30% Class M

Years ended September 30,	2017	2016	2015	2014		2013
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$10.18	$10.70	$10.42		$10.14

Income from Investment Operations
Net investment income (loss)A	.11	.14	.13	.11		.09
Net realized and unrealized gain (loss)	.50	.59	(.23)	.46		.44

Total from investment operations	.61	.73	(.10)	.57		.53

Distributions from net investment income	(.10)	(.14)	(.12)	(.10)		(.08)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)		(.17)

Total distributions	(.12)	(.30)	(.42)	(.29	)B	(.25)

Net asset value, end of period	$11.10	$10.61	$10.18	$10.70		$10.42

Total ReturnC,D	5.81%	7.33%	(1.02)%	5.53%		5.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%	1.11%	1.12%	1.13%		1.13%
Expenses net of fee waivers, if any	1.11%	1.11%	1.12%	1.13%		1.13%
Expenses net of all reductions	1.11%	1.11%	1.12%	1.13%		1.13%
Net investment income (loss)	.98%	1.32%	1.18%	1.01%		.89%
Supplemental Data
Net assets, end of period (000 omitted)	$13,023	$11,834	$11,098	$9,932		$7,064
Portfolio turnover rateG	24%	24%	22%	13%		20%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D	Total returns do not include the effect of the sales charges.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 30% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.14	$10.66	$10.38	$10.12

Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.49	.60	(.22)	.46	.43

Total from investment operations	.54	.68	(.15)	.52	.47

Distributions from net investment income	(.05)	(.09)	(.07)	(.06)	(.04)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)

Total distributions	(.07)	(.25)	(.37)	(.24)	(.21)

Net asset value, end of period	$11.04	$10.57	$10.14	$10.66	$10.38

Total ReturnB,C	5.16%	6.85%	(1.51)%	5.09%	4.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%	1.61%	1.61%	1.61%	1.63%
Net investment income (loss)	.47%	.82%	.69%	.52%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$20,979	$21,579	$19,621	$16,976	$12,001
Portfolio turnover rateF	24%	24%	22%	13%	20%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Total returns do not include the effect of the contingent deferred sales charge.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 30% Class I

Years ended September 30,	2017	2016	2015	2014		2013
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.20	$10.71	$10.43		$10.16

Income from Investment Operations
Net investment income (loss)A	.16	.19	.18	.16		.14
Net realized and unrealized gain (loss)	.50	.59	(.22)	.47		.44

Total from investment operations	.66	.78	(.04)	.63		.58

Distributions from net investment income	(.15)	(.20)	(.17)	(.16)		(.13)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)		(.17)

Total distributions	(.17)	(.36)	(.47)	(.35	)B	(.31	)C

Net asset value, end of period	$11.11	$10.62	$10.20	$10.71		$10.43

Total ReturnD	6.32%	7.80%	(.46)%	6.12%		5.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%	.60%	.61%	.62%		.62%
Expenses net of fee waivers, if any	.62%	.60%	.61%	.62%		.62%
Expenses net of all reductions	.62%	.60%	.61%	.62%		.62%
Net investment income (loss)	1.46%	1.84%	1.69%	1.52%		1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$20,500	$11,501	$8,759	$8,616		$4,663
Portfolio turnover rateG	24%	24%	22%	13%		20%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.
C	Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 40% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11

Income from Investment Operations
Net investment income (loss)A	.14	.16	.16	.14	.12
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.66

Total from investment operations	.87	.86	(.12)	.73	.78

Distributions from net investment income	(.13)	(.17)	(.14)	(.15)	(.10)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)

Total distributions	(.15)	(.30)	(.45)	(.43)	(.23)

Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66

Total ReturnB,C	8.01%	8.44%	(1.19)%	6.98%	7.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.84%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.84%	.84%	.85%	.85%	.87%
Expenses net of all reductions	.84%	.84%	.84%	.85%	.86%
Net investment income (loss)	1.21%	1.53%	1.44%	1.31%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$36,200	$40,046	$30,959	$25,419	$16,042
Portfolio turnover rateF	20%	22%	22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Total returns do not include the effect of the sales charges.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 40% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.37	$10.94	$10.64	$10.09

Income from Investment Operations
Net investment income (loss)A	.11	.13	.13	.11	.10
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.66

Total from investment operations	.84	.83	(.15)	.70	.76

Distributions from net investment income	(.10)	(.14)	(.11)	(.12)	(.08)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)

Total distributions	(.12)	(.27)	(.42)	(.40)	(.21)

Net asset value, end of period	$11.65	$10.93	$10.37	$10.94	$10.64

Total ReturnB,C	7.75%	8.12%	(1.45)%	6.72%	7.62%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	1.12%	1.11%	1.12%	1.14%
Expenses net of fee waivers, if any	1.11%	1.12%	1.11%	1.12%	1.14%
Expenses net of all reductions	1.11%	1.12%	1.10%	1.12%	1.13%
Net investment income (loss)	.94%	1.25%	1.18%	1.04%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$11,665	$10,297	$9,309	$8,295	$6,969
Portfolio turnover rateF	20%	22%	22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Total returns do not include the effect of the sales charges.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 40% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.34	$10.91	$10.62	$10.08

Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.73	.70	(.27)	.58	.66

Total from investment operations	.78	.78	(.20)	.64	.70

Distributions from net investment income	(.05)	(.09)	(.06)	(.07)	(.03)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)

Total distributions	(.07)	(.22)	(.37)	(.35)	(.16)

Net asset value, end of period	$11.61	$10.90	$10.34	$10.91	$10.62

Total ReturnB,C	7.16%	7.62%	(1.94)%	6.17%	7.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.62%	1.62%	1.64%

Expenses net of fee waivers, if any	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%	1.61%	1.62%	1.62%	1.63%
Net investment income (loss)	.45%	.76%	.67%	.54%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$23,354	$22,064	$19,515	$15,769	$9,272
Portfolio turnover rateF	20%	22%	22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Total returns do not include the effect of the contingent deferred sales charge.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 40% Class I

Years ended September 30,	2017	2016	2015	2014		2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66		$10.11

Income from Investment Operations
Net investment income (loss)A	.17	.19	.18	.17		.15
Net realized and unrealized gain (loss)	.73	.69	(.27)	.58		.66

Total from investment operations	.90	.88	(.09)	.75		.81

Distributions from net investment income	(.16)	(.19)	(.17)	(.18)		(.13)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)		(.13)

Total distributions	(.18)	(.32)	(.48)	(.45	)B	(.26)

Net asset value, end of period	$11.67	$10.95	$10.39	$10.96		$10.66

Total ReturnC	8.32%	8.67%	(.90)%	7.25%		8.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.58%	.60%	.58%		.63%
Expenses net of fee waivers, if any	.56%	.58%	.60%	.58%		.63%
Expenses net of all reductions	.56%	.58%	.60%	.57%		.62%
Net investment income (loss)	1.49%	1.79%	1.69%	1.59%		1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$20,025	$15,525	$20,038	$4,256		$1,196
Portfolio turnover rateF	20%	22%	22%	11%		22%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 50% Class A

Years ended September 30,	2017	2016		2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$16.33		$17.99	$17.78	$16.36

Income from Investment Operations
Net investment income (loss)A	.19	.23		.23	.22	.19
Net realized and unrealized gain (loss)	1.46	1.21		(.50)	1.13	1.43

Total from investment operations	1.65	1.44		(.27)	1.35	1.62

Distributions from net investment income	(.18)	(.25)		(.22)	(.23)	(.19)
Distributions from net realized gain	(.09)	(.62)		(1.17)	(.91)	(.02)

Total distributions	(.27)	(.86	)B	(1.39)	(1.14)	(.20	)C

Net asset value, end of period	$18.29	$16.91		$16.33	$17.99	$17.78

Total ReturnD,E	9.90%	9.19%		(1.70)%	7.96%	10.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.96%		.96%	.95%	.99%
Expenses net of fee waivers, if any	.96%	.96%		.96%	.95%	.99%
Expenses net of all reductions	.95%	.96%		.95%	.95%	.98%
Net investment income (loss)	1.08%	1.42%		1.34%	1.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$75,623	$77,724		$70,616	$72,246	$74,128
Portfolio turnover rateH	20%	19%		17%	10%	21%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.
C	Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 50% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.31	$17.97	$17.76	$16.34

Income from Investment Operations
Net investment income (loss)A	.14	.19	.19	.17	.15
Net realized and unrealized gain (loss)	1.46	1.22	(.51)	1.14	1.43

Total from investment operations	1.60	1.41	(.32)	1.31	1.58

Distributions from net investment income	(.14)	(.20)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)

Total distributions	(.23)	(.82)	(1.34)	(1.10)	(.16	)B

Net asset value, end of period	$18.27	$16.90	$16.31	$17.97	$17.76

Total ReturnC,D	9.57%	8.97%	(1.98)%	7.69%	9.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of fee waivers, if any	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of all reductions	1.21%	1.22%	1.22%	1.22%	1.22%
Net investment income (loss)	.83%	1.15%	1.07%	.97%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$36,209	$32,431	$30,381	$32,372	$28,826
Portfolio turnover rateG	20%	19%	17%	10%	21%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 50% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$16.21	$17.88	$17.68	$16.27

Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.08	.06
Net realized and unrealized gain (loss)	1.46	1.21	(.52)	1.13	1.43

Total from investment operations	1.51	1.32	(.42)	1.21	1.49

Distributions from net investment income	(.06)	(.12)	(.08)	(.10)	(.07)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)

Total distributions	(.15)	(.74)	(1.25)	(1.01)	(.08	)B

Net asset value, end of period	$18.15	$16.79	$16.21	$17.88	$17.68

Total ReturnC,D	9.07%	8.42%	(2.52)%	7.16%	9.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.71%	1.72%	1.72%	1.72%	1.73%
Net investment income (loss)	.32%	.66%	.57%	.47%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$41,900	$42,706	$42,095	$38,792	$31,204
Portfolio turnover rateG	20%	19%	17%	10%	21%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the contingent deferred sales charge.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 50% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.95	$16.36	$18.03	$17.81	$16.39

Income from Investment Operations
Net investment income (loss)A	.24	.27	.28	.27	.24
Net realized and unrealized gain (loss)	1.46	1.23	(.52)	1.14	1.43

Total from investment operations	1.70	1.50	(.24)	1.41	1.67

Distributions from net investment income	(.23)	(.29)	(.26)	(.28)	(.23)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)

Total distributions	(.32)	(.91)	(1.43)	(1.19)	(.25)

Net asset value, end of period	$18.33	$16.95	$16.36	$18.03	$17.81

Total ReturnB	10.17%	9.53%	(1.50)%	8.29%	10.28%
Ratios to Average Net AssetsC,D
Expenses before reductions	.68%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.68%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.68%	.70%	.69%	.71%	.71%
Net investment income (loss)	1.35%	1.68%	1.59%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$42,497	$39,673	$33,434	$33,575	$21,429
Portfolio turnover rateE	20%	19%	17%	10%	21%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 60% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$10.60	$11.53	$11.17	$10.16

Income from Investment Operations
Net investment income (loss)A	.11	.14	.14	.12	.11
Net realized and unrealized gain (loss)	1.21	.90	(.39)	.83	1.10

Total from investment operations	1.32	1.04	(.25)	.95	1.21

Distributions from net investment income	(.12)	(.15)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)

Total distributions	(.14)	(.40)	(.68)	(.59)	(.20)

Net asset value, end of period	$12.42	$11.24	$10.60	$11.53	$11.17

Total ReturnB,C	11.86%	10.10%	(2.36)%	8.87%	12.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	1.03%	1.04%	1.03%	1.06%
Expenses net of fee waivers, if any	1.03%	1.03%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.02%	1.03%	1.03%	1.03%	1.05%
Net investment income (loss)	.98%	1.30%	1.20%	1.08%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$59,049	$59,027	$53,879	$53,382	$41,926
Portfolio turnover rateF	18%	21%	22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Total returns do not include the effect of the sales charges.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 60% Class M

Years ended September 30,	2017	2016		2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.55		$11.48	$11.12	$10.12

Income from Investment Operations
Net investment income (loss)A	.09	.11		.11	.09	.08
Net realized and unrealized gain (loss)	1.19	.88		(.39)	.84	1.09

Total from investment operations	1.28	.99		(.28)	.93	1.17

Distributions from net investment income	(.09)	(.13)		(.09)	(.07)	(.06)
Distributions from net realized gain	(.02)	(.25)		(.56)	(.50)	(.11)

Total distributions	(.11)	(.37	)B	(.65)	(.57)	(.17)

Net asset value, end of period	$12.34	$11.17		$10.55	$11.48	$11.12

Total ReturnC,D	11.58%	9.68%		(2.63)%	8.66%	11.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.28%	1.29%		1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.28%	1.29%		1.29%	1.30%	1.32%
Expenses net of all reductions	1.27%	1.28%		1.28%	1.30%	1.31%

Net investment income (loss)	.73%	1.04%	.94%	.81%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$20,860	$16,763	$16,210	$14,759	$13,639
Portfolio turnover rateG	18%	21%	22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 60% Class C

Years ended September 30,	2017	2016		2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.42		$11.35	$11.04	$10.06

Income from Investment Operations
Net investment income (loss)A	.03	.06		.05	.04	.02
Net realized and unrealized gain (loss)	1.17	.88		(.38)	.81	1.10

Total from investment operations	1.20	.94		(.33)	.85	1.12

Distributions from net investment income	(.04)	(.08)		(.04)	(.04)	(.02)
Distributions from net realized gain	(.02)	(.25)		(.56)	(.50)	(.11)

Total distributions	(.06)	(.32	)B	(.60)	(.54)	(.14	)C

Net asset value, end of period	$12.18	$11.04		$10.42	$11.35	$11.04

Total ReturnD,E	10.94%	9.27%		(3.08)%	7.98%	11.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.78%		1.80%	1.80%	1.84%
Expenses net of fee waivers, if any	1.78%	1.78%		1.79%	1.80%	1.84%
Expenses net of all reductions	1.78%	1.78%		1.79%	1.80%	1.83%
Net investment income (loss)	.23%	.54%		.44%	.31%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$37,384	$34,037		$30,147	$25,867	$18,390
Portfolio turnover rateH	18%	21%		22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

C	Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the contingent deferred sales charge.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 60% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$10.66	$11.59	$11.22	$10.21

Income from Investment Operations
Net investment income (loss)A	.15	.17	.17	.15	.13
Net realized and unrealized gain (loss)	1.20	.90	(.39)	.83	1.10

Total from investment operations	1.35	1.07	(.22)	.98	1.23

Distributions from net investment income	(.15)	(.18)	(.15)	(.11)	(.11)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)

Total distributions	(.17)	(.43)	(.71)	(.61)	(.22)

Net asset value, end of period	$12.48	$11.30	$10.66	$11.59	$11.22

Total ReturnB	12.16%	10.37%	(2.08)%	9.15%	12.35%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.75%	.76%	.78%	.82%
Expenses net of fee waivers, if any	.74%	.74%	.76%	.78%	.82%
Expenses net of all reductions	.74%	.74%	.75%	.78%	.81%
Net investment income (loss)	1.26%	1.58%	1.47%	1.33%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$26,423	$18,651	$15,574	$14,122	$8,540
Portfolio turnover rateE	18%	21%	22%	11%	22%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 70% Class A

Years ended September 30,	2017	2016	2015	2014		2013
Selected Per–Share Data
Net asset value, beginning of period	$19.78	$18.84	$21.24	$19.60		$17.33

Income from Investment Operations
Net investment income (loss)A	.19	.22	.22	.21		.18
Net realized and unrealized gain (loss)	2.53	1.70	(.80)	1.67		2.31

Total from investment operations	2.72	1.92	(.58)	1.88		2.49

Distributions from net investment income	(.20)	(.25)	(.22)	(.16)		(.19)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)		(.03)

Total distributions	(.24)	(.98)	(1.82)	(.24	)B	(.22)

Net asset value, end of period	$22.26	$19.78	$18.84	$21.24		$19.60

Total ReturnC,D	13.89%	10.57%	(2.96)%	9.65%		14.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%	1.02%	1.03%	1.03%		1.06%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.03%		1.06%
Expenses net of all reductions	1.01%	1.02%	1.02%	1.03%		1.04%
Net investment income (loss)	.90%	1.17%	1.07%	1.00%		.98%
Supplemental Data
Net assets, end of period (000 omitted)	$146,562	$146,585	$134,849	$143,310		$127,865
Portfolio turnover rateG	19%	21%	20%	13%		20%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 70% Class M

Years ended September 30,	2017	2016		2015		2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.77	$18.82		$21.22		$19.58	$17.30

Income from Investment Operations
Net investment income (loss)A	.13	.17		.17		.15	.13
Net realized and unrealized gain (loss)	2.54	1.70		(.80)		1.67	2.32

Total from investment operations	2.67	1.87		(.63)		1.82	2.45

Distributions from net investment income	(.15)	(.20)		(.16)		(.11)	(.14)
Distributions from net realized gain	(.04)	(.73)		(1.60)		(.07)	(.03)

Total distributions	(.19)	(.92	)B	(1.77	)C	(.18)	(.17)

Net asset value, end of period	$22.25	$19.77		$18.82		$21.22	$19.58

Total ReturnD,E	13.63%	10.31%		(3.25)%		9.38%	14.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%	1.28%		1.29%		1.29%	1.32%
Expenses net of fee waivers, if any	1.27%	1.28%		1.28%		1.29%	1.32%
Expenses net of all reductions	1.27%	1.28%		1.28%		1.29%	1.30%
Net investment income (loss)	.64%	.91%		.81%		.74%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$53,245	$48,149		$46,685		$49,337	$44,421
Portfolio turnover rateH	19%	21%		20%		13%	20%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.
C	Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 70% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.63	$18.69	$21.08	$19.48	$17.23

Income from Investment Operations
Net investment income (loss)A	.03	.08	.06	.05	.04
Net realized and unrealized gain (loss)	2.51	1.69	(.78)	1.66	2.31

Total from investment operations	2.54	1.77	(.72)	1.71	2.35

Distributions from net investment income	(.05)	(.10)	(.07)	(.04)	(.07)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)

Total distributions	(.09)	(.83)	(1.67)	(.11)	(.10)

Net asset value, end of period	$22.08	$19.63	$18.69	$21.08	$19.48

Total ReturnB,C	13.00%	9.78%	(3.69)%	8.82%	13.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.77%	1.78%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.77%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.77%	1.78%	1.78%	1.78%	1.79%
Net investment income (loss)	.14%	.41%	.32%	.25%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$59,046	$56,605	$52,860	$55,104	$46,498
Portfolio turnover rateF	19%	21%	20%	13%	20%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Total returns do not include the effect of the contingent deferred sales charge.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 70% Class I

Years ended September 30,	2017	2016	2015		2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.85	$18.90	$21.31		$19.66	$17.38

Income from Investment Operations
Net investment income (loss)A	.24	.28	.27		.26	.23
Net realized and unrealized gain (loss)	2.54	1.70	(.80)		1.68	2.32

Total from investment operations	2.78	1.98	(.53)		1.94	2.55

Distributions from net investment income	(.26)	(.30)	(.27)		(.22)	(.24)
Distributions from net realized gain	(.04)	(.73)	(1.60)		(.07)	(.03)

Total distributions	(.30)	(1.03)	(1.88	)B	(.29)	(.27)

Net asset value, end of period	$22.33	$19.85	$18.90		$21.31	$19.66

Total ReturnC	14.22%	10.92%	(2.73)%		9.98%	14.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.74%	.76%		.77%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.76%		.77%	.79%
Expenses net of all reductions	.73%	.74%	.75%		.77%	.77%
Net investment income (loss)	1.17%	1.45%	1.34%		1.26%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$79,461	$42,321	$42,581		$40,561	$31,955
Portfolio turnover rateF	19%	21%	20%		13%	20%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 85% Class A

Years ended September 30,	2017		2016	2015		2014		2013
Selected Per–Share Data
Net asset value, beginning of period	$16.45		$15.42	$17.64		$16.38		$14.03

Income from Investment Operations
Net investment income (loss)A	.13		.14	.14		.16		.14
Net realized and unrealized gain (loss)	2.61		1.59	(.77)		1.64		2.38

Total from investment operations	2.74		1.73	(.63)		1.80		2.52

Distributions from net investment income	(.13)		(.17)	(.17)		(.11)		(.14)
Distributions from net realized gain	(.05)		(.53)	(1.43)		(.42)		(.02)

Total distributions	(.17	)B	(.70)	(1.59	)C	(.54	)D	(.17	)E

Net asset value, end of period	$19.02		$16.45	$15.42		$17.64		$16.38

Total ReturnF,G	16.83%		11.62%	(3.86)%		11.24%		18.14%
Ratios to Average Net AssetsH,I

Expenses before reductions	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.03%	1.05%	1.04%	1.04%	1.03%
Net investment income (loss)	.74%	.90%	.85%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$92,868	$78,147	$66,006	$66,659	$82,805
Portfolio turnover rateJ	23%	22%	29%	14%	22%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.
C	Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.
D	Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.
E	Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Total returns do not include the effect of the sales charges.
H	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 85% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.34	$15.32	$17.56	$16.32	$13.97

Income from Investment Operations
Net investment income (loss)A	.08	.10	.10	.11	.09
Net realized and unrealized gain (loss)	2.61	1.58	(.78)	1.63	2.38

Total from investment operations	2.69	1.68	(.68)	1.74	2.47

Distributions from net investment income	(.07)	(.13)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)

Total distributions	(.12)	(.66)	(1.56)	(.50)	(.12)

Net asset value, end of period	$18.91	$16.34	$15.32	$17.56	$16.32

Total ReturnB,C	16.54%	11.31%	(4.21)%	10.92%	17.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of fee waivers, if any	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of all reductions	1.31%	1.32%	1.32%	1.33%	1.33%
Net investment income (loss)	.46%	.63%	.57%	.63%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$24,207	$19,582	$18,991	$17,690	$13,606
Portfolio turnover rateF	23%	22%	29%	14%	22%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Total returns do not include the effect of the sales charges.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 85% Class C

Years ended September 30,	2017		2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.14		$15.14	$17.37	$16.16	$13.85

Income from Investment Operations
Net investment income (loss)A	–	B	.02	.02	.03	.02
Net realized and unrealized gain (loss)	2.56		1.57	(.76)	1.61	2.35

Total from investment operations	2.56		1.59	(.74)	1.64	2.37

Distributions from net investment income	(.01)		(.06)	(.06)	(.01)	(.04)
Distributions from net realized gain	(.05)		(.53)	(1.43)	(.42)	(.02)

Total distributions	(.05	)C	(.59)	(1.49)	(.43)	(.06)

Net asset value, end of period	$18.65		$16.14	$15.14	$17.37	$16.16

Total ReturnD,E	15.94%		10.80%	(4.62)%	10.37%	17.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%		1.80%	1.81%	1.81%	1.84%
Expenses net of fee waivers, if any	1.79%		1.80%	1.81%	1.81%	1.83%
Expenses net of all reductions	1.78%		1.80%	1.80%	1.81%	1.81%
Net investment income (loss)	(.01)%		.15%	.10%	.15%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$44,313		$38,916	$34,590	$30,717	$21,781
Portfolio turnover rateH	23%		22%	29%	14%	22%

A	Calculated based on average shares outstanding during the period.
B	Amount represents less than $.005 per share.
C	Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the contingent deferred sales charge.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Asset Manager 85% Class I

Years ended September 30,	2017	2016		2015	2014		2013
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.51		$17.74	$16.48		$14.11

Income from Investment Operations
Net investment income (loss)A	.18	.19		.19	.21		.18
Net realized and unrealized gain (loss)	2.63	1.60		(.76)	1.64		2.39

Total from investment operations	2.81	1.79		(.57)	1.85		2.57

Distributions from net investment income	(.16)	(.21)		(.23)	(.16)		(.17)
Distributions from net realized gain	(.05)	(.53)		(1.43)	(.42)		(.02)

Total distributions	(.21)	(.75	)B	(1.66)	(.59	)C	(.20	)D

Net asset value, end of period	$19.15	$16.55		$15.51	$17.74		$16.48

Total ReturnE	17.16%	11.93%		(3.52)%	11.49%		18.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%	.75%		.76%	.76%		.79%
Expenses net of fee waivers, if any	.76%	.75%		.76%	.76%		.79%
Expenses net of all reductions	.75%	.75%		.75%	.76%		.77%
Net investment income (loss)	1.02%	1.20%		1.15%	1.19%		1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$38,765	$40,747		$38,697	$41,775		$13,088
Portfolio turnover rateH	23%	22%		29%	14%		22%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

C	Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.
D	Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Additional Index Information

Fidelity Asset Manager 20% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 14%; Bloomberg Barclays U.S. Aggregate Bond Index - 50%; MSCI ACWI (All Country World Index) ex USA Index - 6%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 30%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 30% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 21%; Bloomberg Barclays U.S. Aggregate Bond Index - 50%; MSCI ACWI (All Country World Index) ex USA Index - 9%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 20%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 40% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 28%; Bloomberg Barclays U.S. Aggregate Bond Index - 45%; MSCI ACWI (All Country World Index) ex USA Index - 12%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 15%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 50% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 35%; Bloomberg Barclays U.S. Aggregate Bond Index - 40%; MSCI ACWI (All Country World Index) ex USA Index - 15%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 10%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 60% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 42%; Bloomberg Barclays U.S. Aggregate Bond Index - 35%; MSCI ACWI (All Country World Index) ex USA Index - 18%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 5%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 70% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 49%; Bloomberg Barclays U.S. Aggregate Bond Index - 25%; MSCI ACWI (All Country World Index) ex USA Index - 21%; and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index - 5%. The composition differed in periods prior to October 1, 2015.

Fidelity Asset Manager 85% Composite IndexSM is a customized blend of unmanaged indices, weighted as follows: Dow Jones U.S. Total Stock Market IndexSM - 60%; Bloomberg Barclays U.S. Aggregate Bond Index - 15%; and MSCI ACWI (All Country World Index) ex USA Index - 25%. The composition differed in periods prior to October 1, 2015.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan

Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

Employees and registered representatives of Merrill Lynch or its affiliates and their family members

Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in the this prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:

Death or disability of the shareholder

Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

Return of excess contributions from an IRA Account

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

Shares acquired through a right of reinstatement

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:

Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in the funds’ SAI and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity’s web site at institutional.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-03221

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor Asset Manager, Fidelity Asset Manager, Fidelity Investments & Pyramid Design, Fidelity, Fidelity Advisor, Directed Dividends, Fidelity Advisor Money Line, and Destiny are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Fidelity Asset Manager 20% Composite Index, Fidelity Asset Manager 30% Composite Index, Fidelity Asset Manager 40% Composite Index, Fidelity Asset Manager 50% Composite Index, Fidelity Asset Manager 60% Composite Index, Fidelity Asset Manager 70% Composite Index, and Fidelity Asset Manager 85% Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.878287.109	AAR-PRO-1117

Fidelity Global Strategies Fund

(A Series of Fidelity Salem Street Trust)

Fidelity Global Balanced Fund

Fidelity Asset Manager 60%

(Series of Fidelity Charles Street Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

January 12, 2018

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Global Balanced Fund (Global Balanced), a series of Fidelity Charles Street Trust, and Fidelity Global Strategies Fund (Global Strategies), a series of Fidelity Salem Street Trust, by Fidelity Asset Manager 60% (Asset Manager 60%), a series of Fidelity Charles Street Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity Asset Manager 60% will acquire all of the assets of Fidelity Global Balanced Fund and Fidelity Global Strategies Fund and assume all of Fidelity Global Balanced Fund’s and Fidelity Global Strategies’ liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Asset Manager 60%.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectuses (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Asset Manager 60% dated November 29, 2017, which was previously filed via EDGAR (Accession No. 0001379491-17-007755).

2.	The Statements of Additional Information (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Asset Manager 60% dated November 29, 2017, which was previously filed via EDGAR (Accession No. 0001379491-17-007755).

3.	The Prospectuses (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Global Balanced Fund dated December 30, 2016, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-17-000206).

4.	The Statements of Additional Information (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Global Balanced Fund dated December 30, 2016, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-17-000206).

5.	The Prospectuses (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Global Strategies Fund dated July 29, 2017, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-17-004823).

6.	The Statements of Additional Information (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Global Strategies Fund dated July 29, 2017, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-17-004823).

7.	The Financial Statements included in the Annual Report of Fidelity Asset Manager 60% for the fiscal year ended September 30, 2017, which was previously filed via EDGAR (Accession No. 0001379491-17-007725).

8.	The Financial Statements included in the Annual Report of Fidelity Global Balanced Fund for the fiscal year ended October 31, 2016, which was previously filed via EDGAR (Accession No. 0001379491-16-008185).

9.	The Unaudited Financial Statements included in the Semiannual Report of Fidelity Global Balanced Fund for the fiscal period ended April 30, 2017 which was previously filed via EDGAR (Accession No. 0001379491-17-004235).

10.	The Financial Statements included in the Annual Report of Fidelity Global Strategies Fund for the fiscal year ended May 31, 2017, which was previously filed via EDGAR (Accession No. 0001379491-17-004708).

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of September 30, 2017 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended September 30, 2017. The unaudited pro forma financial statements are presented to show the effect of the proposed merger of Fidelity Global Balanced Fund and Fidelity Global Strategies Fund (the “Acquired Funds”) into Fidelity Asset Manager 60% Fund (the “Acquiring Fund”), the accounting survivor, as if the merger had occurred on the first day of the year presented (October 1, 2016). Each Fund offers Class A, Class M, Class C, Retail and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

The unaudited pro forma financial statements were derived from financial statements prepared for the Acquiring Funds and Acquired Fund in accordance with generally accepted accounting principles. The unaudited pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information (“SAI”) to this Proxy Statement and Prospectus for the Acquired Funds and Acquiring Fund. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Investment Valuation:

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Acquired Fund and Acquiring Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

The Acquired Funds and Acquiring Fund categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2017, is included at the end of the listing within Fidelity Asset Manager 60% Combined Pro Forma Portfolio (unaudited).

3. Investment Transactions and Income.

For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

4. Class Allocations and Expenses:

Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund’s expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds’ expenses through the impact of these expenses on each Fidelity Central Fund’s NAV.

5. Merger Costs:

Fidelity Global Balanced Fund and Fidelity Global Strategies Fund will bear their respective costs of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and Proxy Statement, together with the cost of any supplementary solicitation. For Fidelity Global Strategies Fund, FMR Co., Inc., the investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding management fees, distribution and service fees and with certain exceptions such as interest expense and independent Trustees compensation. The estimated one time expenses related to the Reorganization for Fidelity Global Balanced Fund and Fidelity Global Strategies Fund is $46,000 and $22,000, respectively.

6. Capital Shares:

Shareholders of the Acquired Funds would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in each Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the September 30, 2017 net assets of each Acquired Fund and the net asset value per share of the Acquiring Fund as disclosed within the Pro Forma Combined Statement of Assets and Liabilities (unaudited).

7. Use of Estimates:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

8. Federal Income Taxes:

Each year, each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Assets & Liabilities

As of September 30, 2017 (Unaudited)

	Fidelity Global Balanced Fund		Fidelity Global Strategies Fund		Fidelity Asset Manager 60%			Fidelity Asset Manager 60%
	(Acquired Fund)		(Acquired Fund)		(Acquiring Fund)	Combined	Adjustments	Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$459,613,523		$59,924,431		$82,904,576	$602,442,530	$—	$602,442,530
Fidelity Central Funds	17,965,754		9,549,546		1,882,282,316	1,909,797,616	—	1,909,797,616
Affiliated issuers	—		104,111,711		—	104,111,711	—	104,111,711
Cash	—		6,019		—	6,019	—	6,019
Receivable for investments sold	3,333,553		—		1,892,489	5,226,042	—	5,226,042
Receivable for fund shares sold	105,788		108,177		1,295,911	1,509,876	—	1,509,876
Dividends receivable	697,604		8,089		—	705,693	—	705,693
Distributions receivable from Fidelity Central Funds	4,363		11,474		62,235	78,072	—	78,072
Interest Receivable	607,918		—		—	607,918	—	607,918
Receivable for daily variation margin on future contracts	—		—		—	—	—	—
Prepaid expenses	1,151		—		4,619	5,770	—	5,770
Other receivables	22,457		5,901		4,475	32,833	—	32,833

Total assets	482,352,111		173,725,348		1,968,446,621	2,624,524,080	—	2,624,524,080

Liabilities
Payable to custodian Bank	$1,739		$—		$—	$1,739	$—	$1,739
Payable for investments purchased	2,626,3 25		8,042		7,826	2,642,193	—	2,642,193
Payable for fund shares redeemed	183,414		76,080		2,462,515	2,722,009	—	2,722,009
Accrued management fee	277,267		—		885,193	1,162,460	—	1,162,460
Distribution and service plan fees payable	—		34,165		51,911	86,076	—	86,076
Other affiliated payables	—		57,926		248,051	305,977	—	305,977
Other payables and accrued expenses	224,591	(a)	125	(b)	49,988	274,704	—	274,704
Collateral on securities loaned, at value	2,697,455		—		—	2,697,455	—	2,697,455

Total liabilities	6,010,791		176,338		3,705,484	9,892,613	—	9,892,613

Net Assets	$476,341,320		$173,549,010		$1,964,741,137	$2,614,631,467	—	$2,614,631,467

Net Assets consist of:
Paid in capital	$400,499,197		$155,471,655		$1,635,152,261	$2,191,123,113	—	$2,191,123,113
Undistributed net investment income (loss)	1,424,818		1,931,599		15,717,836	19,074,253	—	19,074,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	19,302,842		9,361,388		(123,308,550)	(94,644,320)	—	(94,644,320)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currency transactions	55,114,463		6,784,368		437,179,590	499,078,421	—	499,078,421

Net Assets	$476,341,320		$173,549,010		$1,964,741,137	$2,614,631,467	—	$2,614,631,467

Book cost of respective Fund:	$422,463,132		$166,807,725		$1,528,007,302	$2,117,278,159	—	$2,117,278,159

	Fidelity Global Balanced Fund	Fidelity Global Strategies Fund	Fidelity Asset Manager 60%		Pro Forma		Fidelity Asset Manager 60%
	(Acquired Fund)	(Acquired Fund)	(Acquiring Fund)	Combined	Adjustments		Pro Forma Combined
Net Asset Value
Class A
Net Assets	$41,993,658	$25,019,830	$59,048,809	$126,062,297			$126,062,297
Offering price and redemption price per share	$24.99	$9.63	$12.42	$12.42			$12.42
Shares outstanding	1,680,463	2,598,991	4,756,089		5,395,611	(c)	10,151,700
Maximum offering price per share (100/94.25 of $20.33)	$26.51	$10.22	13.18	$13.18			$13.18

Class M
Net Assets	$14,704,097	$19,337,480	$20,859,714	$54,901,291			$54,901,291
Offering price and redemption price per share	$24.71	$9.59	$12.34	$12.34			$12.34
Shares outstanding	595,110	2,017,096	1,689,804		2,758,637	(c)	4,448,441
Maximum offering price per share (100/96.50 of $20.53)	25.61	$9.94	12.79	$12.79			$12.79

Class C
Net Assets	$26,602,482	$24,942,174	$37,384,313	$88,928,969			$88,928,969
Offering price and redemption price per share	$24.07	$9.45	$12.18	$12.18			$12.18
Shares outstanding	1,105,141	2,638,633	3,068,469		4,231,909	(c)	7,300,378

Class I
Net Assets	$10,150,083	$22,946,395	$26,423,276	$59,519,754			$59,519,754
Offering price and redemption price per share	$25.29	$9.67	$12.48	$12.48			$12.48
Shares outstanding	401,318	2,374,015	2,117,765		2,651,961	(c)	4,769,726

Global Balanced Fund; Global Strategies Fund; Asset Manager 60%; Pro Forma Adjustments; Asset Manager 60% Pro Forma; respectively
Net Assets	$382,891,000	$81,303,131	$1,821,025,025	$2,285,219,156			$2,285,219,156
Offering price and redemption price per share	$25.36	$9.66	$12.47	$12.47			$12.47
Shares outstanding	15,095,730	8,413,108	145,994,226		37,224,870	(c)	183,219,096

(a)	Fidelity Global Balanced Fund’s estimated one time proxy costs of $46,000 not included in the Pro forma.
(b)	Fidelity Global Strategies Fund’s estimated one time proxy costs of $22,000 not included in the Pro Forma. FMR Co., Inc. the investment adviser, pays all other expenses, excluding management fees, distribution and service fees and with certain exceptions such as interest expense and independent Trustees compensation, and will bear the Fund’s one time proxy costs.
(c)	Reflects the conversion of the Acquired Funds Class Net Assets into the Acquiring Class.

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Operations

12 months ended September 30, 2017 (Unaudited)

	Fidelity Global Balanced Fund	Fidelity Global Strategies Fund	Fidelity Asset Manager 60%		Pro Forma		Fidelity Asset Manager 60%
	(Acquired Fund)	(Acquired Fund)	(Acquiring Fund)	Combined	Adjustments		Pro Forma Combined
Dividends Unaffiliated issuers	$5,016,968	$1,787,014	$1,766,039	$8,570,021	$—		$8,570,021
Dividends Affiliated issuers	—	2,021,671	—	2,021,671	—		2,021,671
Interest	1,733,097	1,222	136	1,734,455	—		1,734,455
Income from Fidelity Central Funds	273,960	231,746	33,522,080	34,027,786	—		34,027,786

Income before foreign taxes withheld	7,024,025	4,041,653	35,288,255	46,353,933	—		46,353,933
Less foreign taxes withheld	(252,044)	—	—	(252,044)	—		(252,044)

Total Income	6,771,981	4,041,653	35,288,255	46,101,889	—		46,101,889
Expenses
Management fee	3,293,120	860,491	9,586,074	13,739,685	(645,142	)(d)	13,094,543
Transfer agent fees	889,821	—	2,048,785	2,938,606	328,760	(e)	3,267,366
Distribution and service plan fees	433,779	412,070	584,102	1,429,951	—		1,429,951
Accounting and security lending fees	245,485	—	690,021	935,506	(18,331	)(f)	917,175
Custodian fees and expenses	139,962	207	5,680	145,849	(134,844	)(f)	11,005
Independent trustees’ compensation	1,885	15,133	6,668	23,686	—		23,686
Registration fees	83,789	—	141,059	224,848	—		224,848
Audit	153,547	—	41,281	194,828	(153,547	)(g)	41,281
Legal	9,146	—	4,444	13,590	331	(h)	13,921
Miscellaneous	4,350 (i)	282 (j)	13,320	17,952	662	(h)	18,614

Total expenses before reductions	5,254,884	1,288,183	13,121,434	19,664,501	(622,111)		19,042,390
Expenses reductions	(47,316)	(225,829)	(44,216)	(317,361)	185,076		(132,285)

Total expenses	5,207,568	1,062,354	13,077,218	19,347,140	(437,035)		18,910,105

Net investment income	1,564,413	2,979,299	22,211,037	26,754,749	437,035		27,191,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,950,187	6,607,299	5,375,416	33,932,902	—		33,932,902
Fidelity Central Funds	—	7,618	24,500,736	24,508,354	—		24,508,354
Affiliated issuers	—	4,860,144	—	4,860,144	—		4,860,144
Foreign currency transactions	(49,761)	(3,130)	—	(52,891)	—		(52,891)
Futures contracts	—	(316,183)	—	(316,183)	—		(316,183)
Capital gain distributions from Fidelity Central Funds	—	2,271,584	3,249,158	5,520,742	—		5,520,742

Total net realized gain (loss)	21,900,426	13,427,332	33,125,310	68,453,068	—		68,453,068
Change in net unrealized appreciation (depreciation) on:
Investment securities	9,248,179	(1,972,853)	6,701,839	13,977,165	—		13,977,165
Fidelity Central Funds	—	4,975,224	144,724,402	149,699,626	—		149,699,626
Assets and liabilities in foreign currencies	20,445	—	—	20,445	—		20,445
Futures contracts	—	—	—	—	—		—

Total change in net unrealized appreciation (depreciation)	9,268,624	3,002,371	151,426,241	163,697,236	—	163,697,236

Net Gain (Loss)	31,169,050	16,429,703	184,551,551	232,150,304	—	232,150,304

Net increase (decrease) in net assets resulting from operations	$32,733,463	$19,409,002	$206,762,588	$258,905,053	$437,035	$259,342,088

(d)	Management fee adjustment reflects the Acquiring Fund’s management fee rate applied to the Pro Forma Combined fund’s average net assets.
(e)	Transfer Agent adjustment reflects the accumulated Acquiring Class’s rate applied to the Pro Forma Combined Class’s average net assets.
(f)	Decrease in expenses based on elimination of redundant fees based on Pro Forma Combined fund’s average net assets
(g)	Decrease in expenses based on elimination of certain Fidelity Global Balanced Fund expense.
(h)	Increase in expenses based on conversion of certain Fidelity Global Strategies Fund expenses into Pro Forma Combined fund.
(i)	Proxy related expenses, representing approximately $46,000 are excluded from the Pro Forma Combined fund analysis.
(j)	FMR Co., Inc. the investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensations. Proxy related expenses, representing approximately $22,000, are excluded from the Pro Forma Combined fund analysis.

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Investments

As of September 30, 2017 (Unaudited)

	Fidelity Global Balanced Fund			Fidelity Global Strategies Fund		Fidelity Asset Manager 60% Fund		Fidelity Asset Manager 60% Fund
	(Acquired Fund)			(Acquired Fund)		(Acquiring Fund)		Pro Forma Combined
Investments September 30, 2017 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 10.3%	Shares	Value		Shares	Value	Shares	Value	Shares	Value
Australia
Abacus Property Group unit	75,257	$223,139		0	$0	0	$0	75,257	$223,139
Amcor Ltd.	25,647	305,987		0	0	0	0	25,647	305,987
Arena (REIT) unit	156,658	282,630		0	0	0	0	156,658	282,630
Aub Group Ltd.	26,280	264,684		0	0	0	0	26,280	264,684
Australia & New Zealand Banking Group Ltd.	31,983	742,589		0	0	0	0	31,983	742,589
Bapcor Ltd.	53,726	220,828		0	0	0	0	53,726	220,828
Beacon Lighting Group Ltd.	165,667	197,523		0	0	0	0	165,667	197,523
BHP Billiton Ltd.	18,856	382,396		0	0	0	0	18,856	382,396
Blue Sky Alternative Investments Ltd.	39,766	343,117		0	0	0	0	39,766	343,117
BWX Ltd.	38,740	178,376		0	0	0	0	38,740	178,376
Commonwealth Bank of Australia	18,430	1,087,851		0	0	0	0	18,430	1,087,851
Corporate Travel Management Ltd.	13,889	238,154		0	0	0	0	13,889	238,154
CSL Ltd.	5,896	619,541		0	0	0	0	5,896	619,541
Hansen Technologies Ltd.	92,433	242,890		0	0	0	0	92,433	242,890
HUB24 Ltd.	44,273	272,613	(a)	0	0	0	0	44,273	272,613	(a)
Magellan Financial Group Ltd.	12,087	232,854		0	0	0	0	12,087	232,854
NIB Holdings Ltd.	62,580	281,764		0	0	0	0	62,580	281,764
realestate.com.au Ltd.	5,695	299,300		0	0	0	0	5,695	299,300
Reliance Worldwide Corp. Ltd.	84,264	260,421		0	0	0	0	84,264	260,421
SpeedCast International Ltd.	42,320	132,119		0	0	0	0	42,320	132,119
Sydney Airport unit	49,357	275,268		0	0	0	0	49,357	275,268
Vita Group Ltd.	55,854	74,261		0	0	0	0	55,854	74,261
Woodside Petroleum Ltd.	13,027	297,355		0	0	0	0	13,027	297,355

TOTAL AUSTRALIA		7,455,660			0		0		7,455,660

Austria
ams AG	4,900	355,223		0	0	0	0	4,900	355,223

Bailiwick of Guernsey
Amdocs Ltd.	8,000	514,560		0	0	0	0	8,000	514,560

Bailiwick of Jersey
Delphi Automotive PLC	1,500	147,600		0	0	0	0	1,500	147,600
Randgold Resources Ltd.	302	29,517		0	0	0	0	302	29,517
Wizz Air Holdings PLC	11,000	421,711	(a)	0	0	0	0	11,000	421,711	(a)

TOTAL BAILIWICK OF JERSEY		598,828			0		0		598,828

Bermuda
Dairy Farm International Holdings Ltd.	24,600	189,174		0	0	0	0	24,600	189,174
Hongkong Land Holdings Ltd.	37,400	269,280		0	0	0	0	37,400	269,280
Man Wah Holdings Ltd.	96,800	86,743		0	0	0	0	96,800	86,743
Tai Cheung Holdings Ltd.	99,000	102,402		0	0	0	0	99,000	102,402
Vostok Emerging Finance Ltd. (depository receipt)	3,064,486	681,005	(a)	0	0	0	0	3,064,486	681,005	(a)
Vostok New Ventures Ltd. (depositary receipt)	222,461	1,700,229	(a)	0	0	0	0	222,461	1,700,229	(a)

TOTAL BERMUDA		3,028,833			0		0		3,028,833

Brazil
Banco do Brasil SA	5,000	55,097		0	0	0	0	5,000	55,097
Itau Unibanco Holding SA	5,000	60,622		0	0	0	0	5,000	60,622

TOTAL BRAZIL		115,719			0		0		115,719

Canada
Agnico Eagle Mines Ltd. (Canada)	1,080	48,809		0	0	0	0	1,080	48,809
Agrium, Inc.	1,230	131,818		0	0	0	0	1,230	131,818

Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,460	112,181		0	0	0	0	2,460	112,181
Allied Properties (REIT)	1,120	35,761		0	0	0	0	1,120	35,761
ARC Resources Ltd.	2,370	32,651		0	0	0	0	2,370	32,651
AutoCanada, Inc.	260	4,961		0	0	0	0	260	4,961
Bank of Nova Scotia	1,560	100,270		0	0	0	0	1,560	100,270
Barrick Gold Corp.	1,580	25,427		0	0	0	0	1,580	25,427
Brookfield Asset Management, Inc. Class A	1,170	48,310		0	0	0	0	1,170	48,310
Canadian Energy Services & Technology Corp.	6,000	30,343		0	0	0	0	6,000	30,343
Canadian National Railway Co.	1,900	157,421		0	0	0	0	1,900	157,421
Canadian Natural Resources Ltd.	3,050	102,151		0	0	0	0	3,050	102,151
Canadian Pacific Railway Ltd.	880	147,810		0	0	0	0	880	147,810
Cara Operations Ltd.	830	16,224		0	0	0	0	830	16,224
CCL Industries, Inc. Class B	930	45,004		0	0	0	0	930	45,004
Cenovus Energy, Inc.	5,360	53,740		0	0	0	0	5,360	53,740
CGI Group, Inc. Class A (sub. vtg.)	1,630	84,521	(a)	0	0	0	0	1,630	84,521	(a)
CI Financial Corp.	2,020	44,180		0	0	0	0	2,020	44,180
Cogeco Communications, Inc.	420	30,974		0	0	0	0	420	30,974
Constellation Software, Inc.	110	60,013		0	0	0	0	110	60,013
Corus Entertainment, Inc. Class B (non-vtg.)	1,490	15,500		0	0	0	0	1,490	15,500
Detour Gold Corp.	1,420	15,660	(a)	0	0	0	0	1,420	15,660	(a)
Enbridge, Inc.	4,020	167,920		0	0	0	0	4,020	167,920
Fairfax India Holdings Corp.	330	5,825	(a)	0	0	0	0	330	5,825	(a)
First Quantum Minerals Ltd.	221,000	2,481,435		0	0	0	0	221,000	2,481,435
Franco-Nevada Corp.	1,000	77,467		0	0	0	0	1,000	77,467
George Weston Ltd.	960	83,594		0	0	0	0	960	83,594
Hydro One Ltd.	1,930	35,143		0	0	0	0	1,930	35,143
Imperial Oil Ltd.	880	28,112		0	0	0	0	880	28,112
Intact Financial Corp.	680	56,171		0	0	0	0	680	56,171
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,270	24,733		0	0	0	0	1,270	24,733
Labrador Iron Ore Royalty Corp.	600	9,521		0	0	0	0	600	9,521
Lundin Mining Corp.	6,750	46,307		0	0	0	0	6,750	46,307
Magna International, Inc. Class A (sub. vtg.)	250	13,342		0	0	0	0	250	13,342
Manulife Financial Corp.	8,770	177,895		0	0	0	0	8,770	177,895
Metro, Inc. Class A (sub. vtg.)	1,100	37,829		0	0	0	0	1,100	37,829
North West Co., Inc.	1,430	34,279		0	0	0	0	1,430	34,279
NuVista Energy Ltd.	3,610	21,844	(a)	0	0	0	0	3,610	21,844	(a)
Open Text Corp.	1,620	52,271		0	0	0	0	1,620	52,271
Park Lawn Corp.	150	2,308		0	0	0	0	150	2,308
Pason Systems, Inc.	680	10,235		0	0	0	0	680	10,235
Peyto Exploration & Development Corp.	1,120	18,311		0	0	0	0	1,120	18,311
Power Corp. of Canada (sub. vtg.)	4,330	110,042		0	0	0	0	4,330	110,042
PrairieSky Royalty Ltd.	69,678	1,783,064	(e)	0	0	0	0	69,678	1,783,064	(f)
Premier Gold Mines Ltd.	5,760	16,480	(a)	0	0	0	0	5,760	16,480	(a)
Quebecor, Inc. Class B (sub. vtg.)	1,040	39,083		0	0	0	0	1,040	39,083
Raging River Exploration, Inc.	3,240	20,436	(a)	0	0	0	0	3,240	20,436	(a)
Rogers Communications, Inc. Class B (non-vtg.)	2,830	145,928		0	0	0	0	2,830	145,928
Royal Bank of Canada	5,780	447,206		0	0	0	0	5,780	447,206
ShawCor Ltd. Class A	1,030	22,792		0	0	0	0	1,030	22,792
Sleep Country Canada Holdings, Inc.	560	16,193		0	0	0	0	560	16,193
Stantec, Inc.	1,200	33,305		0	0	0	0	1,200	33,305
Suncor Energy, Inc.	8,082	283,251		0	0	0	0	8,082	283,251
TELUS Corp.	3,450	124,092		0	0	0	0	3,450	124,092
The Toronto-Dominion Bank	7,610	428,453		0	0	0	0	7,610	428,453
TMX Group Ltd.	690	38,986		0	0	0	0	690	38,986
Torex Gold Resources, Inc.	1,082	16,953	(a)	0	0	0	0	1,082	16,953	(a)
Toromont Industries Ltd.	770	35,311		0	0	0	0	770	35,311
TransForce, Inc.	1,040	26,805		0	0	0	0	1,040	26,805
Western Forest Products, Inc.	20,210	43,246		0	0	0	0	20,210	43,246
Wheaton Precious Metals Corp.	2,140	40,819		0	0	0	0	2,140	40,819

TOTAL CANADA		8,400,716			0		0		8,400,716

Cayman Islands							0
Alibaba Group Holding Ltd. sponsored ADR	17,553	3,031,579	(a)	0	0	0	0	17,553	3,031,579	(a)
CK Hutchison Holdings Ltd.	36,500	466,553		0	0	0	0	36,500	466,553
Herbalife Ltd.	2,000	135,660	(a)	0	0	0	0	2,000	135,660	(a)
International Housewares Retail Co. Ltd.	981,000	187,118		0	0	0	0	981,000	187,118

JD.com, Inc. sponsored ADR	54,000	2,062,800	(a)	0	0	0	0	54,000	2,062,800	(a)
SITC International Holdings Co. Ltd.	176,000	159,517		0	0	0	0	176,000	159,517
Tencent Holdings Ltd.	13,100	572,741		0	0	0	0	13,100	572,741

TOTAL CAYMAN ISLANDS		6,615,968			0		0		6,615,968

China
Shenzhen Expressway Co. (H Shares)	156,000	151,375		0	0	0	0	156,000	151,375

Denmark
A.P. Moller - Maersk A/S Series B	781	1,483,543		0	0	0	0	781	1,483,543
Novozymes A/S Series B	16,700	856,982		0	0	0	0	16,700	856,982

TOTAL DENMARK		2,340,525			0		0		2,340,525

France
Amundi SA	240	19,947		0	0	0	0	240	19,947
Capgemini SA	14,400	1,687,640		0	0	0	0	14,400	1,687,640
Kering SA	1,500	597,539		0	0	0	0	1,500	597,539
Rubis	9,800	624,651		0	0	0	0	9,800	624,651
Thales SA	12,900	1,460,311		0	0	0	0	12,900	1,460,311
The Vicat Group	8,400	640,949		0	0	0	0	8,400	640,949
Wendel SA	9,100	1,474,013		0	0	0	0	9,100	1,474,013

TOTAL FRANCE		6,505,050			0		0		6,505,050

Germany
adidas AG	28,600	6,469,768		0	0	0	0	28,600	6,469,768
Bayer AG	200	27,321		0	0	0	0	200	27,321
Bertrandt AG	6,600	664,450		0	0	0	0	6,600	664,450
CompuGroup Medical AG	8,000	453,093		0	0	0	0	8,000	453,093
CTS Eventim AG	21,940	957,628		0	0	0	0	21,940	957,628
Fresenius Medical Care AG & Co. KGaA	9,400	919,004		0	0	0	0	9,400	919,004
LEG Immobilien AG	16,193	1,638,065		0	0	0	0	16,193	1,638,065
MTU Aero Engines Holdings AG	7,600	1,212,180		0	0	0	0	7,600	1,212,180
SAP SE	34,517	3,784,625		0	0	0	0	34,517	3,784,625
Vonovia SE	21,500	914,791		0	0	0	0	21,500	914,791

TOTAL GERMANY		17,040,925			0		0		17,040,925

Hong Kong
AIA Group Ltd.	133,000	980,695		0	0	0	0	133,000	980,695
Hang Seng Bank Ltd.	15,900	387,547		0	0	0	0	15,900	387,547
Power Assets Holdings Ltd.	46,000	398,369		0	0	0	0	46,000	398,369
Techtronic Industries Co. Ltd.	35,500	189,507		0	0	0	0	35,500	189,507

TOTAL HONG KONG		1,956,118			0		0		1,956,118

India
Bharat Petroleum Corp. Ltd.	22,500	162,368		0	0	0	0	22,500	162,368
HDFC Bank Ltd. sponsored ADR	8,000	770,960		0	0	0	0	8,000	770,960
Petronet LNG Ltd.	30,000	106,201		0	0	0	0	30,000	106,201
Reliance Industries Ltd.	72,500	866,870		0	0	0	0	72,500	866,870

TOTAL INDIA		1,906,399			0		0		1,906,399

Ireland
Alkermes PLC	51,300	2,608,092	(a)	0	0	0	0	51,300	2,608,092	(a)
Allied Irish Banks PLC	23,264	139,816		0	0	0	0	23,264	139,816
CRH PLC	700	26,631		0	0	0	0	700	26,631
DCC PLC (United Kingdom)	8,900	864,039		0	0	0	0	8,900	864,039
Paddy Power Betfair PLC (Ireland)	15,000	1,496,640		0	0	0	0	15,000	1,496,640
Ryanair Holdings PLC sponsored ADR	8,082	852,004	(a)	0	0	0	0	8,082	852,004	(a)
United Drug PLC (United Kingdom)	75,117	855,079		0	0	0	0	75,117	855,079

TOTAL IRELAND		6,842,301			0		0		6,842,301

Israel
Sarine Technologies Ltd.	181,000	156,121		0	0	0	0	181,000	156,121
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,000	123,200		0	0	0	0	7,000	123,200

TOTAL ISRAEL		279,321			0		0		279,321

Italy
Banca Generali SpA	22,200	770,091		0	0	0	0	22,200	770,091
Buzzi Unicem SpA	25,900	699,160		0	0	0	0	25,900	699,160
Prada SpA	320,200	1,114,937		0	0	0	0	320,200	1,114,937
UniCredit SpA	116,100	2,472,679	(a)	0	0	0	0	116,100	2,472,679	(a)

TOTAL ITALY		5,056,867			0		0		5,056,867

Japan
Bank of Kyoto Ltd.	5,600	284,666		0	0	0	0	5,600	284,666
Chikaranomoto Holdings Co. Ltd.	18,000	189,718	(e)	0	0	0	0	18,000	189,718	(f)
Chugai Pharmaceutical Co. Ltd.	8,200	340,315		0	0	0	0	8,200	340,315
Daikin Industries Ltd.	4,500	455,699		0	0	0	0	4,500	455,699
Daito Trust Construction Co. Ltd.	3,500	637,636		0	0	0	0	3,500	637,636
Dentsu, Inc.	10,500	460,964		0	0	0	0	10,500	460,964
Disco Corp.	2,300	467,869		0	0	0	0	2,300	467,869
East Japan Railway Co.	9,000	830,615		0	0	0	0	9,000	830,615
Eiken Chemical Co. Ltd.	15,200	591,655		0	0	0	0	15,200	591,655
Funai Soken Holdings, Inc.	12,000	369,518		0	0	0	0	12,000	369,518
Hoya Corp.	18,700	1,009,576		0	0	0	0	18,700	1,009,576
Hulic Co. Ltd.	37,900	371,506		0	0	0	0	37,900	371,506
Japan Meat Co. Ltd.	25,200	394,152		0	0	0	0	25,200	394,152
Kao Corp.	14,000	823,639		0	0	0	0	14,000	823,639
Keyence Corp.	2,500	1,327,483		0	0	0	0	2,500	1,327,483
Kirindo Holdings Co. Ltd.	7,300	85,764		0	0	0	0	7,300	85,764
Kyushu Railway Co.	1,500	44,590		0	0	0	0	1,500	44,590
Misumi Group, Inc.	21,100	555,604		0	0	0	0	21,100	555,604
Mitsubishi Pencil Co. Ltd.	4,200	105,369		0	0	0	0	4,200	105,369
Mitsui Fudosan Co. Ltd.	19,200	416,334		0	0	0	0	19,200	416,334
Money Forward, Inc.	5,500	150,789		0	0	0	0	5,500	150,789
Morinaga & Co. Ltd.	8,500	472,873		0	0	0	0	8,500	472,873
Nakanishi, Inc.	13,060	590,761		0	0	0	0	13,060	590,761
Nidec Corp.	6,900	847,438		0	0	0	0	6,900	847,438
Nifco, Inc.	5,800	354,108		0	0	0	0	5,800	354,108
Nihon Parkerizing Co. Ltd.	19,000	303,932		0	0	0	0	19,000	303,932
Nintendo Co. Ltd.	2,800	1,032,453		0	0	0	0	2,800	1,032,453
Nissan Chemical Industries Co. Ltd.	10,300	362,479		0	0	0	0	10,300	362,479
Nitori Holdings Co. Ltd.	7,100	1,015,232		0	0	0	0	7,100	1,015,232
NTT DOCOMO, Inc.	32,500	742,424		0	0	0	0	32,500	742,424
Olympus Corp.	14,200	480,800		0	0	0	0	14,200	480,800
Open House Co. Ltd.	17,200	600,720		0	0	0	0	17,200	600,720
ORIX Corp.	58,400	941,718		0	0	0	0	58,400	941,718
PALTAC Corp.	14,200	553,361		0	0	0	0	14,200	553,361
Panasonic Corp.	65,100	944,730		0	0	0	0	65,100	944,730
PeptiDream, Inc.	12,300	379,302	(a)(e)	0	0	0	0	12,300	379,302	(a)(f)
Pilot Corp.	11,200	535,490		0	0	0	0	11,200	535,490
Rakuten, Inc.	51,600	562,659		0	0	0	0	51,600	562,659
Renesas Electronics Corp.	33,400	363,905	(a)	0	0	0	0	33,400	363,905	(a)
Santen Pharmaceutical Co. Ltd.	36,300	571,961		0	0	0	0	36,300	571,961
Seven & i Holdings Co. Ltd.	19,200	741,782		0	0	0	0	19,200	741,782
Shionogi & Co. Ltd.	4,600	251,452		0	0	0	0	4,600	251,452
SK Kaken Co. Ltd.	5,300	432,384		0	0	0	0	5,300	432,384
SMC Corp.	1,800	634,899		0	0	0	0	1,800	634,899
SMS Co., Ltd.	17,800	567,101		0	0	0	0	17,800	567,101
SoftBank Corp.	16,200	1,313,760		0	0	0	0	16,200	1,313,760
Sosei Group Corp.	1,000	84,426	(a)	0	0	0	0	1,000	84,426	(a)
Start Today Co. Ltd.	33,500	1,061,342		0	0	0	0	33,500	1,061,342
Subaru Corp.	24,600	887,589		0	0	0	0	24,600	887,589
Sundrug Co. Ltd.	16,000	662,608		0	0	0	0	16,000	662,608
The Suruga Bank Ltd.	37,700	812,799		0	0	0	0	37,700	812,799
Tokyo Century Corp.	8,200	368,736		0	0	0	0	8,200	368,736
Toshiba Plant Systems & Services Corp.	19,200	322,830		0	0	0	0	19,200	322,830
Toto Ltd.	20,200	850,904		0	0	0	0	20,200	850,904
Tsuruha Holdings, Inc.	5,000	597,645		0	0	0	0	5,000	597,645
Welcia Holdings Co. Ltd.	14,000	526,905		0	0	0	0	14,000	526,905

TOTAL JAPAN		31,686,969			0		0		31,686,969

Korea (South)
LG Chemical Ltd.	1,200	410,787		0	0	0	0	1,200	410,787

Luxembourg
B&M European Value Retail S.A.	192,663	1,000,661		0	0	0	0	192,663	1,000,661
Samsonite International SA	59,700	256,023		0	0	0	0	59,700	256,023

TOTAL LUXEMBOURG		1,256,684			0		0		1,256,684

Malta
Kambi Group PLC	61,000	591,659	(a)	0	0	0	0	61,000	591,659	(a)

Multi-National
HKT Trust/HKT Ltd. unit	185,000	224,749		0	0	0	0	185,000	224,749

Netherlands
Intertrust NV	118,900	1,930,853		0	0	0	0	118,900	1,930,853
Koninklijke Philips Electronics NV	24,200	998,491		0	0	0	0	24,200	998,491
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	30,500	1,802,883		0	0	0	0	30,500	1,802,883
(NY Reg.)	23,000	1,357,920		0	0	0	0	23,000	1,357,920

TOTAL NETHERLANDS		6,090,147			0		0		6,090,147

New Zealand
Fisher & Paykel Healthcare Corp.	5,000	46,155		0	0	0	0	5,000	46,155
Ryman Healthcare Group Ltd.	28,697	192,147		0	0	0	0	28,697	192,147

TOTAL NEW ZEALAND		238,302			0		0		238,302

Norway
Schibsted ASA (A Shares)	81,200	2,092,064		0	0	0	0	81,200	2,092,064

Singapore
Broadcom Ltd.	2,900	703,366		0	0	0	0	2,900	703,366
Wing Tai Holdings Ltd.	106,700	169,908		0	0	0	0	106,700	169,908

TOTAL SINGAPORE		873,274			0		0		873,274

Spain
Amadeus IT Holding SA Class A	17,100	1,111,375		0	0	0	0	17,100	1,111,375
Grifols SA	28,800	839,054		0	0	0	0	28,800	839,054
Prosegur Cash SA	392,300	1,180,013		0	0	0	0	392,300	1,180,013

TOTAL SPAIN		3,130,442			0		0		3,130,442

Sweden
AF AB (B Shares)	7,700	179,811		0	0	0	0	7,700	179,811
Dometic Group AB	169,100	1,437,731		0	0	0	0	169,100	1,437,731
Essity AB Class B	42,200	1,148,144		0	0	0	0	42,200	1,148,144
Getinge AB (B Shares)	151,071	2,832,268		0	0	0	0	151,071	2,832,268
H&M Hennes & Mauritz AB (B Shares)	2,861	74,318		0	0	0	0	2,861	74,318
Indutrade AB	62,400	1,646,400		0	0	0	0	62,400	1,646,400
Investor AB (B Shares)	42,007	2,074,846		0	0	0	0	42,007	2,074,846
Nobia AB	33,700	335,970		0	0	0	0	33,700	335,970
Pandox AB	28,655	545,665		0	0	0	0	28,655	545,665
Securitas AB (B Shares)	160,700	2,691,191		0	0	0	0	160,700	2,691,191
Svenska Cellulosa AB (SCA) (B Shares)	204,400	1,731,587		0	0	0	0	204,400	1,731,587

TOTAL SWEDEN		14,697,931			0		0		14,697,931

Switzerland
ABB Ltd. (Reg.)	27,700	684,965		0	0	0	0	27,700	684,965
EDAG Engineering Group AG	15,700	244,937		0	0	0	0	15,700	244,937
Swatch Group AG (Bearer)	4,030	1,676,340		0	0	0	0	4,030	1,676,340

TOTAL SWITZERLAND		2,606,242			0		0		2,606,242

United Kingdom
British American Tobacco PLC (United Kingdom)	27,100	1,696,562		0	0	0	0	27,100	1,696,562
Bunzl PLC	22,285	676,969		0	0	0	0	22,285	676,969
Dechra Pharmaceuticals PLC	50,600	1,383,202		0	0	0	0	50,600	1,383,202
Diploma PLC	63,800	909,635		0	0	0	0	63,800	909,635
Essentra PLC	46,325	342,967		0	0	0	0	46,325	342,967

Fever-Tree Drinks PLC	5,000	146,529		0	0	0	0	5,000	146,529
Imperial Tobacco Group PLC	529	22,570		0	0	0	0	529	22,570
International Personal Finance PLC	290,057	816,220		0	0	0	0	290,057	816,220
Micro Focus International PLC	30,045	961,013		0	0	0	0	30,045	961,013
NCC Group Ltd.	689,400	2,000,018	(e)	0	0	0	0	689,400	2,000,018	(f)
Prudential PLC	94,561	2,262,893		0	0	0	0	94,561	2,262,893
Rolls-Royce Holdings PLC	130,100	1,547,445		0	0	0	0	130,100	1,547,445
Standard Chartered PLC (United Kingdom)	149,893	1,489,553	(a)	0	0	0	0	149,893	1,489,553	(a)
Standard Life PLC	139,130	808,192		0	0	0	0	139,130	808,192

TOTAL UNITED KINGDOM		15,063,768			0		0		15,063,768

United States of America
A.O. Smith Corp.	6,000	356,580		0	0	0	0	6,000	356,580
Activision Blizzard, Inc.	63,900	4,122,189		0	0	0	0	63,900	4,122,189
Adobe Systems, Inc.	49,100	7,324,738	(a)	0	0	0	0	49,100	7,324,738	(a)
Agilent Technologies, Inc.	14,000	898,800		0	0	0	0	14,000	898,800
Alphabet, Inc. Class A	5,400	5,258,088	(a)	0	0	0	0	5,400	5,258,088	(a)
Amazon.com, Inc.	3,300	3,172,455		0	0	0	0	3,300	3,172,455
American Tower Corp.	21,200	2,897,616	(a)	0	0	0	0	21,200	2,897,616	(a)
Amgen, Inc.	31,900	5,947,755		0	0	0	0	31,900	5,947,755
Amphenol Corp. Class A	15,400	1,303,456		0	0	0	0	15,400	1,303,456
Apollo Global Management LLC Class A	29,000	872,900		0	0	0	0	29,000	872,900
Apple, Inc.	33,600	5,178,432		0	0	0	0	33,600	5,178,432
athenahealth, Inc.	2,300	286,028	(a)	0	0	0	0	2,300	286,028	(a)
Autoliv, Inc. (depositary receipt)	19,800	2,452,848		0	0	0	0	19,800	2,452,848
Bank of America Corp.	88,000	2,229,920		0	0	0	0	88,000	2,229,920
bluebird bio, Inc.	1,000	137,350	(a)	0	0	0	0	1,000	137,350	(a)
Boston Scientific Corp.	129,700	3,783,349	(a)	0	0	0	0	129,700	3,783,349	(a)
British American Tobacco PLC sponsored ADR	88,000	5,495,600		0	0	0	0	88,000	5,495,600
Caterpillar, Inc.	50,500	6,297,855		0	0	0	0	50,500	6,297,855
CBOE Holdings, Inc.	49,500	5,327,685		0	0	0	0	49,500	5,327,685
Charles Schwab Corp.	55,000	2,405,700		0	0	0	0	55,000	2,405,700
Chegg, Inc.	16,700	247,828	(a)(e)	0	0	0	0	16,700	247,828	(a)(f)
Copart, Inc.	6,000	206,220	(a)	0	0	0	0	6,000	206,220	(a)
Cummins, Inc.	2,000	336,060		0	0	0	0	2,000	336,060
Electronic Arts, Inc.	18,000	2,125,080	(a)	0	0	0	0	18,000	2,125,080	(a)
Facebook, Inc. Class A	16,100	2,751,007	(a)	0	0	0	0	16,100	2,751,007	(a)
FMC Corp.	35,000	3,125,850		0	0	0	0	35,000	3,125,850
Harris Corp.	5,000	658,400		0	0	0	0	5,000	658,400
Humana, Inc.	12,300	2,996,649		0	0	0	0	12,300	2,996,649
Intercept Pharmaceuticals, Inc.	13,100	760,324	(a)	0	0	0	0	13,100	760,324	(a)
Intuit, Inc.	25,300	3,596,142		0	0	0	0	25,300	3,596,142
Intuitive Surgical, Inc.	600	627,528	(a)	0	0	0	0	600	627,528	(a)
J.B. Hunt Transport Services, Inc.	3,000	333,240		0	0	0	0	3,000	333,240
Legg Mason, Inc.	11,000	432,410		0	0	0	0	11,000	432,410
LogMeIn, Inc.	5,200	572,260		0	0	0	0	5,200	572,260
Marriott International, Inc. Class A	13,500	1,488,510		0	0	0	0	13,500	1,488,510
MetLife, Inc.	7,000	363,650		0	0	0	0	7,000	363,650
Microsoft Corp.	73,000	5,437,770		0	0	0	0	73,000	5,437,770
Morgan Stanley	8,000	385,360		0	0	0	0	8,000	385,360
MSCI, Inc.	10,600	1,239,140		0	0	0	0	10,600	1,239,140
Netflix, Inc.	5,300	961,155	(a)	0	0	0	0	5,300	961,155	(a)
NVIDIA Corp.	4,000	715,080		0	0	0	0	4,000	715,080
Oracle Corp.	36,000	1,740,600		0	0	0	0	36,000	1,740,600
PayPal Holdings, Inc.	71,500	4,578,145	(a)	0	0	0	0	71,500	4,578,145	(a)
Phillips 66 Co.	15,000	1,374,150		0	0	0	0	15,000	1,374,150
Priceline Group, Inc.	220	402,780	(a)	0	0	0	0	220	402,780	(a)
Red Hat, Inc.	5,500	609,730	(a)	0	0	0	0	5,500	609,730	(a)
ResMed, Inc.	1,000	76,960		0	0	0	0	1,000	76,960
ResMed, Inc. CDI	30,157	230,401		0	0	0	0	30,157	230,401
Roku, Inc. Class A	4,300	114,122		0	0	0	0	4,300	114,122
S&P Global, Inc.	39,183	6,124,695		0	0	0	0	39,183	6,124,695
Sirius XM Holdings, Inc.	38,000	209,760		0	0	0	0	38,000	209,760
Spark Therapeutics, Inc.	1,500	133,740	(a)	0	0	0	0	1,500	133,740	(a)
Square, Inc.	70,000	2,016,700	(a)	0	0	0	0	70,000	2,016,700	(a)
T-Mobile U.S., Inc.	4,500	277,470	(a)	0	0	0	0	4,500	277,470	(a)

T. Rowe Price Group, Inc.		4,000	362,600			0	0		0	0		4,000	362,600
TD Ameritrade Holding Corp.		2,000	97,600			0	0		0	0		2,000	97,600
Thermo Fisher Scientific, Inc.		3,600	681,120			0	0		0	0		3,600	681,120
Union Pacific Corp.		6,000	695,820			0	0		0	0		6,000	695,820
United Rentals, Inc.		2,700	374,598	(a)		0	0		0	0		2,700	374,598	(a)
UnitedHealth Group, Inc.		18,900	3,701,565			0	0		0	0		18,900	3,701,565
Visa, Inc. Class A		14,400	1,515,456			0	0		0	0		14,400	1,515,456
Wal-Mart Stores, Inc.		10,000	781,400			0	0		0	0		10,000	781,400

TOTAL UNITED STATES OF AMERICA			121,208,419				0			0			121,208,419

TOTAL COMMON STOCKS			269,335,825				0			0			269,335,825

Nonconvertible Preferred Stocks –0.1%
Italy
Buzzi Unicem SpA (Risparmio Shares)		47,053	727,404			0	0		0	0		47,053	727,404

Spain
Grifols SA Class B		45,000	982,297			0	0		0	0		45,000	982,297

TOTAL NONCONVERTIBLE PREFERRED STOCKS			1,709,701				0			0			1,709,701

	Principal Amount(d)		Value		Principal Amount		Value	Principal Amount		Value	Principal Amount(e)		Value
Nonconvertible Bonds – 0.1%
France
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,181,116		EUR	0	0	EUR	0	0	EUR	1,100,000	1,181,116

United States of America
AT&T, Inc.:
2.35% 9/4/29		400,000	479,331			0	0		0	0		400,000	479,331
3.15% 9/4/36		425,000	506,097			0	0		0	0		425,000	506,097
Hess Corp. 4.3% 4/1/27		750,000	746,227			0	0		0	0		750,000	746,227
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	600,000	713,027		EUR	0	0	EUR	0	0	EUR	600,000	713,027

TOTAL UNITED STATES OF AMERICA			2,444,682				0			0			2,444,682

TOTAL NONCONVERTIBLE BONDS			3,625,798				0			0			3,625,798

U.S. Treasury Obligations – 1.9%
United States of America
U.S. Treasury Bonds 2.5% 2/15/46		7,050,000	6,553,195			0	0		0	0		7,050,000	6,553,195

U.S. Treasury Notes:
0.75% 8/31/18		9,600,000	9,546,750			0	0		0	0		9,600,000	9,546,750
1.25% 3/31/19		5,100,000	5,086,453			0	0		0	0		5,100,000	5,086,453
1.25% 3/31/21		16,350,000	16,080,480			0	0		0	0		16,350,000	16,080,480
1.625% 5/15/26		1,525,000	1,445,831			0	0		0	0		1,525,000	1,445,831
1.75% 5/15/22		10,300,000	10,242,063			0	0		0	0		10,300,000	10,242,063

TOTAL U.S. TREASURY NOTES			42,401,577				0			0			42,401,577

TOTAL U.S. TREASURY OBLIGATIONS			48,954,772				0			0			48,954,772

Foreign Government and Government Agency Obligations –3.7%
Italy
Buoni del Tesoro Poliennali:
2.2% 6/1/27		3,750,000	4,469,922			0	0		0	0		3,750,000	4,469,922
2.7% 3/1/47		1,000,000	1,056,529	(f)		0	0		0	0		1,000,000	1,056,529	(g)

TOTAL ITALY			5,526,451				0			0			5,526,451

Canada
Canadian Government:
0.5% 11/1/18		1,850,000	1,468,035			0	0		0	0		1,850,000	1,468,035
1% 6/1/27		250,000	181,166			0	0		0	0		250,000	181,166
3.5% 12/1/45		1,100,000	1,058,283			0	0		0	0		1,100,000	1,058,283

TOTAL CANADA			2,707,484				0			0			2,707,484

Netherlands
Dutch Government 0.5% 7/15/26(Reg. S)	EUR	5,850,000	6,960,654	(f)	EUR	0	0	EUR	0	0	EUR	5,850,000	6,960,654	(g)

France
French Government:
yield at date of purchase -0.644% to -0.269% 11/1/17 to 11/22/17		1,000,000	1,182,733			0	0		0	0		1,000,000	1,182,733
0% 2/25/20		10,300,000	12,316,853			0	0		0	0		10,300,000	12,316,853

2.25% 5/25/24		200,000	269,020			0	0			0	0			200,000	269,020
4% 4/25/18		11,700,000	14,185,966			0	0			0	0			11,700,000	14,185,966
4% 4/25/60		1,260,000	2,373,900			0	0			0	0			1,260,000	2,373,900

TOTAL FRANCE			30,328,472				0				0				30,328,472

Germany
German Federal Republic:
0% 3/15/19		1,800,000	2,150,702			0	0			0	0			1,800,000	2,150,702
0.25% 2/15/27		2,800,000	3,265,385			0	0			0	0			2,800,000	3,265,385
2.5% 8/15/46		400,000	615,626			0	0			0	0			400,000	615,626

TOTAL GERMANY			6,031,713				0				0				6,031,713

Ireland
Irish Republic:
1% 5/15/26(Reg. S)		700,000	844,963			0	0			0	0			700,000	844,963
2% 2/18/45 (Reg.S)		400,666	485,471			0	0			0	0			400,666	485,471

TOTAL IRELAND			1,330,434				0				0				1,330,434

Japan
Japan Government:
0.1% 6/20/26		180,000,000	1,610,474			0	0			0	0			180,000,000	1,610,474
0.4% 6/20/18		277,050,000	2,471,599			0	0			0	0			277,050,000	2,471,599
0.4% 3/20/56		375,000,000	2,664,941			0	0			0	0			375,000,000	2,664,941
0.9% 6/20/22		619,800,000	5,759,885			0	0			0	0			619,800,000	5,759,885
1.3% 6/20/20		672,450,000	6,205,544			0	0			0	0			672,450,000	6,205,544
1.3% 3/20/21		702,750,000	6,546,801			0	0			0	0			702,750,000	6,546,801
1.7% 9/20/32		755,000,000	8,070,398			0	0			0	0			755,000,000	8,070,398

TOTAL JAPAN			33,329,642				0				0				33,329,642

Spain
Spanish Kingdom 2.9% 10/31/46 (Reg. S)	EUR	1,350,000	1,611,388	(f)	EUR	0	0		EUR	0	0		EUR	1,350,000	1,611,388	(g)

United Kingdom
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18		4,625,000	6,239,978			0	0			0	0			4,625,000	6,239,978
1.75% 7/22/19 (Reg.S)		800,000	1,096,978			0	0			0	0			800,000	1,096,978
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	1,350,000	2,257,227		GBP	0	0		GBP	0	0		GBP	1,350,000	2,257,227

TOTAL UNITED KINGDOM			9,594,183				0				0				9,594,183

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			97,420,421				0				0				97,420,421

		Shares	Value			Shares	Value			Shares	Value			Shares	Value
Equity Funds – 3.9%
Fidelity Global Commodity Stock Fund		0	0			217,100	2,694,208	(c)		0	0			217,100	2,694,208	(c)
Fidelity Pacific Basin Fund		0	0			422,470	14,220,348	(c)		0	0			422,470	14,220,348	(c)
Fidelity Emerging Markets Fund		0	0			296,184	9,001,025	(c)		0	0			296,184	9,001,025	(c)
Fidelity Japan Smaller Companies Fund		0	0			495,910	9,025,562	(c)		0	0			495,910	9,025,562	(c)
Fidelity Contrafund		0	0			73,031	8,851,352	(c)		0	0			73,031	8,851,352	(c)
Fidelity Europe Fund		0	0			513,754	21,480,073	(c)		0	0			513,754	21,480,073	(c)
Fidelity Low-Priced Stock Fund		0	0			339,353	17,598,860	(c)		0	0			339,353	17,598,860	(c)
Fidelity Stock Selector All Cap Fund		0	0			412,215	17,758,207	(c)		0	0			412,215	17,758,207	(c)

TOTAL EQUITY FUNDS			0				100,629,635				0				100,629,635

Fixed Income Funds – 0.1%
Fidelity Long-Term Treasury Bond Index Fund Premium Class		0	0			266,417	3,482,076	(c)		0	0			266,417	3,482,076	(c)

Equity Central Funds – 43.4%
Fidelity Commodity Strategy Central Fund		927,851	6,003,196	(g)		0	0			6,070,112	39,273,627	(c)		6,997,963	45,276,823	(h)
Fidelity Consumer Discretionary Central Fund		0	0			0	0			259,314	73,580,418	(c)		259,314	73,580,418	(h)
Fidelity Consumer Staples Central Fund		0	0			0	0			222,135	51,770,881	(c)		222,135	51,770,881	(h)
Fidelity Emerging Markets Equity Central Fund		48,573	11,962,558	(g)		0	0			262,512	64,651,508	(c)		311,085	76,614,066	(h)
Fidelity Energy Central Fund		0	0			0	0			341,931	40,429,915	(c)		341,931	40,429,915	(h)
Fidelity Financials Central Fund		0	0			0	0			1,359,960	144,318,936	(c)		1,359,960	144,318,936	(h)
Fidelity Health Care Central Fund		0	0			0	0			258,147	103,297,465	(c)		258,147	103,297,465	(h)
Fidelity Industrials Central Fund		0	0			0	0			258,529	74,371,046	(c)		258,529	74,371,046	(h)
Fidelity Information Technology Central Fund		0	0			0	0			393,633	179,035,884	(c)		393,633	179,035,884	(h)
Fidelity International Equity Central Fund		0	0			0	0			3,095,969	270,773,437	(c)		3,095,969	270,773,437	(h)

Fidelity Materials Central Fund	0	0		0	0		92,562	24,104,062	(c)	92,562	24,104,062	(h)
Fidelity Real Estate Equity Central Fund	0	0		0	0		82,629	9,323,063	(c)	82,629	9,323,063	(h)
Fidelity Telecom Services Central Fund	0	0		0	0		85,317	16,978,997	(c)	85,317	16,978,997	(h)
Fidelity Utilities Central Fund	0	0		0	0		127,732	23,659,850	(c)	127,732	23,659,850	(h)

TOTAL EQUITY CENTRAL FUNDS		17,965,754			0			1,115,569,089			1,133,534,843

Fixed-Income Central Funds – 25.6%
High Yield Fixed-Income Funds
Fidelity Emerging Markets Debt Central Fund	0	0		0	0		962,756	9,926,013	(c)	962,756	9,926,013	(h)
Fidelity Floating Rate Central Fund	0	0		0	0		183,977	18,979,055	(c)	183,977	18,979,055	(h)
Fidelity High Income Central Fund 1	0	0		0	0		383,195	38,591,543	(c)	383,195	38,591,543	(h)

TOTAL HIGH YIELD FIXED-INCOME FUNDS		0			0			67,496,611			67,496,611

Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Index Central Fund	0	0		0	0		691,211	70,641,718	(c)	691,211	70,641,718	(h)
Fidelity Investment Grade Bond Central Fund	0	0		0	0		4,867,946	529,924,557	(c)	4,867,946	529,924,557	(h)

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		0			0			600,566,275			600,566,275

TOTAL FIXED-INCOME CENTRAL FUNDS		0			0			668,062,886			668,062,886

Investment Companies – 6.4%
Energy Select Sector SPDR ETF	0	0		51,930	3,556,166		0	0		51,930	3,556,166
iShares 3-7 Year Treasury Bond ETF	0	0		69,640	8,601,236		0	0		69,640	8,601,236
iShares 20+ Year Treasury Bond ETF	54,600	6,811,896		42,682	5,325,006		192,891	24,065,081		290,173	36,201,983
iShares 7-10 Year Treasury Bond ETF		0		80,790	8,605,751		0	0		80,790	8,605,751
iShares Barclays TIPS Bond ETF	83,792	9,517,095		75,930	8,624,129		0	0		159,722	18,141,224
iShares Core MSCI Emerging Markets ETF	0	0		163,600	8,837,672		409,881	22,141,772		573,481	30,979,444
iShares MSCI EAFE Index ETF	0	0		0	0		255,628	17,505,405		255,628	17,505,405
iShares MSCI Japan ETF	0	0		0	0		344,504	19,192,318		344,504	19,192,318
Market Vectors Gold Miners ETF	0	0		113,010	2,594,710		0	0		113,010	2,594,710
SPDR Barclays Capital International Treasury Bond ETF	0	0		243,960	6,852,836		0	0		243,960	6,852,836
SPDR DB International Government Inflation-Protected Bond ETF	165,286	9,472,541		0	0		0	0		165,286	9,472,541
Vanguard Total International Bond ETF		0		126,890	6,926,925		0	0		126,890	6,926,925

TOTAL INVESTMENT COMPANIES		25,801,532			59,924,431			82,904,576			168,630,539

Money Market Central Funds – 4.6%
Fidelity Cash Central Fund, 1.11%	10,065,718	10,067,731	(b)	9,487,161	9,549,546	(b)	68,457,259	68,470,951	(b)	88,010,138	88,088,228	(b)
Fidelity Money Market Central Fund, 1.41%	0	0		0	0		30,176,373	30,179,390	(b)	30,176,373	30,179,390	(b)
Fidelity Securities Lending Cash Central Fund 1.11%	2,697,204	2,697,743	(b)(c)	0	0		0	0		2,697,204	2,697,743	(b)(d)

TOTAL MONEY MARKET FUNDS		12,765,474			9,549,546			98,650,341			120,965,361

TOTAL INVESTMENT PORTFOLIO – 100.1%		477,579,277			173,585,688			1,965,186,892			2,616,351,857
NET OTHER ASSETS (LIABILITIES) – (0.1)%		(1,237,957)			(36,678)			(445,755)			(1,720,390)

NET ASSETS – 100%		$476,341,320			$173,549,010			$1,964,741,137			$2,614,631,467

Cost of Investments		$422,463,132			$166,807,725			$1,528,007,302			$2,117,278,159

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Assets & Liabilities

As of September 30, 2017 (Unaudited)

Fidelity Global Balanced Fund

            (Acquired Fund)

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Investment made with cash collaterial received from securities on loan.

(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,628,571 or 2.0% of net assets.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$54,713
Fidelity Commodity Strategy Central Fund	32,335
Fidelity Emerging Markets Equity Central Fund	153,873
Fidelity Security Lending Cash Central Fund	33,039

Total	$273,960

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,813,460	$36,794,412	$1,019,048	$—
Consumer Staples	17,552,802	13,311,575	4,241,227	—
Energy	5,381,794	5,381,794	—	—
Financials	45,121,397	42,858,504	2,262,893	—
Health Care	37,440,761	34,513,648	2,927,113	—
Industrials	33,204,153	30,971,743	2,232,410	—
Information Technology	68,574,708	63,184,889	5,389,819	—
Materials	13,377,958	12,939,414	438,544	—
Real Estate	8,559,788	8,559,788	—	—
Telecommunication Services	2,960,542	1,646,782	1,313,760	—
Utilities	1,058,163	1,058,163	—	—
Equity Central Funds	17,965,754	17,965,754	—	—
Money Market Central Funds	12,765,474	12,765,474	—	—
Investment Companies	25,801,532	25,801,532	—	—
Corporate Bonds	3,625,798	—	3,625,798	—
U.S. Government and Government Agency Obligations	48,954,772	—	48,954,772	—
Foreign Government and Government Agency Obligations	97,420,421	—	97,420,421	—

Total Investments in Securities:	$477,579,277	$307,753,472	$169,825,805	$—

Fidelity Global Strategies Fund

            (Acquired Fund)

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Affiliated Fund

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Advisor Value Strategies Fund	$103,701
Fidelity Capital Appreciation Fund	50,526
Fidelity Cash Central Fund	73,966
Fidelity Emerging Markets Fund	40,875
Fidelity Europe Fund	84,809
Fidelity Event Driven Opportunities Fund	13,759
Fidelity International Capital Appreciation Fund	52,517
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	861
Fidelity Japan Smaller Companies Fund	66,774
Fidelity Long Term Treasury Bond Index Fund	16,371
Fidelity Low Priced Stock Fund	1,285,852
Fidelity Mid-Cap Stock Fund	51,203
Fidelity Pacific Basin Fund	96,127
Fidelity Real Estate Income Fund	105,849
Fidelity Security Lending Cash Central Fund	157,780
Fidelity Value Discovery Fund	52,447

Total	$2,253,417

Consolidated Subsidiary
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd	$4,075,994	$—	$4,047,000	$60,487

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Central Funds	$9,486,153	$9,486,153	$—	$—
Investment Companies	59,924,431	59,924,431	—	—
Fixed-Income Funds	3,482,076	3,482,076	—	—
Equity Funds	100,693,028	100,693,028	—	—

Total Investments in Securities:	$173,585,688	$173,585,688	$—	$—

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Assets & Liabilities

As of September 30, 2017 (Unaudited)

Fidelity Asset Manager 60% Fund

              (Acquiring Fund)

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$389,860
Fidelity Commodity Strategy Central Fund	174,755
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	914,309
Fidelity Energy Central Fund	821,489
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund, 1.41%	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity Security Lending Cash Central Fund	2,993
Fidelity Telecom Services Central Fund	383,748
Fidelity Utilities Central Fund	549,291

Total	$33,522,080

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,115,569,089	$1,115,569,089	$—	$—
Fixed-Income Central Funds	668,062,886	668,062,886	—	—
Money Market Central Funds	98,650,341	98,650,341	—	—
Investment Companies	82,904,576	82,904,576	—	—

Total Investments in Securities:	$1,965,186,892	$1,965,186,892	$—	$—

Fidelity Asset Manager 60% Fund

           Pro Forma Combined

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Affiliated Fund

(d) Investment made with cash collaterial received from securities on loan.

(e) Amount is stated in United States dollars unless otherwise noted.

(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,628,571 or 0.4% of net assets.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Advisor Value Strategies Fund	$103,701
Fidelity Capital Appreciation Fund	50,526
Fidelity Cash Central Fund	518,539
Fidelity Commodity Strategy Central Fund	207,090
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Fund	40,875
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	1,068,182
Fidelity Energy Central Fund	821,489
Fidelity Europe Fund	84,809
Fidelity Event Driven Opportunities Fund	13,759
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	861
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund, 1.41%	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity International Capital Appreciation Fund	52,517
Fidelity Japan Smaller Companies Fund	66,774
Fidelity Long Term Treasury Bond Index Fund	16,371
Fidelity Low Priced Stock Fund	1,285,852
Fidelity Mid-Cap Stock Fund	51,203
Fidelity Pacific Basin Fund	96,127
Fidelity Real Estate Income Fund	105,849
Fidelity Security Lending Cash Central Fund	193,812
Fidelity Telecom Services Central Fund	383,748
Fidelity Value Discovery Fund	52,447
Fidelity Utilities Central Fund	549,291

Total	$36,049,457

Consolidated Subsidiary
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd	$4,075,994	$—	$4,047,000	$60,487

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,813,460	$36,794,412	$1,019,048	$—
Consumer Staples	17,552,802	13,311,575	4,241,227	—
Energy	5,381,794	5,381,794	—	—
Financials	45,121,397	42,858,504	2,262,893	—
Health Care	37,440,761	34,513,648	2,927,113	—
Industrials	33,204,153	30,971,743	2,232,410	—
Information Technology	68,574,708	63,184,889	5,389,819	—
Materials	13,377,958	12,939,414	438,544	—
Real Estate	8,559,788	8,559,788	—	—
Telecommunication Services	2,960,542	1,646,782	1,313,760	—
Utilities	1,058,163	1,058,163	—	—
Corporate Bonds	3,625,798	—	3,625,798	—
U.S. Government and Government Agency Obligations	48,954,772	—	48,954,772	—
Foreign Government and Government Agency Obligations	97,420,421	—	97,420,421	—
Equity Central Funds	1,133,534,843	1,133,534,843	—	—
Equity Funds	100,693,028	100,693,028	—	—
Fixed-Income Central Funds	668,062,886	668,062,886	—	—
Fixed-Income Funds	3,482,076	3,482,076	—	—
Money Market Central Funds	120,901,968	120,901,968	—	—
Investment Companies	168,630,539	168,630,539	—	—

Total Investments in Securities:	$2,616,351,857	$2,446,526,052	$169,825,805	$0

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Assets & Liabilities

As of September 30, 2017 (Unaudited)

Proposal #1 (a)

	Fidelity Global Balanced Fund (Acquired Fund)		Fidelity Asset Manager 60% (Acquiring Fund)	Combined	Adjustments	Fidelity Asset Manager 60% Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$459,613,523		$82,904,576	$542,518,099	$—	$542,518,099
Fidelity Central Funds	17,965,754		1,882,282,316	1,900,248,070	—	1,900,248,070
Receivable for investments sold	3,333,553		1,892,489	5,226,042	—	5,226,042
Receivable for fund shares sold	105,788		1,295,911	1,401,699	—	1,401,699
Dividends receivable	697,604		—	697,604	—	697,604
Distributions receivable from Fidelity Central Funds	4,363		62,235	66,598	—	66,598
Interest Receivable	607,918		—	607,918	—	607,918
Prepaid expenses	1,151		4,619	5,770	—	5,770
Other receivables	22,457		4,475	26,932	—	26,932

Total assets	482,352,111		1,968,446,621	2,450,798,732	—	2,450,798,732

Liabilities
Payable to custodian Bank	$1,739		$—	$1,739	$—	$1,739
Payable for investments purchased	2,626,325		7,826	2,634,151	—	2,634,151
Payable for fund shares redeemed	183,414		2,462,515	2,645,929	—	2,645,929
Accrued management fee	277,267		885,193	1,162,460	—	1,162,460
Distribution and service plan fees payable	—		51,911	51,911	—	51,911
Other affiliated payables	—		248,051	248,051	—	248,051
Other payables and accrued expenses	224,591	(b)	49,988	274,579	—	274,579
Collateral on securities loaned, at value	2,697,455		—	2,697,455	—	2,697,455

Total liabilities	6,010,791		3,705,484	9,716,275	—	9,716,275

Net Assets	$476,341,320		$1,964,741,137	$2,441,082,457	—	$2,441,082,457

Net Assets consist of:
Paid in capital	$400,499,197		$1,635,152,261	$2,035,651,458	—	$2,035,651,458
Undistributed net investment income (loss)	1,424,818		15,717,836	17,142,654	—	17,142,654
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	19,302,842		(123,308,550)	(104,005,708)	—	(104,005,708)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currency transactions	55,114,463		437,179,590	492,294,053	—	492,294,053

Net Assets	$476,341,320		$1,964,741,137	$2,441,082,457	—	$2,441,082,457

Book cost of respective Fund:	$422,463,132		$1,528,007,302	$1,950,470,434	—	$1,950,470,434

	Fidelity Global Balanced Fund (Acquired Fund)	Fidelity Asset Manager 60% (Acquiring Fund)	Combined	Pro Forma Adjustments		Fidelity Asset Manager 60% Pro Forma Combined
Net Asset Value
Class A
Net Assets	$41,993,658	$59,048,809	$101,042,467			$101,042,467
Offering price and redemption price per share	$24.99	$12.42	$12.42			$12.42
Shares outstanding	1,680,463	4,756,089		3,381,132	(c)	8,137,221
Maximum offering price per share (100/94.25 of $20.33)	$26.51	13.18	$13.18			$13.18
Class M
Net Assets	$14,704,097	$20,859,714	$35,563,811			$35,563,811
Offering price and redemption price per share	$24.71	$12.34	$12.34			$12.34
Shares outstanding	595,110	1,689,804		1,191,580	(c)	2,881,384
Maximum offering price per share (100/96.50 of $20.53)	25.61	12.79	$12.79			$12.79
Class C
Net Assets	$26,602,482	$37,384,313	$63,986,795			$63,986,795
Offering price and redemption price per share	$24.07	$12.18	$12.18			$12.18
Shares outstanding	1,105,141	3,068,469		2,184,112	(c)	5,252,581
Class I
Net Assets	$10,150,083	$26,423,276	$36,573,359			$36,573,359
Offering price and redemption price per share	$25.29	$12.48	$12.48			$12.48
Shares outstanding	401,318	2,117,765		813,308	(c)	2,931,073
Global Balanced Fund; Global Strategies Fund; Asset Manager 60%; Pro Forma Adjustments; Asset Manager 60% Pro Forma; respectively
Net Assets	$382,891,000	$1,821,025,025	$2,203,916,025			$2,203,916,025
Offering price and redemption price per share	$25.36	$12.47	$12.47			$12.47
Shares outstanding	15,095,730	145,994,226		30,704,972	(c)	176,699,198

(a)	Proposal #1 only.
(b)	Fidelity Global Balanced Fund’s estimated one time proxy costs of $46,000 not included in the Pro forma.
(c)	Reflects the conversion of the Acquired Funds Class Net Assets into the Acquiring Class.

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Operations

12 months ended September 30, 2017 (Unaudited)

	Fidelity Global Balanced Fund (Acquired Fund)	Fidelity Asset Manager 60% (Acquiring Fund)	Combined	Pro Forma Adjustments		Fidelity Asset Manager 60% Pro Forma Combined
Dividends Unaffiliated issuers	$5,016,968	$1,766,039	$6,783,007	$—		$6,783,007
Interest	1,733,097	136	1,733,233	—		1,733,233
Income from Fidelity Central Funds	273,960	33,522,080	33,796,040	—		33,796,040

Income before foreign taxes withheld	7,024,025	35,288,255	42,312,280	—		42,312,280
Less foreign taxes withheld	(252,044)	—	(252,044)	—		(252,044)

Total Income	6,771,981	35,288,255	42,060,236	—		42,060,236
Expenses
Management fee	3,293,120	9,586,074	12,879,194	(711,449	)(d)	12,167,745
Transfer agent fees	889,821	2,048,785	2,938,606	—		2,938,606
Distribution and service plan fees	433,779	584,102	1,017,881	—		1,017,881
Accounting and security lending fees	245,485	690,021	935,506	(78,327	)(e)	857,179
Custodian fees and expenses	139,962	5,680	145,642	(131,323	)(e)	14,319
Independent trustees’ compensation	1,885	6,668	8,553	—		8,553
Registration fees	83,789	141,059	224,848	—		224,848
Audit	153,547	41,281	194,828	(153,547	)(f)	41,281
Legal	9,146	4,444	13,590	—		13,590
Miscellaneous	4,350 (g)	13,320	17,670	—		17,670

Total expenses before reductions	5,254,884	13,121,434	18,376,318	(1,074,646)		17,301,672
Expenses reductions	(47,316)	(44,216)	(91,532)	4,366		(87,166)

Total expenses	5,207,568	13,077,218	18,284,786	(1,070,280)		17,214,506

Net investment income	1,564,413	22,211,037	23,775,450	1,070,280		24,845,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,950,187	5,375,416	27,325,603	—		27,325,603
Fidelity Central Funds	—	24,500,736	24,500,736	—		24,500,736
Foreign currency transactions	(49,761)	—	(49,761)	—		(49,761)
Capital gain distributions from Fidelity Central Funds	—	3,249,158	3,249,158	—		3,249,158

Total net realized gain (loss)	21,900,426	33,125,310	55,025,736	—		55,025,736
Change in net unrealized appreciation (depreciation) on:
Investment securities	9,248,179	6,701,839	15,950,018	—		15,950,018
Fidelity Central Funds	—	144,724,402	144,724,402	—		144,724,402
Assets and liabilities in foreign currencies	20,445	—	20,445	—		20,445
Futures contracts	—	—	—	—		—

Total change in net unrealized appreciation (depreciation)	9,268,624	151,426,241	160,694,865	—		160,694,865

Net Gain (Loss)	31,169,050	184,551,551	215,720,601	—		215,720,601
Net increase (decrease) in net assets resulting from operations	$32,733,463	$206,762,588	$239,496,051	$1,070,280		$240,566,331

(d)	Management fee adjustment reflects the Acquiring Fund’s management fee rate applied to the Pro Forma Combined fund’s average net assets.
(e)	Decrease in expenses based on elimination of redundant fees based on Pro Forma Combined fund’s average net assets
(f)	Decrease in expenses based on elimination of certain Fidelity Global Balanced Fund expense.
(g)	Fidelity Global Balanced Fund’s proxy related expenses, representing approximately $46,000 are excluded from the Pro Forma Combined fund analysis.

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Investments

As of September 30, 2017 (Unaudited)

	Fidelity Global Balanced Fund			Fidelity Asset Manager 60% Fund		Fidelity Asset Manager 60% Fund
	(Acquired Fund)			(Acquiring Fund)		Pro Forma Combined
Investments September 30, 2017 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 11.0%	Shares	Value		Shares	Value	Shares	Value
Australia
Abacus Property Group unit	75,257	$223,139		0	$0	75,257	$223,139
Amcor Ltd.	25,647	305,987		0	0	25,647	305,987
Arena (REIT) unit	156,658	282,630		0	0	156,658	282,630
Aub Group Ltd.	26,280	264,684		0	0	26,280	264,684
Australia & New Zealand Banking Group Ltd.	31,983	742,589		0	0	31,983	742,589
Bapcor Ltd.	53,726	220,828		0	0	53,726	220,828
Beacon Lighting Group Ltd.	165,667	197,523		0	0	165,667	197,523
BHP Billiton Ltd.	18,856	382,396		0	0	18,856	382,396
Blue Sky Alternative Investments Ltd.	39,766	343,117		0	0	39,766	343,117
BWX Ltd.	38,740	178,376		0	0	38,740	178,376
Commonwealth Bank of Australia	18,430	1,087,851		0	0	18,430	1,087,851
Corporate Travel Management Ltd.	13,889	238,154		0	0	13,889	238,154
CSL Ltd.	5,896	619,541		0	0	5,896	619,541
Hansen Technologies Ltd.	92,433	242,890		0	0	92,433	242,890
HUB24 Ltd.	44,273	272,613	(a)	0	0	44,273	272,613	(a)
Magellan Financial Group Ltd.	12,087	232,854		0	0	12,087	232,854
NIB Holdings Ltd.	62,580	281,764		0	0	62,580	281,764
realestate.com.au Ltd.	5,695	299,300		0	0	5,695	299,300
Reliance Worldwide Corp. Ltd.	84,264	260,421		0	0	84,264	260,421
SpeedCast International Ltd.	42,320	132,119		0	0	42,320	132,119
Sydney Airport unit	49,357	275,268		0	0	49,357	275,268
Vita Group Ltd.	55,854	74,261		0	0	55,854	74,261
Woodside Petroleum Ltd.	13,027	297,355		0	0	13,027	297,355

TOTAL AUSTRALIA		7,455,660			0		7,455,660

Austria
ams AG	4,900	355,223		0	0	4,900	355,223

Bailiwick of Guernsey
Amdocs Ltd.	8,000	514,560		0	0	8,000	514,560

Bailiwick of Jersey
Delphi Automotive PLC	1,500	147,600		0	0	1,500	147,600
Randgold Resources Ltd.	302	29,517		0	0	302	29,517
Wizz Air Holdings PLC	11,000	421,711	(a)	0	0	11,000	421,711	(a)

TOTAL BAILIWICK OF JERSEY		598,828			0		598,828

Bermuda
Dairy Farm International Holdings Ltd.	24,600	189,174		0	0	24,600	189,174
Hongkong Land Holdings Ltd.	37,400	269,280		0	0	37,400	269,280
Man Wah Holdings Ltd.	96,800	86,743		0	0	96,800	86,743
Tai Cheung Holdings Ltd.	99,000	102,402		0	0	99,000	102,402
Vostok Emerging Finance Ltd. (depository receipt)	3,064,486	681,005	(a)	0	0	3,064,486	681,005	(a)
Vostok New Ventures Ltd. (depositary receipt)	222,461	1,700,229	(a)	0	0	222,461	1,700,229	(a)

TOTAL BERMUDA		3,028,833			0		3,028,833

Brazil
Banco do Brasil SA	5,000	55,097		0	0	5,000	55,097
Itau Unibanco Holding SA	5,000	60,622		0	0	5,000	60,622

TOTAL BRAZIL		115,719			0		115,719

Canada
Agnico Eagle Mines Ltd. (Canada)	1,080	48,809		0	0	1,080	48,809
Agrium, Inc.	1,230	131,818		0	0	1,230	131,818
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,460	112,181		0	0	2,460	112,181
Allied Properties (REIT)	1,120	35,761		0	0	1,120	35,761
ARC Resources Ltd.	2,370	32,651		0	0	2,370	32,651
AutoCanada, Inc.	260	4,961		0	0	260	4,961
Bank of Nova Scotia	1,560	100,270		0	0	1,560	100,270
Barrick Gold Corp.	1,580	25,427		0	0	1,580	25,427
Brookfield Asset Management, Inc. Class A	1,170	48,310		0	0	1,170	48,310
Canadian Energy Services & Technology Corp.	6,000	30,343		0	0	6,000	30,343
Canadian National Railway Co.	1,900	157,421		0	0	1,900	157,421
Canadian Natural Resources Ltd.	3,050	102,151		0	0	3,050	102,151
Canadian Pacific Railway Ltd.	880	147,810		0	0	880	147,810
Cara Operations Ltd.	830	16,224		0	0	830	16,224
CCL Industries, Inc. Class B	930	45,004		0	0	930	45,004
Cenovus Energy, Inc.	5,360	53,740		0	0	5,360	53,740
CGI Group, Inc. Class A (sub. vtg.)	1,630	84,521	(a)	0	0	1,630	84,521	(a)
CI Financial Corp.	2,020	44,180		0	0	2,020	44,180
Cogeco Communications, Inc.	420	30,974		0	0	420	30,974
Constellation Software, Inc.	110	60,013		0	0	110	60,013
Corus Entertainment, Inc. Class B (non-vtg.)	1,490	15,500		0	0	1,490	15,500
Detour Gold Corp.	1,420	15,660	(a)	0	0	1,420	15,660	(a)
Enbridge, Inc.	4,020	167,920		0	0	4,020	167,920
Fairfax India Holdings Corp.	330	5,825	(a)	0	0	330	5,825	(a)
First Quantum Minerals Ltd.	221,000	2,481,435		0	0	221,000	2,481,435
Franco-Nevada Corp.	1,000	77,467		0	0	1,000	77,467
George Weston Ltd.	960	83,594		0	0	960	83,594
Hydro One Ltd.	1,930	35,143		0	0	1,930	35,143
Imperial Oil Ltd.	880	28,112		0	0	880	28,112
Intact Financial Corp.	680	56,171		0	0	680	56,171
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,270	24,733		0	0	1,270	24,733
Labrador Iron Ore Royalty Corp.	600	9,521		0	0	600	9,521
Lundin Mining Corp.	6,750	46,307		0	0	6,750	46,307
Magna International, Inc. Class A (sub. vtg.)	250	13,342		0	0	250	13,342
Manulife Financial Corp.	8,770	177,895		0	0	8,770	177,895
Metro, Inc. Class A (sub. vtg.)	1,100	37,829		0	0	1,100	37,829
North West Co., Inc.	1,430	34,279		0	0	1,430	34,279
NuVista Energy Ltd.	3,610	21,844	(a)	0	0	3,610	21,844	(a)
Open Text Corp.	1,620	52,271		0	0	1,620	52,271
Park Lawn Corp.	150	2,308		0	0	150	2,308
Pason Systems, Inc.	680	10,235		0	0	680	10,235
Peyto Exploration & Development Corp.	1,120	18,311		0	0	1,120	18,311
Power Corp. of Canada (sub. vtg.)	4,330	110,042		0	0	4,330	110,042
PrairieSky Royalty Ltd.	69,678	1,783,064	(e)	0	0	69,678	1,783,064	(e)
Premier Gold Mines Ltd.	5,760	16,480	(a)	0	0	5,760	16,480	(a)
Quebecor, Inc. Class B (sub. vtg.)	1,040	39,083		0	0	1,040	39,083
Raging River Exploration, Inc.	3,240	20,436	(a)	0	0	3,240	20,436	(a)
Rogers Communications, Inc. Class B (non-vtg.)	2,830	145,928		0	0	2,830	145,928
Royal Bank of Canada	5,780	447,206		0	0	5,780	447,206
ShawCor Ltd. Class A	1,030	22,792		0	0	1,030	22,792
Sleep Country Canada Holdings, Inc.	560	16,193		0	0	560	16,193

Stantec, Inc.	1,200	33,305		0	0	1,200	33,305
Suncor Energy, Inc.	8,082	283,251		0	0	8,082	283,251
TELUS Corp.	3,450	124,092		0	0	3,450	124,092
The Toronto-Dominion Bank	7,610	428,453		0	0	7,610	428,453
TMX Group Ltd.	690	38,986		0	0	690	38,986
Torex Gold Resources, Inc.	1,082	16,953	(a)	0	0	1,082	16,953	(a)
Toromont Industries Ltd.	770	35,311		0	0	770	35,311
TransForce, Inc.	1,040	26,805		0	0	1,040	26,805
Western Forest Products, Inc.	20,210	43,246		0	0	20,210	43,246
Wheaton Precious Metals Corp.	2,140	40,819		0	0	2,140	40,819

TOTAL CANADA		8,400,716			0		8,400,716

Cayman Islands					0
Alibaba Group Holding Ltd. sponsored ADR	17,553	3,031,579	(a)	0	0	17,553	3,031,579	(a)
CK Hutchison Holdings Ltd.	36,500	466,553		0	0	36,500	466,553
Herbalife Ltd.	2,000	135,660	(a)	0	0	2,000	135,660	(a)
International Housewares Retail Co. Ltd.	981,000	187,118		0	0	981,000	187,118
JD.com, Inc. sponsored ADR	54,000	2,062,800	(a)	0	0	54,000	2,062,800	(a)
SITC International Holdings Co. Ltd.	176,000	159,517		0	0	176,000	159,517
Tencent Holdings Ltd.	13,100	572,741		0	0	13,100	572,741

TOTAL CAYMAN ISLANDS		6,615,968			0		6,615,968

China
Shenzhen Expressway Co. (H Shares)	156,000	151,375		0	0	156,000	151,375

Denmark
A.P. Moller - Maersk A/S Series B	781	1,483,543		0	0	781	1,483,543
Novozymes A/S Series B	16,700	856,982		0	0	16,700	856,982

TOTAL DENMARK		2,340,525			0		2,340,525

France
Amundi SA	240	19,947		0	0	240	19,947
Capgemini SA	14,400	1,687,640		0	0	14,400	1,687,640
Kering SA	1,500	597,539		0	0	1,500	597,539
Rubis	9,800	624,651		0	0	9,800	624,651
Thales SA	12,900	1,460,311		0	0	12,900	1,460,311
The Vicat Group	8,400	640,949		0	0	8,400	640,949
Wendel SA	9,100	1,474,013		0	0	9,100	1,474,013

TOTAL FRANCE		6,505,050			0		6,505,050

Germany
adidas AG	28,600	6,469,768		0	0	28,600	6,469,768
Bayer AG	200	27,321		0	0	200	27,321
Bertrandt AG	6,600	664,450		0	0	6,600	664,450
CompuGroup Medical AG	8,000	453,093		0	0	8,000	453,093
CTS Eventim AG	21,940	957,628		0	0	21,940	957,628
Fresenius Medical Care AG & Co. KGaA	9,400	919,004		0	0	9,400	919,004
LEG Immobilien AG	16,193	1,638,065		0	0	16,193	1,638,065
MTU Aero Engines Holdings AG	7,600	1,212,180		0	0	7,600	1,212,180
SAP SE	34,517	3,784,625		0	0	34,517	3,784,625
Vonovia SE	21,500	914,791		0	0	21,500	914,791

TOTAL GERMANY		17,040,925			0		17,040,925

Hong Kong
AIA Group Ltd.	133,000	980,695		0	0	133,000	980,695
Hang Seng Bank Ltd.	15,900	387,547		0	0	15,900	387,547
Power Assets Holdings Ltd.	46,000	398,369		0	0	46,000	398,369
Techtronic Industries Co. Ltd.	35,500	189,507		0	0	35,500	189,507

TOTAL HONG KONG		1,956,118			0		1,956,118

India
Bharat Petroleum Corp. Ltd.	22,500	162,368		0	0	22,500	162,368
HDFC Bank Ltd. sponsored ADR	8,000	770,960		0	0	8,000	770,960
Petronet LNG Ltd.	30,000	106,201		0	0	30,000	106,201
Reliance Industries Ltd.	72,500	866,870		0	0	72,500	866,870

TOTAL INDIA		1,906,399			0		1,906,399

Ireland
Alkermes PLC	51,300	2,608,092	(a)	0	0	51,300	2,608,092	(a)
Allied Irish Banks PLC	23,264	139,816		0	0	23,264	139,816
CRH PLC	700	26,631		0	0	700	26,631
DCC PLC (United Kingdom)	8,900	864,039		0	0	8,900	864,039
Paddy Power Betfair PLC (Ireland)	15,000	1,496,640		0	0	15,000	1,496,640
Ryanair Holdings PLC sponsored ADR	8,082	852,004	(a)	0	0	8,082	852,004	(a)
United Drug PLC (United Kingdom)	75,117	855,079		0	0	75,117	855,079

TOTAL IRELAND		6,842,301			0		6,842,301

Israel
Sarine Technologies Ltd.	181,000	156,121		0	0	181,000	156,121
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,000	123,200		0	0	7,000	123,200

TOTAL ISRAEL		279,321			0		279,321

Italy
Banca Generali SpA	22,200	770,091		0	0	22,200	770,091
Buzzi Unicem SpA	25,900	699,160		0	0	25,900	699,160
Prada SpA	320,200	1,114,937		0	0	320,200	1,114,937
UniCredit SpA	116,100	2,472,679	(a)	0	0	116,100	2,472,679	(a)

TOTAL ITALY		5,056,867			0		5,056,867

Japan
Bank of Kyoto Ltd.	5,600	284,666		0	0	5,600	284,666
Chikaranomoto Holdings Co. Ltd.	18,000	189,718	(e)	0	0	18,000	189,718	(e)
Chugai Pharmaceutical Co. Ltd.	8,200	340,315		0	0	8,200	340,315
Daikin Industries Ltd.	4,500	455,699		0	0	4,500	455,699
Daito Trust Construction Co. Ltd.	3,500	637,636		0	0	3,500	637,636
Dentsu, Inc.	10,500	460,964		0	0	10,500	460,964
Disco Corp.	2,300	467,869		0	0	2,300	467,869
East Japan Railway Co.	9,000	830,615		0	0	9,000	830,615
Eiken Chemical Co. Ltd.	15,200	591,655		0	0	15,200	591,655
Funai Soken Holdings, Inc.	12,000	369,518		0	0	12,000	369,518
Hoya Corp.	18,700	1,009,576		0	0	18,700	1,009,576
Hulic Co. Ltd.	37,900	371,506		0	0	37,900	371,506
Japan Meat Co. Ltd.	25,200	394,152		0	0	25,200	394,152
Kao Corp.	14,000	823,639		0	0	14,000	823,639
Keyence Corp.	2,500	1,327,483		0	0	2,500	1,327,483
Kirindo Holdings Co. Ltd.	7,300	85,764		0	0	7,300	85,764
Kyushu Railway Co.	1,500	44,590		0	0	1,500	44,590
Misumi Group, Inc.	21,100	555,604		0	0	21,100	555,604
Mitsubishi Pencil Co. Ltd.	4,200	105,369		0	0	4,200	105,369
Mitsui Fudosan Co. Ltd.	19,200	416,334		0	0	19,200	416,334
Money Forward, Inc.	5,500	150,789		0	0	5,500	150,789
Morinaga & Co. Ltd.	8,500	472,873		0	0	8,500	472,873
Nakanishi, Inc.	13,060	590,761		0	0	13,060	590,761
Nidec Corp.	6,900	847,438		0	0	6,900	847,438

Nifco, Inc.	5,800	354,108		0	0	5,800	354,108
Nihon Parkerizing Co. Ltd.	19,000	303,932		0	0	19,000	303,932
Nintendo Co. Ltd.	2,800	1,032,453		0	0	2,800	1,032,453
Nissan Chemical Industries Co. Ltd.	10,300	362,479		0	0	10,300	362,479
Nitori Holdings Co. Ltd.	7,100	1,015,232		0	0	7,100	1,015,232
NTT DOCOMO, Inc.	32,500	742,424		0	0	32,500	742,424
Olympus Corp.	14,200	480,800		0	0	14,200	480,800
Open House Co. Ltd.	17,200	600,720		0	0	17,200	600,720
ORIX Corp.	58,400	941,718		0	0	58,400	941,718
PALTAC Corp.	14,200	553,361		0	0	14,200	553,361
Panasonic Corp.	65,100	944,730		0	0	65,100	944,730
PeptiDream, Inc.	12,300	379,302	(a)(e)	0	0	12,300	379,302	(a)(e)
Pilot Corp.	11,200	535,490		0	0	11,200	535,490
Rakuten, Inc.	51,600	562,659		0	0	51,600	562,659
Renesas Electronics Corp.	33,400	363,905	(a)	0	0	33,400	363,905	(a)
Santen Pharmaceutical Co. Ltd.	36,300	571,961		0	0	36,300	571,961
Seven & i Holdings Co. Ltd.	19,200	741,782		0	0	19,200	741,782
Shionogi & Co. Ltd.	4,600	251,452		0	0	4,600	251,452
SK Kaken Co. Ltd.	5,300	432,384		0	0	5,300	432,384
SMC Corp.	1,800	634,899		0	0	1,800	634,899
SMS Co., Ltd.	17,800	567,101		0	0	17,800	567,101
SoftBank Corp.	16,200	1,313,760		0	0	16,200	1,313,760
Sosei Group Corp.	1,000	84,426	(a)	0	0	1,000	84,426	(a)
Start Today Co. Ltd.	33,500	1,061,342		0	0	33,500	1,061,342
Subaru Corp.	24,600	887,589		0	0	24,600	887,589
Sundrug Co. Ltd.	16,000	662,608		0	0	16,000	662,608
The Suruga Bank Ltd.	37,700	812,799		0	0	37,700	812,799
Tokyo Century Corp.	8,200	368,736		0	0	8,200	368,736
Toshiba Plant Systems & Services Corp.	19,200	322,830		0	0	19,200	322,830
Toto Ltd.	20,200	850,904		0	0	20,200	850,904
Tsuruha Holdings, Inc.	5,000	597,645		0	0	5,000	597,645
Welcia Holdings Co. Ltd.	14,000	526,905		0	0	14,000	526,905

TOTAL JAPAN		31,686,969			0		31,686,969

Korea (South)
LG Chemical Ltd.	1,200	410,787		0	0	1,200	410,787

Luxembourg
B&M European Value Retail S.A.	192,663	1,000,661		0	0	192,663	1,000,661
Samsonite International SA	59,700	256,023		0	0	59,700	256,023

TOTAL LUXEMBOURG		1,256,684			0		1,256,684

Malta
Kambi Group PLC	61,000	591,659	(a)	0	0	61,000	591,659	(a)

Multi-National
HKT Trust/HKT Ltd. unit	185,000	224,749		0	0	185,000	224,749

Netherlands
Intertrust NV	118,900	1,930,853		0	0	118,900	1,930,853
Koninklijke Philips Electronics NV	24,200	998,491		0	0	24,200	998,491
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	30,500	1,802,883		0	0	30,500	1,802,883
(NY Reg.)	23,000	1,357,920		0	0	23,000	1,357,920

TOTAL NETHERLANDS		6,090,147			0		6,090,147

New Zealand
Fisher & Paykel Healthcare Corp.	5,000	46,155		0	0	5,000	46,155
Ryman Healthcare Group Ltd.	28,697	192,147		0	0	28,697	192,147

TOTAL NEW ZEALAND		238,302			0		238,302

Norway
Schibsted ASA (A Shares)	81,200	2,092,064		0	0	81,200	2,092,064

Singapore
Broadcom Ltd.	2,900	703,366		0	0	2,900	703,366
Wing Tai Holdings Ltd.	106,700	169,908		0	0	106,700	169,908

TOTAL SINGAPORE		873,274			0		873,274

Spain
Amadeus IT Holding SA Class A	17,100	1,111,375		0	0	17,100	1,111,375
Grifols SA	28,800	839,054		0	0	28,800	839,054
Prosegur Cash SA	392,300	1,180,013		0	0	392,300	1,180,013

TOTAL SPAIN		3,130,442			0		3,130,442

Sweden
AF AB (B Shares)	7,700	179,811		0	0	7,700	179,811
Dometic Group AB	169,100	1,437,731		0	0	169,100	1,437,731
Essity AB Class B	42,200	1,148,144		0	0	42,200	1,148,144
Getinge AB (B Shares)	151,071	2,832,268		0	0	151,071	2,832,268
H&M Hennes & Mauritz AB (B Shares)	2,861	74,318		0	0	2,861	74,318
Indutrade AB	62,400	1,646,400		0	0	62,400	1,646,400
Investor AB (B Shares)	42,007	2,074,846		0	0	42,007	2,074,846
Nobia AB	33,700	335,970		0	0	33,700	335,970
Pandox AB	28,655	545,665		0	0	28,655	545,665
Securitas AB (B Shares)	160,700	2,691,191		0	0	160,700	2,691,191
Svenska Cellulosa AB (SCA) (B Shares)	204,400	1,731,587		0	0	204,400	1,731,587

TOTAL SWEDEN		14,697,931			0		14,697,931

Switzerland
ABB Ltd. (Reg.)	27,700	684,965		0	0	27,700	684,965
EDAG Engineering Group AG	15,700	244,937		0	0	15,700	244,937
Swatch Group AG (Bearer)	4,030	1,676,340		0	0	4,030	1,676,340

TOTAL SWITZERLAND		2,606,242			0		2,606,242

United Kingdom
British American Tobacco PLC (United Kingdom)	27,100	1,696,562		0	0	27,100	1,696,562
Bunzl PLC	22,285	676,969		0	0	22,285	676,969
Dechra Pharmaceuticals PLC	50,600	1,383,202		0	0	50,600	1,383,202
Diploma PLC	63,800	909,635		0	0	63,800	909,635
Essentra PLC	46,325	342,967		0	0	46,325	342,967
Fever-Tree Drinks PLC	5,000	146,529		0	0	5,000	146,529
Imperial Tobacco Group PLC	529	22,570		0	0	529	22,570
International Personal Finance PLC	290,057	816,220		0	0	290,057	816,220
Micro Focus International PLC	30,045	961,013		0	0	30,045	961,013
NCC Group Ltd.	689,400	2,000,018	(e)	0	0	689,400	2,000,018	(e)
Prudential PLC	94,561	2,262,893		0	0	94,561	2,262,893
Rolls-Royce Holdings PLC	130,100	1,547,445		0	0	130,100	1,547,445
Standard Chartered PLC (United Kingdom)	149,893	1,489,553	(a)	0	0	149,893	1,489,553	(a)
Standard Life PLC	139,130	808,192		0	0	139,130	808,192

TOTAL UNITED KINGDOM		15,063,768			0		15,063,768

United States of America
A.O. Smith Corp.	6,000	356,580		0	0	6,000	356,580

Activision Blizzard, Inc.	63,900	4,122,189		0	0	63,900	4,122,189
Adobe Systems, Inc.	49,100	7,324,738	(a)	0	0	49,100	7,324,738	(a)
Agilent Technologies, Inc.	14,000	898,800		0	0	14,000	898,800
Alphabet, Inc. Class A	5,400	5,258,088	(a)	0	0	5,400	5,258,088	(a)
Amazon.com, Inc.	3,300	3,172,455		0	0	3,300	3,172,455
American Tower Corp.	21,200	2,897,616	(a)	0	0	21,200	2,897,616	(a)
Amgen, Inc.	31,900	5,947,755		0	0	31,900	5,947,755
Amphenol Corp. Class A	15,400	1,303,456		0	0	15,400	1,303,456
Apollo Global Management LLC Class A	29,000	872,900		0	0	29,000	872,900
Apple, Inc.	33,600	5,178,432		0	0	33,600	5,178,432
athenahealth, Inc.	2,300	286,028	(a)	0	0	2,300	286,028	(a)
Autoliv, Inc. (depositary receipt)	19,800	2,452,848		0	0	19,800	2,452,848
Bank of America Corp.	88,000	2,229,920		0	0	88,000	2,229,920
bluebird bio, Inc.	1,000	137,350	(a)	0	0	1,000	137,350	(a)
Boston Scientific Corp.	129,700	3,783,349	(a)	0	0	129,700	3,783,349	(a)
British American Tobacco PLC sponsored ADR	88,000	5,495,600		0	0	88,000	5,495,600
Caterpillar, Inc.	50,500	6,297,855		0	0	50,500	6,297,855
CBOE Holdings, Inc.	49,500	5,327,685		0	0	49,500	5,327,685
Charles Schwab Corp.	55,000	2,405,700		0	0	55,000	2,405,700
Chegg, Inc.	16,700	247,828	(a)(e)	0	0	16,700	247,828	(a)(e)
Copart, Inc.	6,000	206,220	(a)	0	0	6,000	206,220	(a)
Cummins, Inc.	2,000	336,060		0	0	2,000	336,060
Electronic Arts, Inc.	18,000	2,125,080	(a)	0	0	18,000	2,125,080	(a)
Facebook, Inc. Class A	16,100	2,751,007	(a)	0	0	16,100	2,751,007	(a)
FMC Corp.	35,000	3,125,850		0	0	35,000	3,125,850
Harris Corp.	5,000	658,400		0	0	5,000	658,400
Humana, Inc.	12,300	2,996,649		0	0	12,300	2,996,649
Intercept Pharmaceuticals, Inc.	13,100	760,324	(a)	0	0	13,100	760,324	(a)
Intuit, Inc.	25,300	3,596,142		0	0	25,300	3,596,142
Intuitive Surgical, Inc.	600	627,528	(a)	0	0	600	627,528	(a)
J.B. Hunt Transport Services, Inc.	3,000	333,240		0	0	3,000	333,240
Legg Mason, Inc.	11,000	432,410		0	0	11,000	432,410
LogMeIn, Inc.	5,200	572,260		0	0	5,200	572,260
Marriott International, Inc. Class A	13,500	1,488,510		0	0	13,500	1,488,510
MetLife, Inc.	7,000	363,650		0	0	7,000	363,650
Microsoft Corp.	73,000	5,437,770		0	0	73,000	5,437,770
Morgan Stanley	8,000	385,360		0	0	8,000	385,360
MSCI, Inc.	10,600	1,239,140		0	0	10,600	1,239,140
Netflix, Inc.	5,300	961,155	(a)	0	0	5,300	961,155	(a)
NVIDIA Corp.	4,000	715,080		0	0	4,000	715,080
Oracle Corp.	36,000	1,740,600		0	0	36,000	1,740,600
PayPal Holdings, Inc.	71,500	4,578,145	(a)	0	0	71,500	4,578,145	(a)
Phillips 66 Co.	15,000	1,374,150		0	0	15,000	1,374,150
Priceline Group, Inc.	220	402,780	(a)	0	0	220	402,780	(a)
Red Hat, Inc.	5,500	609,730	(a)	0	0	5,500	609,730	(a)
ResMed, Inc.	1,000	76,960		0	0	1,000	76,960
ResMed, Inc. CDI	30,157	230,401		0	0	30,157	230,401
Roku, Inc. Class A	4,300	114,122		0	0	4,300	114,122
S&P Global, Inc.	39,183	6,124,695		0	0	39,183	6,124,695
Sirius XM Holdings, Inc.	38,000	209,760		0	0	38,000	209,760
Spark Therapeutics, Inc.	1,500	133,740	(a)	0	0	1,500	133,740	(a)
Square, Inc.	70,000	2,016,700	(a)	0	0	70,000	2,016,700	(a)
T-Mobile U.S., Inc.	4,500	277,470	(a)	0	0	4,500	277,470	(a)
T. Rowe Price Group, Inc.	4,000	362,600		0	0	4,000	362,600
TD Ameritrade Holding Corp.	2,000	97,600		0	0	2,000	97,600
Thermo Fisher Scientific, Inc.	3,600	681,120		0	0	3,600	681,120
Union Pacific Corp.	6,000	695,820		0	0	6,000	695,820

United Rentals, Inc.		2,700	374,598	(a)		0	0		2,700	374,598	(a)
UnitedHealth Group, Inc.		18,900	3,701,565			0	0		18,900	3,701,565
Visa, Inc. Class A		14,400	1,515,456			0	0		14,400	1,515,456
Wal-Mart Stores, Inc.		10,000	781,400			0	0		10,000	781,400

TOTAL UNITED STATES OF AMERICA			121,208,419				0			121,208,419

TOTAL COMMON STOCKS			269,335,825				0			269,335,825

Nonconvertible Preferred Stocks – 0.1%
Italy
Buzzi Unicem SpA (Risparmio Shares)		47,053	727,404			0	0		47,053	727,404

Spain
Grifols SA Class B		45,000	982,297			0	0		45,000	982,297

TOTAL NONCONVERTIBLE PREFERRED STOCKS			1,709,701				0			1,709,701

		Principal Amount (d)	Value			Principal Amount	Value		Principal Amount (d)	Value
Nonconvertible Bonds – 0.1%
France
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,181,116		EUR	0	0	EUR	1,100,000	1,181,116

United States of America
AT&T, Inc.:
2.35% 9/4/29		400,000	479,331			0	0		400,000	479,331
3.15% 9/4/36		425,000	506,097			0	0		425,000	506,097
Hess Corp. 4.3% 4/1/27		750,000	746,227			0	0		750,000	746,227
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	600,000	713,027		EUR	0	0	EUR	600,000	713,027

TOTAL UNITED STATES OF AMERICA			2,444,682				0			2,444,682

TOTAL NONCONVERTIBLE BONDS			3,625,798				0			3,625,798

U.S. Treasury Obligations – 2.0%
United States of America
U.S. Treasury Bonds 2.5% 2/15/46		7,050,000	6,553,195			0	0		7,050,000	6,553,195

U.S. Treasury Notes:
0.75% 8/31/18		9,600,000	9,546,750			0	0		9,600,000	9,546,750
1.25% 3/31/19		5,100,000	5,086,453			0	0		5,100,000	5,086,453
1.25% 3/31/21		16,350,000	16,080,480			0	0		16,350,000	16,080,480
1.625% 5/15/26		1,525,000	1,445,831			0	0		1,525,000	1,445,831
1.75% 5/15/22		10,300,000	10,242,063			0	0		10,300,000	10,242,063

TOTAL U.S. TREASURY NOTES			42,401,577				0			42,401,577

TOTAL U.S. TREASURY OBLIGATIONS			48,954,772				0			48,954,772

Foreign Government and Government Agency Obligations – 4.0%
Italy
Buoni del Tesoro Poliennali:
2.2% 6/1/27		3,750,000	4,469,922			0	0		3,750,000	4,469,922
2.7% 3/1/47		1,000,000	1,056,529	(f)		0	0		1,000,000	1,056,529	(f)

TOTAL ITALY			5,526,451				0			5,526,451

Canada
Canadian Government:
0.5% 11/1/18		1,850,000	1,468,035			0	0		1,850,000	1,468,035
1% 6/1/27		250,000	181,166			0	0		250,000	181,166
3.5% 12/1/45		1,100,000	1,058,283			0	0		1,100,000	1,058,283

TOTAL CANADA			2,707,484				0			2,707,484

Netherlands
Dutch Government 0.5% 7/15/26(Reg. S)	EUR	5,850,000	6,960,654	(f)	EUR	0	0	EUR	5,850,000	6,960,654	(f)

France
French Government:
yield at date of purchase -0.644% to -0.269% 11/1/17 to 11/22/17		1,000,000	1,182,733			0	0			1,000,000	1,182,733
0% 2/25/20		10,300,000	12,316,853			0	0			10,300,000	12,316,853
2.25% 5/25/24		200,000	269,020			0	0			200,000	269,020
4% 4/25/18		11,700,000	14,185,966			0	0			11,700,000	14,185,966
4% 4/25/60		1,260,000	2,373,900			0	0			1,260,000	2,373,900

TOTAL FRANCE			30,328,472				0				30,328,472

Germany
German Federal Republic:
0% 3/15/19		1,800,000	2,150,702			0	0			1,800,000	2,150,702
0.25% 2/15/27		2,800,000	3,265,385			0	0			2,800,000	3,265,385
2.5% 8/15/46		400,000	615,626			0	0			400,000	615,626

TOTAL GERMANY			6,031,713				0				6,031,713

Ireland
Irish Republic:
1% 5/15/26 (Reg. S)		700,000	844,963			0	0			700,000	844,963
2% 2/18/45 (Reg. S)		400,666	485,471			0	0			400,666	485,471

TOTAL IRELAND			1,330,434				0				1,330,434

Japan
Japan Government:
0.1% 6/20/26		180,000,000	1,610,474			0	0			180,000,000	1,610,474
0.4% 6/20/18		277,050,000	2,471,599			0	0			277,050,000	2,471,599
0.4% 3/20/56		375,000,000	2,664,941			0	0			375,000,000	2,664,941
0.9% 6/20/22		619,800,000	5,759,885			0	0			619,800,000	5,759,885
1.3% 6/20/20		672,450,000	6,205,544			0	0			672,450,000	6,205,544
1.3% 3/20/21		702,750,000	6,546,801			0	0			702,750,000	6,546,801
1.7% 9/20/32		755,000,000	8,070,398			0	0			755,000,000	8,070,398

TOTAL JAPAN			33,329,642				0				33,329,642

Spain
Spanish Kingdom 2.9% 10/31/46 (Reg. S)	EUR	1,350,000	1,611,388	(f)	EUR	0	0		EUR	1,350,000	1,611,388	(f)

United Kingdom
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18		4,625,000	6,239,978			0	0			4,625,000	6,239,978
1.75% 7/22/19 (Reg. S)		800,000	1,096,978			0	0			800,000	1,096,978
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	1,350,000	2,257,227		GBP	0	0		GBP	1,350,000	2,257,227

TOTAL UNITED KINGDOM			9,594,183				0				9,594,183

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			97,420,421				0				97,420,421

Equity Central Funds – 46.4%		Shares				Shares				Shares
Fidelity Commodity Strategy Central Fund		927,851	6,003,196	(g)		6,070,112	39,273,627	(c)		6,997,963	45,276,823	(h)
Fidelity Consumer Discretionary Central Fund		0	0			259,314	73,580,418	(c)		259,314	73,580,418	(h)
Fidelity Consumer Staples Central Fund		0	0			222,135	51,770,881	(c)		222,135	51,770,881	(h)
Fidelity Emerging Markets Equity Central Fund		48,573	11,962,558	(g)		262,512	64,651,508	(c)		311,085	76,614,066	(h)
Fidelity Energy Central Fund		0	0			341,931	40,429,915	(c)		341,931	40,429,915	(h)
Fidelity Financials Central Fund		0	0			1,359,960	144,318,936	(c)		1,359,960	144,318,936	(h)
Fidelity Health Care Central Fund		0	0			258,147	103,297,465	(c)		258,147	103,297,465	(h)
Fidelity Industrials Central Fund		0	0			258,529	74,371,046	(c)		258,529	74,371,046	(h)
Fidelity Information Technology Central Fund		0	0			393,633	179,035,884	(c)		393,633	179,035,884	(h)

Fidelity International Equity Central Fund	0	0		3,095,969	270,773,437	(c)	3,095,969	270,773,437	(h)
Fidelity Materials Central Fund	0	0		92,562	24,104,062	(c)	92,562	24,104,062	(h)
Fidelity Real Estate Equity Central Fund	0	0		82,629	9,323,063	(c)	82,629	9,323,063	(h)
Fidelity Telecom Services Central Fund	0	0		85,317	16,978,997	(c)	85,317	16,978,997	(h)
Fidelity Utilities Central Fund	0	0		127,732	23,659,850	(c)	127,732	23,659,850	(h)

TOTAL EQUITY CENTRAL FUNDS		17,965,754			1,115,569,089			1,133,534,843

Fixed-Income Central Funds – 27.4%
High Yield Fixed-Income Funds
Fidelity Emerging Markets Debt Central Fund	0	0		962,756	9,926,013	(c)	962,756	9,926,013	(h)
Fidelity Floating Rate Central Fund	0	0		183,977	18,979,055	(c)	183,977	18,979,055	(h)
Fidelity High Income Central Fund 1	0	0		383,195	38,591,543	(c)	383,195	38,591,543	(h)

TOTAL HIGH YIELD FIXED-INCOME FUNDS		0			67,496,611			67,496,611

Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Index Central Fund	0	0		691,211	70,641,718	(c)	691,211	70,641,718	(h)
Fidelity Investment Grade Bond Central Fund	0	0		4,867,946	529,924,557	(c)	4,867,946	529,924,557	(h)

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		0			600,566,275			600,566,275

TOTAL FIXED-INCOME CENTRAL FUNDS		0			668,062,886			668,062,886

Investment Companies – 4.5%
Energy Select Sector SPDR ETF	0	0		0	0		0	0
iShares 3-7 Year Treasury Bond ETF	0	0		0	0		0	0
iShares 20+ Year Treasury Bond ETF	54,600	6,811,896		192,891	24,065,081		247,491	30,876,977
iShares 7-10 Year Treasury Bond ETF		0		0	0		0	0
iShares Barclays TIPS Bond ETF	83,792	9,517,095		0	0		83,792	9,517,095
iShares Core MSCI Emerging Markets ETF	0	0		409,881	22,141,772		409,881	22,141,772
iShares MSCI EAFE Index ETF	0	0		255,628	17,505,405		255,628	17,505,405
iShares MSCI Japan ETF	0	0		344,504	19,192,318		344,504	19,192,318
Market Vectors Gold Miners ETF	0	0		0	0		0	0
SPDR Barclays Capital International Treasury Bond ETF	0	0		0	0		0	0
SPDR DB International Government Inflation-Protected Bond ETF	165,286	9,472,541		0	0		165,286	9,472,541
Vanguard Total International Bond ETF		0		0	0		0	0

TOTAL INVESTMENT COMPANIES		25,801,532			82,904,576			108,706,108

Money Market Central Funds – 4.6%
Fidelity Cash Central Fund, 1.11%	10,065,718	10,067,731	(b)	68,457,259	68,470,951	(b)	78,522,977	78,538,682	(b)
Fidelity Money Market Central Fund, 1.41%	0	0		30,176,373	30,179,390	(b)	30,176,373	30,179,390	(b)
Fidelity Securities Lending Cash Central Fund 1.11%	2,697,204	2,697,743	(b)(c)	0	0		2,697,204	2,697,743	(b)(c)

TOTAL MONEY MARKET FUNDS		12,765,474			98,650,341			111,415,815

TOTAL INVESTMENT PORTFOLIO – 100.1%		477,579,277			1,965,186,892			2,442,766,169
NET OTHER ASSETS (LIABILITIES) – (0.1)%		(1,237,957)			(445,755)			(1,683,712)

NET ASSETS – 100%		$476,341,320			$1,964,741,137			$2,441,082,457

Cost of Investments		$422,463,132			$1,528,007,302			$1,950,470,434

Fidelity Charles Street Trust: Fidelity Global Balanced Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Assets & Liabilities

As of September 30, 2017 (Unaudited)

Fidelity Global Balanced Fund

            (Acquired Fund)

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Investment made with cash collaterial received from securities on loan.

(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,628,571 or 2.0% of net assets.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$54,713
Fidelity Commodity Strategy Central Fund	32,335
Fidelity Emerging Markets Equity Central Fund	153,873
Fidelity Security Lending Cash Central Fund	33,039

Total	$273,960

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,813,460	$36,794,412	$1,019,048	$—
Consumer Staples	17,552,802	13,311,575	4,241,227	—
Energy	5,381,794	5,381,794	—	—
Financials	45,121,397	42,858,504	2,262,893	—
Health Care	37,440,761	34,513,648	2,927,113	—
Industrials	33,204,153	30,971,743	2,232,410	—
Information Technology	68,574,708	63,184,889	5,389,819	—
Materials	13,377,958	12,939,414	438,544	—
Real Estate	8,559,788	8,559,788	—	—
Telecommunication Services	2,960,542	1,646,782	1,313,760	—
Utilities	1,058,163	1,058,163	—	—
Equity Central Funds	17,965,754	17,965,754	—	—
Money Market Central Funds	12,765,474	12,765,474	—	—
Investment Companies	25,801,532	25,801,532	—	—
Corporate Bonds	3,625,798	—	3,625,798	—
U.S. Government and Government Agency Obligations	48,954,772	—	48,954,772	—
Foreign Government and Government Agency Obligations	97,420,421	—	97,420,421	—

Total Investments in Securities:	$477,579,277	$307,753,472	$169,825,805	$—

Fidelity Asset Manager 60% Fund

              (Acquiring Fund)

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$389,860
Fidelity Commodity Strategy Central Fund	174,755
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	914,309
Fidelity Energy Central Fund	821,489
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund, 1.41%	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity Security Lending Cash Central Fund	2,993
Fidelity Telecom Services Central Fund	383,748
Fidelity Utilities Central Fund	549,291

Total	$33,522,080

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,115,569,089	$1,115,569,089	$—	$—
Fixed-Income Central Funds	668,062,886	668,062,886	—	—
Money Market Central Funds	98,650,341	98,650,341	—	—
Investment Companies	82,904,576	82,904,576	—	—

Total Investments in Securities:	$1,965,186,892	$1,965,186,892	$—	$—

Fidelity Asset Manager 60% Fund

            Pro Forma Combined

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Investment made with cash collaterial received from securities on loan.

(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,628,571 or 0.4% of net assets.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$444,573
Fidelity Commodity Strategy Central Fund	207,090
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	1,068,182
Fidelity Energy Central Fund	821,489
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund, 1.41%	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity Security Lending Cash Central Fund	36,032
Fidelity Telecom Services Central Fund	383,748
Fidelity Utilities Central Fund	549,291

Total	$33,796,040

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,813,460	$36,794,412	$1,019,048	$—
Consumer Staples	17,552,802	13,311,575	4,241,227	—
Energy	5,381,794	5,381,794	—	—
Financials	45,121,397	42,858,504	2,262,893	—
Health Care	37,440,761	34,513,648	2,927,113	—
Industrials	33,204,153	30,971,743	2,232,410	—
Information Technology	68,574,708	63,184,889	5,389,819	—
Materials	13,377,958	12,939,414	438,544	—
Real Estate	8,559,788	8,559,788	—	—
Telecommunication Services	2,960,542	1,646,782	1,313,760	—
Utilities	1,058,163	1,058,163	—	—
Corporate Bonds	3,625,798	—	3,625,798	—
U.S. Government and Government Agency Obligations	48,954,772	—	48,954,772	—
Foreign Government and Government Agency Obligations	97,420,421	—	97,420,421	—
Equity Central Funds	1,133,534,843	1,133,534,843	—	—
Equity Funds	0	0	—	—
Fixed-Income Central Funds	668,062,886	668,062,886	—	—
Fixed-Income Funds	0	0	—	—
Money Market Central Funds	111,415,815	111,415,815	—	—
Investment Companies	108,706,108	108,706,108	—	—

Total Investments in Securities:	$2,442,766,169	$2,272,940,364	$169,825,805	$—

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Assets & Liabilities

As of September 30, 2017 (Unaudited)

Proposal #2 (a)

	Fidelity Global Strategies Fund (Acquired Fund)		Fidelity Asset Manager 60% (Acquiring Fund)	Combined	Adjustments	Fidelity Asset Manager 60% Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$59,924,431		$82,904,576	$142,829,007	$—	$142,829,007
Fidelity Central Funds	9,549,546		1,882,282,316	1,891,831,862	—	1,891,831,862
Affiliated issuers	104,111,711		—	104,111,711	—	104,111,711
Cash	6,019		—	6,019	—	6,019
Receivable for investments sold	—		1,892,489	1,892,489	—	1,892,489
Receivable for fund shares sold	108,177		1,295,911	1,404,088	—	1,404,088
Dividends receivable	8,089		—	8,089	—	8,089
Distributions receivable from Fidelity Central Funds	11,474		62,235	73,709	—	73,709
Prepaid expenses	—		4,619	4,619	—	4,619
Other receivables	5,901		4,475	10,376	—	10,376

Total assets	173,725,348		1,968,446,621	2,142,171,969	—	2,142,171,969

Liabilities
Payable for investments purchased	$8,042		$7,826	$15,868	$—	$15,868
Payable for fund shares redeemed	76,080		2,462,515	2,538,595	—	2,538,595
Accrued management fee	—		885,193	885,193	—	885,193
Distribution and service plan fees payable	34,165		51,911	86,076	—	86,076
Other affiliated payables	57,926		248,051	305,977	—	305,977
Other payables and accrued expenses	125	(b)	49,988	50,113	—	50,113

Total liabilities	176,338		3,705,484	3,881,822	—	3,881,822

Net Assets	$173,549,010		$1,964,741,137	$2,138,290,147	—	$2,138,290,147

Net Assets consist of:
Paid in capital	$155,471,655		$1,635,152,261	$1,790,623,916	—	$1,790,623,916
Undistributed net investment income (loss)	1,931,599		15,717,836	17,649,435	—	17,649,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	9,361,388		(123,308,550)	(113,947,162)	—	(113,947,162)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currency transactions	6,784,368		437,179,590	443,963,958	—	443,963,958

Net Assets	$173,549,010		$1,964,741,137	$2,138,290,147	—	$2,138,290,147

Book cost of respective Fund:	$166,807,725		$1,528,007,302	$1,694,815,027	—	$1,694,815,027

	Fidelity Global Strategies Fund (Acquired Fund)	Fidelity Asset Manager 60% (Acquiring Fund)	Combined	Pro Forma Adjustments		Fidelity Asset Manager 60% Pro Forma Combined
Net Asset Value
Class A
Net Assets	$25,019,830	$59,048,809	$84,068,639			$84,068,639
Offering price and redemption price per share	$9.63	$12.42	$12.42			$12.42
Shares outstanding	2,598,991	4,756,089		2,014,479	(c)	6,770,568
Maximum offering price per share (100/94.25 of $20.33)	$10.22	13.18	$13.18			$13.18
Class M
Net Assets	$19,337,480	$20,859,714	$40,197,194			$40,197,194
Offering price and redemption price per share	$9.59	$12.34	$12.34			$12.34
Shares outstanding	2,017,096	1,689,804		1,567,057	(c)	3,256,861
Maximum offering price per share (100/96.50 of $20.53)	$9.94	12.79	$12.79			$12.79
Class C
Net Assets	$24,942,174	$37,384,313	$62,326,487			$62,326,487
Offering price and redemption price per share	$9.45	$12.18	$12.18			$12.18
Shares outstanding	2,638,633	3,068,469		2,047,798	(c)	5,116,267
Class I
Net Assets	$22,946,395	$26,423,276	$49,369,671			$49,369,671
Offering price and redemption price per share	$9.67	$12.48	$12.48			$12.48
Shares outstanding	2,374,015	2,117,765		1,838,653	(c)	3,956,418
Global Balanced Fund; Global Strategies Fund; Asset Manager 60%; Pro Forma Adjustments; Asset Manager 60% Pro Forma; respectively
Net Assets	$81,303,131	$1,821,025,025	$1,902,328,156			$1,902,328,156
Offering price and redemption price per share	$9.66	$12.47	$12.47			$12.47
Shares outstanding	8,413,108	145,994,226		6,519,898	(c)	152,514,124

(a)	Proposal #2 only.
(b)	Fidelity Global Strategies Fund’s estimated one time proxy costs of $22,000 not included in the Pro Forma. FMR Co., Inc. the investment adviser, pays all other expenses, excluding management fees, distribution and service fees and with certain exceptions such as interest expense and independent Trustees compensation, and will bear the fund’s one time proxy costs.
(c)	Reflects the conversion of the Acquired Fund’s Class Net Assets into the Acquiring Class.

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Operations

12 months ended September 30, 2017 (Unaudited)

	Fidelity Global Strategies Fund (Acquired Fund)	Fidelity Asset Manager 60% (Acquiring Fund)	Combined	Pro Forma Adjustments		Fidelity Asset Manager 60% Pro Forma Combined
Dividends Unaffiliated issuers	$1,787,014	$1,766,039	$3,553,053	$—		$3,553,053
Dividends Affiliated issuers	2,021,671	—	2,021,671	—		2,021,671
Interest	1,222	136	1,358	—		1,358
Income from Fidelity Central Funds	231,746	33,522,080	33,753,826	—		33,753,826

Total Income	4,041,653	35,288,255	39,329,908	—		39,329,908
Expenses
Management fee	860,491	9,586,074	10,446,565	66,203	(d)	10,512,768
Transfer agent fees	—	2,048,785	2,048,785	328,760	(e)	2,377,545
Distribution and service plan fees	412,070	584,102	996,172	—		996,172
Accounting and security lending fees	—	690,021	690,021	60,023	(f)	750,044
Custodian fees and expenses	207	5,680	5,887	1,190	(f)	7,077
Independent trustees’ compensation	15,133	6,668	21,801	—		21,801
Registration fees	—	141,059	141,059	—		141,059
Audit	—	41,281	41,281	—		41,281
Legal	—	4,444	4,444	331	(f)	4,775
Miscellaneous	282 (g)	13,320	13,602	662	(f)	14,264

Total expenses before reductions	1,288,183	13,121,434	14,409,617	457,169		14,866,786
Expenses reductions	(225,829)	(44,216)	(270,045)	180,710		(89,335)

Total expenses	1,062,354	13,077,218	14,139,572	637,879		14,777,451

Net investment income	2,979,299	22,211,037	25,190,336	(637,879)		24,552,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,607,299	5,375,416	11,982,715	—		11,982,715
Fidelity Central Funds	7,618	24,500,736	24,508,354	—		24,508,354
Affiliated issuers	4,860,144	—	4,860,144	—		4,860,144
Foreign currency transactions	(3,130)	—	(3,130)	—		(3,130)
Futures contracts	(316,183)	—	(316,183)	—		(316,183)
Capital gain distributions from Fidelity Central Funds	2,271,584	3,249,158	5,520,742	—		5,520,742

Total net realized gain (loss)	13,427,332	33,125,310	46,552,642	—		46,552,642
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,972,853)	6,701,839	4,728,986	—		4,728,986
Fidelity Central Funds	4,975,224	144,724,402	149,699,626	—		149,699,626

Total change in net unrealized appreciation (depreciation)	3,002,371	151,426,241	154,428,612	—		154,428,612

Net Gain (Loss)	16,429,703	184,551,551	200,981,254	—		200,981,254
Net increase (decrease) in net assets resulting from operations	$19,409,002	$206,762,588	$226,171,590	$(637,879)		$225,533,711

(d)	Management fee adjustment reflects the Acquiring Fund’s management fee rate applied to the Pro Forma Combined fund’s average net assets.
(e)	Transfer Agent adjustment reflects Acquiring Class’s rate applied to the Pro Forma Combined Class’s average net assets.
(f)	Increase in expenses based on conversion of certain Fidelity Global Strategies Fund expenses into Pro Forma Combined fund.
(g)	Fidelity Global Strategies Fund’s estimated one time proxy costs of $22,000 not included in the Pro Forma. FMR Co., Inc. the investment adviser, pays all other expenses, excluding management fees, distribution and service fees and with certain exceptions such as interest expense and independent Trustees compensation, and will bear the fund’s one time proxy costs.

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Investments

As of September 30, 2017 (Unaudited)

	Fidelity Global Strategies Fund			Fidelity Asset Manager 60% Fund			Fidelity Asset Manager 60% Fund
	(Acquired Fund)			(Acquiring Fund)			Pro Forma Combined
Investments September 30, 2017 (Unaudited)
Showing Percentage of Net Assets

	Shares	Value		Shares	Value		Shares	Value
Equity Funds – 4.7%
Fidelity Global Commodity Stock Fund	217,100	2,694,208	(b)	0	0		217,100	2,694,208	(b)
Fidelity Pacific Basin Fund	422,470	14,220,348	(b)	0	0		422,470	14,220,348	(b)
Fidelity Emerging Markets Fund	296,184	9,001,025	(b)	0	0		296,184	9,001,025	(b)
Fidelity Japan Smaller Companies Fund	495,910	9,025,562	(b)	0	0		495,910	9,025,562	(b)
Fidelity Contrafund	73,031	8,851,352	(b)	0	0		73,031	8,851,352	(b)
Fidelity Europe Fund	513,754	21,480,073	(b)	0	0		513,754	21,480,073	(b)
Fidelity Low-Priced Stock Fund	339,353	17,598,860	(b)	0	0		339,353	17,598,860	(b)
Fidelity Stock Selector All Cap Fund	412,215	17,758,207	(b)	0	0		412,215	17,758,207	(b)

TOTAL EQUITY FUNDS		100,629,635			0			100,629,635

Fixed Income Funds – 0.2%
Fidelity Long-Term Treasury Bond Index Fund Premium Class	266,417	3,482,076	(b)	0	0		266,417	3,482,076	(b)

Equity Central Funds – 52.2%
Fidelity Commodity Strategy Central Fund	0	0		6,070,112	39,273,627	(b)	6,070,112	39,273,627	(c)
Fidelity Consumer Discretionary Central Fund	0	0		259,314	73,580,418	(b)	259,314	73,580,418	(c)
Fidelity Consumer Staples Central Fund	0	0		222,135	51,770,881	(b)	222,135	51,770,881	(c)
Fidelity Emerging Markets Equity Central Fund	0	0		262,512	64,651,508	(b)	262,512	64,651,508	(c)
Fidelity Energy Central Fund	0	0		341,931	40,429,915	(b)	341,931	40,429,915	(c)
Fidelity Financials Central Fund	0	0		1,359,960	144,318,936	(b)	1,359,960	144,318,936	(c)
Fidelity Health Care Central Fund	0	0		258,147	103,297,465	(b)	258,147	103,297,465	(c)
Fidelity Industrials Central Fund	0	0		258,529	74,371,046	(b)	258,529	74,371,046	(c)
Fidelity Information Technology Central Fund	0	0		393,633	179,035,884	(b)	393,633	179,035,884	(c)
Fidelity International Equity Central Fund	0	0		3,095,969	270,773,437	(b)	3,095,969	270,773,437	(c)
Fidelity Materials Central Fund	0	0		92,562	24,104,062	(b)	92,562	24,104,062	(c)
Fidelity Real Estate Equity Central Fund	0	0		82,629	9,323,063	(b)	82,629	9,323,063	(c)
Fidelity Telecom Services Central Fund	0	0		85,317	16,978,997	(b)	85,317	16,978,997	(c)
Fidelity Utilities Central Fund	0	0		127,732	23,659,850	(b)	127,732	23,659,850	(c)

TOTAL EQUITY CENTRAL FUNDS		0			1,115,569,089			1,115,569,089

Fixed-Income Central Funds – 31.2%
High Yield Fixed-Income Funds
Fidelity Emerging Markets Debt Central Fund	0	0		962,756	9,926,013	(b)	962,756	9,926,013	(c)
Fidelity Floating Rate Central Fund	0	0		183,977	18,979,055	(b)	183,977	18,979,055	(c)
Fidelity High Income Central Fund 1	0	0		383,195	38,591,543	(b)	383,195	38,591,543	(c)

TOTAL HIGH YIELD FIXED-INCOME FUNDS		0			67,496,611			67,496,611

Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Index Central Fund	0	0		691,211	70,641,718	(b)	691,211	70,641,718	(c)
Fidelity Investment Grade Bond Central Fund	0	0		4,867,946	529,924,557	(b)	4,867,946	529,924,557	(c)

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		0			600,566,275			600,566,275

TOTAL FIXED-INCOME CENTRAL FUNDS		0			668,062,886			668,062,886

Investment Companies – 6.7%
Energy Select Sector SPDR ETF	51,930	3,556,166		0	0		51,930	3,556,166
iShares 3-7 Year Treasury Bond ETF	69,640	8,601,236		0	0		69,640	8,601,236
iShares 20+ Year Treasury Bond ETF	42,682	5,325,006		192,891	24,065,081		235,573	29,390,087
iShares 7-10 Year Treasury Bond ETF	80,790	8,605,751		0	0		80,790	8,605,751
iShares Barclays TIPS Bond ETF	75,930	8,624,129		0	0		75,930	8,624,129
iShares Core MSCI Emerging Markets ETF	163,600	8,837,672		409,881	22,141,772		573,481	30,979,444
iShares MSCI EAFE Index ETF	0	0		255,628	17,505,405		255,628	17,505,405
iShares MSCI Japan ETF	0	0		344,504	19,192,318		344,504	19,192,318
Market Vectors Gold Miners ETF	113,010	2,594,710		0	0		113,010	2,594,710
SPDR Barclays Capital International Treasury Bond ETF	243,960	6,852,836		0	0		243,960	6,852,836
Vanguard Total International Bond ETF	126,890	6,926,925		0	0		126,890	6,926,925

TOTAL INVESTMENT COMPANIES		59,924,431			82,904,576			142,829,007

Money Market Central Funds – 5.1%
Fidelity Cash Central Fund, 1.11%	9,487,161	9,549,546	(a)	68,457,259	68,470,951	(a)	77,944,420	78,020,497	(a)
Fidelity Money Market Central Fund, 1.41%	0	0		30,176,373	30,179,390	(a)	30,176,373	30,179,390	(a)

TOTAL MONEY MARKET FUNDS		9,549,546			98,650,341			108,199,887

TOTAL INVESTMENT PORTFOLIO – 100.0%		173,585,688			1,965,186,892			2,138,772,580
NET OTHER ASSETS (LIABILITIES) – (0.0)%		(36,678)			(445,755)			(482,433)

NET ASSETS – 100%		$173,549,010			$1,964,741,137			$2,138,290,147

Cost of Investments		$166,807,725			$1,528,007,302			$1,694,815,027

Fidelity Salem Street Trust: Fidelity Global Strategies Fund

Fidelity Charles Street Trust: Fidelity Asset Manager 60% Fund

Pro Forma Combined Statement of Assets & Liabilities

As of September 30, 2017 (Unaudited)

Fidelity Global Strategies Fund

            (Acquired Fund)

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(b) Affiliated Fund

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund

Fidelity Advisor Value Strategies Fund	$103,701
Fidelity Capital Appreciation Fund	50,526
Fidelity Cash Central Fund	73,966
Fidelity Emerging Markets Fund	40,875
Fidelity Europe Fund	84,809
Fidelity Event Driven Opportunities Fund	13,759
Fidelity International Capital Appreciation Fund	52,517
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	861
Fidelity Japan Smaller Companies Fund	66,774
Fidelity Long Term Treasury Bond Index Fund	16,371
Fidelity Low Priced Stock Fund	1,285,852
Fidelity Mid-Cap Stock Fund	51,203
Fidelity Pacific Basin Fund	96,127
Fidelity Real Estate Income Fund	105,849
Fidelity Security Lending Cash Central Fund	157,780
Fidelity Value Discovery Fund	52,447

Total	$2,253,417

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd	$4,075,994	$—	$4,047,000	$60,487

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Central Funds	$9,486,153	$9,486,153	$—	$—
Investment Companies	59,924,431	59,924,431	—	—
Fixed-Income Funds	3,482,076	3,482,076	—	—
Equity Funds	100,693,028	100,693,028	—	—

Total Investments in Securities:	$173,585,688	$173,585,688	$—	$—

Fidelity Asset Manager 60% Fund

    (Acquiring Fund)

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund

Fidelity Cash Central Fund	$389,860
Fidelity Commodity Strategy Central Fund	174,755
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	914,309
Fidelity Energy Central Fund	821,489
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund, 1.41%	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity Security Lending Cash Central Fund	2,993
Fidelity Telecom Services Central Fund	383,748
Fidelity Utilities Central Fund	549,291

Total	$33,522,080

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,115,569,089	$1,115,569,089	$—	$—
Fixed-Income Central Funds	668,062,886	668,062,886	—	—
Money Market Central Funds	98,650,341	98,650,341	—	—
Investment Companies	82,904,576	82,904,576	—	—

Total Investments in Securities:	$1,965,186,892	$1,965,186,892	$—	$—

Fidelity Asset Manager 60% Fund

    Pro Forma Combined

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(b) Affiliated Fund

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC’s website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Underlying Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund

Fidelity Advisor Value Strategies Fund	$103,701
Fidelity Capital Appreciation Fund	50,526
Fidelity Cash Central Fund	463,826
Fidelity Commodity Strategy Central Fund	174,755
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Fund	40,875
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	914,309
Fidelity Energy Central Fund	821,489
Fidelity Europe Fund	84,809
Fidelity Event Driven Opportunities Fund	13,759
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	861
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund, 1.41%	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity International Capital Appreciation Fund	52,517
Fidelity Japan Smaller Companies Fund	66,774
Fidelity Long Term Treasury Bond Index Fund	16,371
Fidelity Low Priced Stock Fund	1,285,852
Fidelity Mid-Cap Stock Fund	51,203
Fidelity Pacific Basin Fund	96,127
Fidelity Real Estate Income Fund	105,849
Fidelity Security Lending Cash Central Fund	160,773
Fidelity Telecom Services Central Fund	383,748
Fidelity Value Discovery Fund	52,447
Fidelity Utilities Central Fund	549,291

Total	$35,775,497

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd	$4,075,994	$—	$4,047,000	$60,487

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	1,115,569,089	1,115,569,089	—	—
Equity Funds	100,693,028	100,693,028	—	—
Fixed-Income Central Funds	668,062,886	668,062,886	—	—
Fixed-Income Funds	3,482,076	3,482,076	—	—
Money Market Central Funds	108,136,494	108,136,494	—	—
Investment Companies	142,829,007	142,829,007	—	—

Total Investments in Securities:	$2,138,772,580	$2,138,772,580	$—	$—

PART C.	OTHER INFORMATION

Item 15.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits

(1)

(1) Amended and Restated Declaration of Trust, dated September 19, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 72.

(2) Amendment to the Declaration of Trust, dated September 15, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 75.

(3) Amendment to the Declaration of Trust, dated September 19, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 87.

(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herein as Exhibit 1 and Exhibit 2 to the Proxy Statement and Prospectus.

(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated September 19, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 72; Article XII of the Amended and Restated Declaration of Trust, dated September 15, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 75; and Article VIII of the Bylaws of the Trust, as amended and dated September 19, 2007, are incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 87.

(6)

(1)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Asset Manager 20% and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(1) of Post-Effective Amendment No. 129 .

(2)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Asset Manager 30% and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(2) of Post-Effective Amendment No. 129.

(3)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Asset Manager 40% and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(3) of Post-Effective Amendment No. 129.

(4)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Asset Manager 50% and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(4) of Post-Effective Amendment No. 129.

(5)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Asset Manager 60% and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(5) of Post-Effective Amendment No. 129.

(6)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Asset Manager 70% and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(6) of Post-Effective Amendment No. 129.

(7)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Asset Manager 85% and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(7) of Post-Effective Amendment No. 129.

(8)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Global Balanced Fund and Fidelity Management & Research Company, is incorporated herein as Exhibit (d)(8) of Post-Effective Amendment No. 129.

(9)	Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%), is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 73.

(10)	Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%), is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 72.

(11)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager 30% is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 87.

(12)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager 30% is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 87.

(13)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager 40% is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 87.

(14)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager 40% is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 87.

(15)	Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%), is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 73.

(16)	Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%), is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 72.

(17)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 87.

(18)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 87.

(19)	Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%), is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 73.

(20)	Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%), is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 72.

(21)	Sub-Advisory Agreement, dated September 16, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 70.

(22)	Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%), is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 72.

(23)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 88.

(24)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited), on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 89.

(25)	Sub-Advisory Agreement, dated September 20, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited), on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 89.

(26)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 87.

(27)	Amendment to the Sub-Advisory Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company, on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 89.

(28)	Amendment to the Sub-Advisory Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 89.

(29)	Amendment to the Sub-Advisory Agreement, dated August 1, 2007, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 89.

(30)	Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(34) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 75.

(31)	Schedule A, dated August 28, 2017, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated here in by reference to Exhibit (d)(31) of Post-Effective Amendment No. 129.

(32)	Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(20) of Fidelity Advisor Series II’s (File No. 033-06516) Post-Effective Amendment No. 118.

(33)	Schedule A, dated August 28, 2017, to the Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated here in by reference to Exhibit (d)(33) of Post-Effective Amendment No. 129.

(34)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(92) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 282.

(35)	Schedule A, dated August 28, 2017, to the Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of the Registrant, is incorporated here in by reference to Exhibit (d)(35) of Post-Effective Amendment No. 129.

(7)

(1)	Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 82.

(2)	General Distribution Agreement, dated September 20, 2007, between Fidelity Asset Manager 30% and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 87.

(3)	General Distribution Agreement, dated September 20, 2007, between Fidelity Asset Manager 40% and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 87.

(4)	Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 82.

(5)	General Distribution Agreement, dated September 20, 2007, between Fidelity Asset Manager 60% and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 87.

(6)	Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 82.

(7)	Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 82.

(8)	General Distribution Agreement, dated June 29, 2007, between Fidelity Global Balanced Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 87.

(9)	Form of Selling Dealer Agreement (most recently revised September 2010) is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(10)	Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(11)	Form of Bank Agency Agreement (most recently revised November 2014) is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through March 10, 2016, is incorporated herein by reference to Exhibit (f) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 334.

(9)

(1)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Charles Street Trust on behalf of Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(2)	Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(10)

(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%) is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 71.

(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 79.

(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 79.

(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 79.

(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 79.

(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 30% is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 86.

(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 86.

(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 86.

(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 86.

(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 86.

(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 40% is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 86.

(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Class A is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 86.

(13)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 86.

(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Class C is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 86.

(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 86.

(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%) is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 71.

(17)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 79.

(18)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 79.

(19)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Class C is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 79.

(20)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 79.

(21)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 86.

(22)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Class A is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 86.

(23)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 86.

(24)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Class C is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 86.

(25)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 86.

(26)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%) is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 71.

(27)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 70%: Class A is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 90.

(28)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 70%: Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 90.

(29)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 70%: Class C is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 90.

(30)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 70%: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 90.

(31)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%) is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 70.

(32)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Class A is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 79.

(33)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 79.

(34)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Class C is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 79.

(35)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 79.

(36)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund is incorporated hereby reference to Exhibit (m)(43) of Post-Effective Amendment No. 84.

(37)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Class A is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 95.

(38)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 95.

(39)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Class C is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 95.

(40)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 95.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters—To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	(1) Consents of Deloitte & Touche LLP, dated November 29, 2017, is filed herein as Exhibit (14)(1).

(2) Consent of PricewaterhouseCoopers LLP, dated November 29, 2017, is filed herein as Exhibit (14)(2)

(15)	Not applicable.

(16)	Power of Attorney, dated December 1, 2017, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 1st day of December 2017.

FIDELITY CHARLES STREET TRUST

By	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)	(Title)	(Date)

/s/Stephanie J. Dorsey	President and Treasurer	December 1, 2017
Stephanie J. Dorsey	(Principal Executive Officer)

/s/Howard J. Galligan III	Chief Financial Officer	December 1, 2017
Howard J. Galligan III	(Principal Financial Officer)

/s/Abigail P. Johnson	Trustee	December 1, 2017
Abigail P. Johnson

*	Trustee	December 1, 2017
Elizabeth S. Acton

*	Trustee	December 1, 2017
John Engler

*	Trustee	December 1, 2017
Albert R. Gamper, Jr.

*	Trustee	December 1, 2017
Robert F. Gartland

*	Trustee	December 1, 2017
Arthur E. Johnson

*	Trustee	December 1, 2017
Michael E. Kenneally

*	Trustee	December 1, 2017
Marie L. Knowles

*	Trustee	December 1, 2017
Mark A. Murray

*	Trustee	December 1, 2017
Jennifer Toolin McAuliffe

*By:	/s/Megan Johnson
Megan C. Johnson, pursuant to a power of attorney dated November 1, 2017 and filed herewith.